UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05010

The Huntington Funds

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

R. Jeffrey Young

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worchester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

Huntington Tax Free Money Market Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Principal Amount or Shares		Value
Municipal Bonds — 96.3%

Alabama — 0.2%
$ 100,000	Talladega County, AL, Refunding Warrants, G.O., Series A, 2.000%, 3/1/14	$101,415

Colorado — 0.2%
145,000	Douglas County, CO, School District No. Re-1 Douglas & Elbert Counties, G.O., 2.000%, 12/15/13	146,635

Connecticut — 0.3%
200,000	Woodbury, CT, G.O., 2.000%, 8/15/13	201,192

Florida — 18.9%
1,365,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 0.100%, 12/1/29 (a)	1,365,000
300,000	Florida State Housing Finance Corp., Various Refunding Housing Island Club Revenue, 0.110%, 7/1/31 (a)	300,000
3,005,000	Jacksonville, FL, Housing Finance Authority Revenue, (Fannie Mae Ins.), 0.100%, 7/15/33 (a)	3,005,000
600,000	North Broward, FL, Hospital District Revenue, (MBIA Ins. LOC - Wachovia Bank N.A.), 0.100%, 1/15/27 (a)	600,000
200,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.160%, 5/1/25 (a)	200,000
700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.140%, 11/1/36 (a)	700,000
2,625,000	Pinellas County, FL, Health Facilities Authority Revenue, Series A-1, (AGM Ins.), 0.130%, 11/1/38 (a)	2,625,000
3,100,000	Sarasota County, FL, Public Hospital District Hospital Revenue, Sarasota Memorial Hospital, Series A, (LOC - Northern Trust Co.), 0.120%, 7/1/37 (a)	3,100,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.100%, 1/15/32 (a)	1,100,000

		12,995,000

Georgia — 2.2%
1,500,000	Cobb County, GA, Housing Authority Revenue, Tamarron Apartments, (Freddie Mac Ins.), 0.130%, 3/1/24 (a)	1,500,000

Idaho — 1.7%
1,200,000	Idaho State Housing & Finance Association Revenue, Series A, 0.110%, 1/1/38 (a)	1,200,000

Indiana — 0.2%
145,000	Mooresville, IN, Public Library Leasing Corp. Revenue, 2.000%, 7/15/13	145,626

Iowa — 2.5%
600,000	Iowa State Finance Authority, Health Facilities Authority Revenue, Series B, 0.130%, 2/15/35 (a)	600,000
800,000	Iowa State Finance Authority, Health Facilities Authority Revenue, Series A, 0.130%, 2/15/35 (a)	800,000
320,000	Nevada, IA, Community School District, G.O., 2.000%, 6/1/13	320,855

		1,720,855

Kentucky — 0.2%
150,000	Jefferson County, KY, School District Finance Corp. Revenue, Series A, 3.500%, 7/1/13	151,124

Massachusetts — 0.2%
150,000	Tisbury, MA, Muni Purpose Loan, G.O., 2.000%, 11/1/13	151,401

Michigan — 1.4%
155,000	Howell Township, MI, Refunding Special Assessment, G.O., Series C, 3.000%, 5/1/13	155,287
130,000	Howell Township, MI, Refunding Special Assessment, G.O., Series B, 2.000%, 5/1/13	130,128
665,000	Howell Township, MI, Refunding Special Assessment, G.O., Series A, 3.000%, 5/1/13	666,201

		951,616

Minnesota — 7.8%
400,000	Burnsville, MN, Multifamily Revenue, 0.110%, 10/15/33 (a)	400,000
1,995,000	Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue, Allina Health Systems, Series B-1, (LOC - JPMorgan Chase Bank), 0.110%, 11/15/35 (a)	1,995,000
1,000,000	Minneapolis, MN, Housing Development Revenue, 0.110%, 9/1/26 (a)	1,000,000
2,000,000	Richfield, MN, Housing Revenue, Woodlake Richfield Apartments Project, (LOC - Wells Fargo Bank N.A.), 0.120%, 10/1/53 (a)	2,000,000

		5,395,000

(See notes which are an integral part of these schedules of investments)

Principal Amount or Shares		Value
Mississippi — 0.2%
$75,000	Lauderdale County, MS, G.O., Series A, 1.000%, 4/1/13	$75,000
60,000	Lauderdale County, MS, G.O., Series A, 1.000%, 4/1/14	60,268

		135,268

Missouri — 3.2%
2,000,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-2, (LOC - Wells Fargo Bank N.A.), 0.120%, 10/1/35 (a)	2,000,000
200,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-1, (LOC - Wells Fargo Bank N.A.), 0.130%, 10/1/35 (a)	200,000

		2,200,000

New Hampshire — 1.5%
1,000,000	Merrimack County, NH, G.O., 2.000%, 12/27/13	1,011,377

New Jersey — 0.9%
125,000	Howell Township, NJ, G.O., 2.000%, 11/1/13	126,159
480,000	Robbinsville Township, NJ, Board of Education, G.O., 2.000%, 3/15/14	487,070

		613,229

New York — 2.4%
380,000	Lindenhurst, NY, G.O., 2.000%, 8/1/13	382,029
1,300,000	New York State Housing Finance Agency Revenue, (Fannie Mae Ins.), 0.100%, 5/15/39 (a)	1,300,000

		1,682,029

North Carolina — 11.6%
1,990,000	Cary, NC, Various Public Improvements, G.O., (SPA - JPMorgan Chase Bank), 0.120%, 6/1/27 (a)	1,990,000
3,300,000	Charlotte-Mecklenburg Hospital Authority, Health Care System Revenue, Series B, (LOC - U.S. Bank N.A.), 0.110%, 1/15/26 (a)	3,300,000
2,400,000	Charlotte-Mecklenburg Hospital Authority, Health Care System Revenue, Series H, (LOC - Wells Fargo Bank N.A.), 0.110%, 1/15/45 (a)	2,400,000
260,000	State of North Carolina, Prerefunded-Public Improvement, G.O., Series A, 4.250%, 3/1/24	269,123

		7,959,123

North Dakota — 0.6%
385,000	McKenzie County, ND, Public School District Building Authority Lease Revenue, 2.000%, 5/1/13	385,459

Ohio — 19.4%
165,000	Chagrin Falls, OH, Exempted Village School District, G.O., Series B, 2.000%, 12/1/13	166,703
545,000	Clark County, OH, Various Purposes, G.O., 1.000%, 5/30/13	545,489
135,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.110%, 3/1/34 (a)	135,000
310,000	Delaware, OH, G.O., 1.000%, 12/1/13	311,238
1,000,000	East Knox, OH, Local School District, School Facilities Construction and Improvement, G.O., 2.200%, 1/28/14	1,012,735
875,000	Euclid, OH, Various Purposes, G.O., 1.250%, 6/13/13	875,868
145,000	Fairview Park, OH, City School District, G.O., 1.000%, 12/1/13	145,483
75,000	Franklin County, OH, Hospital Revenue, OhioHealth Corp., Series C, 4.000%, 5/15/13	75,312
755,000	Franklin County, OH, Industrial Development Revenue, (SPA - JPMorgan Chase Bank), 0.120%, 11/1/14 (a)	755,000
1,000,000	Hamilton, OH, Various Purposes, G.O., 1.125%, 10/3/13	1,002,643
310,000	Harrison, OH, G.O., 2.750%, 10/24/13	313,030
160,000	Hubbard, OH, Exempt Village School District, Classroom Facilities Improvement, G.O., 1.000%, 12/1/13	160,583
400,000	Lorain, OH, Port Authority Revenue, Land Reutilization Project, 2.500%, 11/6/13	404,055
100,000	Mahoning County, OH, Refunding and Various Purposes, G.O., 3.625%, 12/1/13	102,015
430,000	Maple Heights, OH, City School District, G.O., 1.250%, 4/11/13	430,076
2,000,000	Montgomery County, OH, Transportation Improvement District Revenue, Austin Landing Phase II, 1.500%, 2/13/14	2,018,076
1,000,000	Morrow County, OH, County Court House, G.O., BAN, 1.500%, 1/15/14	1,008,281
2,000,000	Ohio State University, Infrastructure Improvements, G.O., Series B, 0.100%, 8/1/21 (a)	2,000,000
1,000,000	Ohio State University, General Receipts Revenue, (SPA - Huntington National Bank), 0.100%, 12/1/27 (a)	1,000,000

(See notes which are an integral part of these schedules of investments)

Principal Amount or Shares		Value
$190,000	Painesville, OH, Local School District, School Improvement, G.O., 1.000%, 12/1/13	$190,697
355,000	Springfield, OH, Various Purposes, G.O., 2.000%, 6/1/13	355,617
125,000	Tecumseh, OH, Local School District, Various Purposes, G.O., 2.000%, 12/1/13	126,247
160,000	Washington, OH, Local School District/Lucas County, COP, 4.000%, 9/1/13	161,995
40,000	Youngstown, OH, City School District, G.O., 3.000%, 12/1/13	40,638

		13,336,781

Oklahoma — 0.3%
200,000	Oklahoma County, OK, G.O., Series A, 3.500%, 7/1/13	201,549

Pennsylvania — 0.6%
100,000	Lancaster County, PA, G.O., Series A, 2.500%, 11/1/13	101,106
325,000	Souderton, PA, Area School District, G.O., Series AA, 3.000%, 9/1/13	328,531

		429,637

Tennessee — 2.4%
1,625,000	Jackson, TN, Health Educational & Housing Facility Board Multifamily Revenue, (Fannie Mae Ins.), 0.100%, 5/15/31 (a)	1,625,000

Texas — 5.1%
200,000	Austin, TX, Housing Finance Corp., Multifamily Housing Revenue, Stassney Woods Apartments, Series A, (Fannie Mae Ins., LOC - JPMorgan Chase Bank), 0.100%, 10/15/32 (a)	200,000
205,000	Crandall, TX, Independent School District, G.O., Series B, 0.000%, 8/15/13 (b)	204,464
1,300,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-2, (LOC - JPMorgan Chase & Co.), 0.130%, 9/1/31 (a)	1,300,000
700,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-1, 0.130%, 9/1/31 (a)	700,000
1,110,000	Travis County, TX, Housing Finance Corp., Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.100%, 2/15/34 (a)	1,110,000

		3,514,464

Virginia — 9.3%
850,000	Arlington County, VA, Industrial Development Authority Revenue, Series A, (Fannie Mae Ins.), 0.110%, 3/1/35 (a)	850,000
825,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.100%, 10/15/32 (a)	825,000
3,480,000	Roanoke, VA, Economic Development Authority, Hospital Revenue, Series A-1, 0.130%, 7/1/36 (a)	3,480,000
1,275,000	Roanoke, VA , Economic Development Authority, Hospital Revenue, Series A-2, 0.130%, 7/1/36 (a)	1,275,000

		6,430,000

Washington — 1.8%
100,000	Snohomish County, WA, School District No. 15 Edmonds, G.O., Series A, 5.000%, 12/1/13	103,066
1,165,000	Washington Economic Development Finance Authority Revenue, Pioneer Human Services, 0.120%, 9/1/18 (a)	1,165,000

		1,268,066

Wisconsin — 1.2%
700,000	Milwaukee, WI, Area Technical College District, G.O., Series 12-13C, 2.000%, 6/1/13	701,753
130,000	Oshkosh, WI, Promisorry Notes, G.O., Series C, 2.000%, 12/1/13	131,387

		833,140

Total Municipal Bonds (Cost $66,284,986)		66,284,986

Cash Equivalents — 3.6%
2,490,366	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I, 0.010% (c)	2,490,366

Total Cash Equivalents (Cost $2,490,366)		2,490,366

Total Investments (Cost $68,775,352) — 99.9%		68,775,352

Other Assets in Excess of Liabilities — 0.1%		92,555

Net Assets — 100.0%		$68,867,907

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2013.
(b)	Zero coupon capital appreciation bond.
(c)	Rate disclosed is the seven day yield as of March 31, 2013.

AGM — Assured Guaranty Municipal Corp.

COP — Certificate of Participation

G.O. — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

SPA — Standby Purchase Agreement

(See notes which are an integral part of these schedules of investments)

Huntington Money Market Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Principal Amount or Shares		Value
Commercial Papers — 30.9%
$ 10,000,000	Australia & New Zealand Banking Group Ltd., 0.177%, 5/2/13	$9,998,450
5,000,000	Chevron Corp., 0.046%, 4/2/13	4,999,987
10,000,000	Commonwealth Bank of Australia, 0.178%, 5/6/13	9,998,250
5,000,000	Emerson Electric Co., 0.099%, 5/14/13	4,999,403
5,000,000	Google, Inc., 0.068%, 4/4/13	4,999,963
5,000,000	Honeywell International, 0.160%, 6/24/13	4,998,133
5,000,000	John Deere, 0.134%, 4/17/13	4,999,689
3,860,000	Johnson & Johnson, 0.100%, 6/6/13	3,859,292
5,000,000	Medtronic, Inc., 0.166%, 4/11/13	4,999,750
5,000,000	Merck & Co., 0.104%, 4/15/13	4,999,786
5,000,000	Nestle Financial International Ltd., 0.107%, 4/24/13	4,999,649
5,400,000	Parker Hannifin, 0.114%, 4/16/13	5,399,730
5,000,000	Procter & Gamble, 0.105%, 4/13/13	4,999,813
10,000,000	Toronto Dominion Holdings (USA), Inc., 0.170%, 6/4/13	9,996,978
5,000,000	Wal-mart Stores, 0.071%, 4/8/13	4,999,922
10,000,000	Westpac Banking Corp., 0.380%, 11/1/13	10,000,000

Total Commercial Papers (Cost $99,248,795)		99,248,795

U.S. Government Agencies — 18.5%

Federal Farm Credit Bank — 3.1%
5,000,000	0.156%, 4/16/13 (a)	5,000,020
5,000,000	0.190%, 6/20/13 (a)	4,999,889

		9,999,909

Federal Home Loan Bank — 15.4%
5,000,000	0.145%, 4/12/13 (a)	4,999,987
5,000,000	0.143%, 4/18/13 (a)	4,999,966
5,000,000	0.180%, 5/6/13 (a)	4,999,951
5,000,000	0.240%, 5/21/13	5,000,397
5,000,000	0.200%, 6/18/13 (a)	5,000,000
5,000,000	0.180%, 7/12/13 (a)	4,999,858
15,000,000	0.136%, 8/30/13 (a)	14,991,506
4,400,000	0.100%, 9/18/13 (a)	4,399,233

		49,390,898

Total U.S. Government Agencies (Cost $59,390,807)		59,390,807

Municipal Bonds — 13.9%

Kentucky — 3.0%
9,600,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition Project, (LOC - Bank of America N.A.), AMT, 0.150%, 5/1/31 (a)	9,600,000
New York — 1.9%
6,000,000	New York State Local Government Assistance Corp. Revenue, Series B, (SPA - JPMorgan Chase Bank), 0.100%, 4/1/21 (a)	6,000,000
North Carolina — 4.4%
4,500,000	Charlotte, NC, Special Obligation Revenue, Uptown Project, (SPA - Wachovia Bank N.A.), 0.180%, 6/1/21 (a)	4,500,000
4,500,000	North Carolina Capital Facilities Finance Agency Education Facilities Revenue, (LOC - Branch Banking & Trust), 0.120%, 10/1/34 (a)	4,500,000
5,000,000	Winston-Salem, NC, Water & Sewer Systems Revenue, Series B, (SPA - Branch Banking & Trust), 0.090%, 6/1/30 (a)	5,000,000

		14,000,000

Ohio — 3.1%
5,000,000	Franklin County, OH, Hospital Revenue, OhioHealth Facilities, Series B, (SPA - Barclays Bank PLC), 0.110%, 11/15/41 (a)	5,000,000
5,000,000	Hamilton County, OH, Hospital Facilities Revenue, 0.120%, 5/15/37 (a)	5,000,000

		10,000,000

Texas — 1.5%
5,000,000	Texas State Department of Housing & Community Affairs Multifamily Housing Revenue, (LOC - Citibank N.A.), AMT, 0.140%, 5/1/40 (a)	5,000,000

Total Municipal Bonds (Cost $44,600,000)		44,600,000

Repurchase Agreements — 11.3%
36,479,300	TD Securities, 0.100%, dated 3/28/13, due 4/1/13, repurchase price $36,479,705 (collateralized by U.S. Treasury Notes, 0.750%, 6/30/17, market value $36,994,617)	36,479,300

Total Repurchase Agreements (Cost $36,479,300)		36,479,300

Yankee Certificates of Deposit — 6.2%
10,000,000	Bank of Montreal/Chicago, 0.733%, 10/3/13 (a)	10,024,011
10,000,000	Bank of Nova Scotia/New York, 0.222%, 7/23/13 (a)	9,993,094

Total Yankee Certificates of Deposit (Cost $20,017,105)		20,017,105

Corporate Bonds — 5.0%

Consumer Staples — 1.6%
5,000,000	PepsiCo, Inc., 0.372%, 5/10/13 (a)	5,000,855

(See notes which are an integral part of these schedules of investments)

Principal Amount or Shares		Value
Financials — 3.4%
$3,161,000	General Electric Capital Corp., MTN, 1.189%, 5/22/13 (a)	$3,165,405
1,400,000	General Electric Capital Corp., MTN, 0.880%, 6/19/13 (a)	1,402,090
6,330,000	US Bancorp, MTN, 1.125%, 10/30/13	6,357,013

		10,924,508

Total Corporate Bonds (Cost $15,925,363)		15,925,363

U.S. Treasury Obligations — 3.3%

U.S. Treasury Bill — 3.3%
10,600,000	0.083%, 6/13/13	10,598,216

Total U.S. Treasury Obligations (Cost $10,598,216)		10,598,216

Cash Equivalents — 10.9%
30,000,000	Fidelity Institutional Money Market Portfolio, 0.140% (b)	30,000,000
5,000,000	Flex-Funds - The Money Market Fund - Institutional Class, 0.150% (b)	5,000,000

Total Cash Equivalents (Cost $35,000,000)		35,000,000

Total Investments (Cost $321,259,586) — 100.0%		321,259,586

Other Assets in Excess of Liabilities — 0.0%		35,780

Net Assets — 100.0%		$321,295,366

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2013.
(b)	Rate disclosed is the seven day yield as of March 31, 2013.

AMT — Subject to alternative minimum tax

LOC — Letter of Credit

MTN — Medium Term Note

SPA — Standby Purchase Agreement

(See notes which are an integral part of these schedules of investments)

Huntington Ohio Municipal Money Market Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Principal Amount or Shares		Value
Municipal Bonds — 97.7%

Ohio — 97.7%
$ 250,000	Adams County, OH, Ohio Valley Local School District, G.O., 1.000%, 12/1/13	$250,902
3,615,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series B, (LOC - JPMorgan Chase Bank), 0.130%, 10/1/31 (a)	3,615,000
550,000	Cleveland, OH, Cuyahoga County Port Authority Educational Facilities Revenue, Laurel School Project, (LOC - JPMorgan Chase Bank), 0.140%, 4/1/38 (a)	550,000
2,615,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, SPC Buildings 1&3 LLC, (LOC - JPMorgan Chase Bank), 0.120%, 1/1/37 (a)	2,615,000
1,940,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, Carnegie/89th Garage Project, (LOC - JPMorgan Chase Bank), 0.120%, 1/1/37 (a)	1,940,000
200,000	Cleveland, OH, Income Tax Revenue, Public Facilities Improvement, Series A, 2.000%, 10/1/13	201,499
4,375,000	Columbus, OH, Adjusted Sanitary Sewer, G.O., Series 1, 0.100%, 12/1/26 (a)	4,375,000
675,000	Columbus, OH, Franklin County Metropolitan Park District Revenue, 1.250%, 8/14/13	676,116
3,265,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.110%, 7/1/35 (a)	3,265,000
370,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.110%, 12/1/36 (a)	370,000
860,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.110%, 3/1/34 (a)	860,000
5,030,000	Cuyahoga County, OH, Revenue, Cleveland Clinic - Subseries B3, (SPA - Bank of America N.A.), 0.120%, 1/1/39 (a)	5,030,000
5,100,000	Cuyahoga County, OH, Revenue, Cleveland Clinic - Subseries B1, (SPA - JPMorgan Chase Bank), 0.120%, 1/1/39 (a)	5,100,000
1,200,000	Cuyahoga Falls, OH, Various Purposes, G.O., BAN, 1.000%, 12/5/13	1,204,867
1,100,000	Elyria, OH, G.O., BAN, 1.000%, 6/6/13	1,100,790
1,000,000	Euclid, OH, Various Purposes, G.O., BAN, 1.250%, 6/13/13	1,000,992
145,000	Fairbanks, OH, Local School District, G.O., 1.000%, 12/1/13	145,482
740,000	Franklin County, OH, Industrial Development Revenue, (SPA - JPMorgan Chase Bank), 0.120%, 11/1/14 (a)	740,000
5,000,000	Franklin County, OH, OhioHealth Facilities Revenue, Series A, (SPA - Barclays Bank PLC), 0.110%, 11/15/41 (a)	5,000,000
265,000	Gallipolis, OH, City School District, School Facilities Construction and Improvement, G.O., 1.000%, 12/1/13	265,973
50,000	Graham, OH, Local School District, School Improvement, G.O., 1.000%, 12/1/13	50,200
50,000	Greene County, OH, G.O., 2.250%, 12/1/13	50,583
1,210,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, (LOC - JPMorgan Chase Bank), 0.110%, 5/15/28 (a)	1,210,000
1,525,000	Harrison, OH, Public Infrastructure Improvements, G.O., BAN, 1.650%, 10/24/13	1,531,827
5,600,000	Kent State University, OH, General Receipts Revenue, Series B, (LOC - Bank of America N.A.), 0.120%, 5/1/32 (a)	5,600,000
50,000	Logan County, OH, Sewer Systems Improvement, G.O., 3.500%, 12/1/13	50,993
100,000	Lorain, OH, Various Purposes, G.O., 2.000%, 12/1/13	100,798
510,000	Mahoning County, OH, G.O., 1.250%, 10/15/13	511,778
750,000	Maple Heights, OH, City School District, G.O., BAN, 1.250%, 4/11/13	750,133
1,550,000	Marysville, OH, Various Purposes, G.O., BAN, 1.000%, 8/28/13	1,552,830

(See notes which are an integral part of these schedules of investments)

Principal Amount or Shares		Value
$160,000	Maumee, OH, City School District, G.O., Series B, 2.000%, 12/1/13	$161,682
1,000,000	Miami Township, OH, Montgomery County , Various Purpose Notes, G.O., 1.500%, 2/13/14	1,009,471
115,000	Middleburg Heights, OH, Hospital Revenue, 2.000%, 8/1/13	115,556
3,030,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - Barclays Bank PLC), 0.130%, 11/15/39 (a)	3,030,000
3,000,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - JPMorgan Chase Bank), 0.130%, 11/15/45 (a)	3,000,000
1,200,000	Montgomery County, OH, Revenue, Various Catholic Health, Series B-1, (SPA - Bank of NY Mellon), 0.110%, 3/1/27 (a)	1,200,000
2,000,000	Montgomery County, OH, Transportation Improvement District Revenue, Austin Landing Phase II, 1.500%, 2/13/14	2,018,076
1,000,000	Morrow County, OH, County Court House, G.O., BAN, 1.500%, 1/15/14	1,008,304
470,000	Obetz, OH, Various Purposes, G.O., 0.500%, 12/1/13	470,000
1,060,000	Ohio State, Air Quality Development Authority Refunding Revenue, Series B, (LOC - UBS AG), 0.130%, 3/1/23 (a)	1,060,000
5,100,000	Ohio State, Air Quality Development Authority Refunding Revenue, Series B, (LOC - Bank of Nova Scotia), 0.100%, 2/1/26 (a)	5,100,000
75,000	Ohio State, Common Schools, G.O., Series A, 5.000%, 6/15/13	75,686
5,415,000	Ohio State, Common Schools, G.O., Series A, 0.100%, 3/15/25 (a)	5,415,000
420,000	Ohio State, Common Schools, G.O., Series B, 0.100%, 3/15/25 (a)	420,000
5,070,000	Ohio State, Common Schools, G.O., Series C, 0.090%, 6/15/26 (a)	5,070,000
1,235,000	Ohio State, Higher Educational Facilities Revenue, Marietta College Project, (LOC—JPMorgan Chase Bank), 0.110%, 12/1/24 (a)	1,235,000
480,000	Ohio State, Higher Educational Facilities Revenue, Marietta College Project, (LOC—JPMorgan Chase Bank), 0.110%, 12/1/32 (a)	480,000
650,000	Ohio State, Higher Educational Facilities Revenue, Ohio Dominican University Project, (LOC—JPMorgan Chase Bank), 0.110%, 12/1/37 (a)	650,000
100,000	Ohio State, Higher Educational Facilities Revenue, Case Western Reserve, Series A, 0.130%, 10/1/31 (a)	100,000
240,000	Ohio State, Higher Educational Facilities Revenue, Case Western Reserve, Series A, 0.130%, 10/1/31 (a)	240,000
500,000	Ohio State, Higher Educational Facilities Revenue, Case Western Reserve, Series B-1, (LOC—Bank of America N.A.), 0.130%, 12/1/44 (a)	500,000
5,700,000	Ohio State, Higher Educational Facilities Revenue, Case Western Reserve, Series B-2, (LOC—Bank of America N.A.), 0.110%, 12/1/44 (a)	5,700,000
400,000	Ohio State, Housing Finance Agency Multifamily Revenue, Housing Chambrel at Montrose, Series F, (Fannie Mae Ins.), 0.110%, 11/15/32 (a)	400,000
2,000,000	Ohio State, Infrastructure Improvements, G.O., Series A, 0.100%, 2/1/23 (a)	2,000,000
4,150,000	Ohio State, Infrastructure Improvements, G.O., Series B, 0.100%, 8/1/17 (a)	4,150,000
4,665,000	Ohio State, Infrastructure Improvements, G.O., Series B, 0.100%, 8/1/21 (a)	4,665,000
4,740,000	Ohio State, Infrastructure Improvements, G.O., Series D, 0.100%, 2/1/19 (a)	4,740,000
400,000	Ohio State, Water Development Authority Revenue, 0.120%, 10/1/33 (a)	400,000
3,560,000	Ohio State University, General Receipts Revenue, (SPA—Huntington National Bank), 0.100%, 12/1/27 (a)	3,560,000

(See notes which are an integral part of these schedules of investments)

Principal Amount or Shares		Value
$110,000	Ohio State University, General Receipts Revenue, Series B, 0.090%, 12/1/28 (a)	$110,000
2,000,000	Ohio State University, General Receipts Revenue, Series B, 0.100%, 6/1/35 (a)	2,000,000
1,000,000	Pataskala, OH, Various Purposes, G.O., BAN, 1.250%, 11/21/13	1,005,425
110,000	Sandy Valley, OH, Local School District, School Facilities Construction and Improvement, G.O., 2.000%, 12/1/13	111,172
50,000	Springboro, OH, Community City School District, School Bus Acquisition, G.O., 2.000%, 12/1/13	50,514
670,000	Strongsville, OH, City School District, School Improvement, G.O., 3.000%, 12/1/13	681,653
1,500,000	Tipp City, OH, Various Purposes, G.O., BAN, Series C, 1.000%, 11/28/13	1,505,909
60,000	Troy, OH, City School District, School Improvement, G.O., 2.000%, 12/1/13	60,620
5,000,000	Union Township, OH, Clermont County, Various Purposes, G.O., BAN, 1.000%, 9/11/13	5,012,225
300,000	Vermilion, OH, Local School District, COP, 2.000%, 12/1/13	302,994
250,000	Wapakoneta, OH, City School District, G.O., BAN, 1.500%, 5/1/13	250,173
180,000	Youngstown, OH, City School District, Classroom Facilities and Improvement, G.O., 2.000%, 12/1/13	181,803

Total Municipal Bonds (Cost $118,962,026)		118,962,026

Cash Equivalents — 2.6%
3,177,867	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I, 0.010% (b)	3,177,866

Total Cash Equivalents (Cost $3,177,866)		3,177,866

Total Investments (Cost $122,139,892) — 100.3%		122,139,892

Liabilities in Excess of Other Assets — (0.3)%		(408,640)

Net Assets — 100.0%		$121,731,252

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2013.
(b)	Rate disclosed is the seven day yield as of March 31, 2013.

BAN — Bond Anticipation Note

COP — Certificate of Participation

G.O. — General Obligation

LOC — Letter of Credit

SPA — Standby Purchase Agreement

(See notes which are an integral part of these schedules of investments)

Huntington U.S. Treasury Money Market Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Principal Amount		Value
U.S. Treasury Obligations — 53.7%

U.S. Cash Management Bill — 4.1%
$ 62,201,500	0.105%, 4/15/13	$62,198,960

U.S. Treasury Bills — 40.4%
2,540,000	0.090%, 4/18/13	2,539,880
78,300,000	0.090%, 4/25/13	78,294,868
15,000,000	0.160%, 5/2/13	14,997,933
3,000,000	0.130%, 5/23/13	2,999,415
6,000,000	0.070%, 5/30/13	5,999,356
100,000,000	0.110%, 6/6/13	99,980,291
50,000,000	0.090%, 6/13/13	49,990,622
25,000,000	0.090%, 6/20/13	24,995,000
25,000,000	0.100%, 6/27/13	24,994,230
40,000,000	0.120%, 7/5/13	39,987,663
40,000,000	0.120%, 7/11/13	40,103,337
70,000,000	0.100%, 7/25/13	69,976,681
25,000,000	0.100%, 8/1/13	24,991,316
25,000,000	0.120%, 8/8/13	24,989,250
25,000,000	0.110%, 8/15/13	24,990,083
5,000,000	0.170%, 8/22/13	4,996,653
25,000,000	0.120%, 9/12/13	24,986,903
50,000,000	0.100%, 9/19/13	49,975,656
5,000,000	0.180%, 10/17/13	4,995,067
5,000,000	0.170%, 11/14/13	4,994,593

		619,778,797

U.S. Treasury Notes — 9.2%
10,000,000	0.625%, 4/30/13	10,004,240
25,000,000	1.375%, 5/15/13	25,039,167
15,000,000	3.500%, 5/31/13	15,084,504
10,000,000	1.125%, 6/15/13	10,020,077
15,000,000	0.375%, 6/30/13	15,010,128
15,000,000	0.375%, 7/31/13	15,012,431
25,000,000	0.750%, 8/15/13	25,060,612
15,000,000	0.750%, 9/15/13	15,041,879
10,000,000	0.125%, 9/30/13	9,997,194

		140,270,232

Total U.S. Treasury Obligations (Cost $822,247,989)		822,247,989

Repurchase Agreements — 46.3%
140,000,000	Goldman Sachs, 0.100%, dated 3/25/13, due 4/2/13, repurchase price $140,003,111 (collateralized by U.S. Treasury Bonds, 4.375%, 11/15/39, market value $141,625,824)	140,000,000
140,000,000	Mizuho Securities, 0.140%, dated 3/25/13, due 4/1/13, repurchase price $140,003,811 (collateralized by U.S. Treasury Inflation Protected Note, 2.500%, 7/15/16, market value $140,670,710)	140,000,000
50,000,000	Morgan Stanley, 0.160%, dated 3/28/13, due 4/1/13, repurchase price $50,000,889 (collateralized by U.S. Treasury Notes, 1.000%, 3/31/17, market value $50,979,375)	50,000,000
34,509,800	TD Securities, 0.100%, dated 3/28/13, due 4/1/13, repurchase price $34,510,183 (collateralized by U.S. Treasury Notes, 0.750%, 6/30/17, market value $34,997,806)	34,509,800
145,000,000	TD Securities, 0.100%, dated 3/27/13, due 4/3/13, repurchase price $145,002,819 (collateralized by U.S. Treasury Notes, 2.375%, 2/28/15, market value $147,567,547)	145,000,000
200,000,000	TD Securities, 0.140%, dated 3/28/13, due 4/1/13, repurchase price $200,003,111 (collateralized by U.S. Treasury Notes, 1.250%, 9/30/15, market value $202,321,752)	200,000,000

Total Repurchase Agreements (Cost $709,509,800)		709,509,800

Total Investments (Cost $1,531,757,789) — 100.0%		1,531,757,789

Other Assets in Excess of Liabilities — 0.0%		416,901

Net Assets — 100.0%		$1,532,174,690

(See notes which are an integral part of these schedules of investments)

Huntington Disciplined Equity Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares or Contracts		Value
Common Stocks — 91.9%

Consumer Discretionary — 7.1%
24,500	Comcast Corp., Class A (a)	$1,029,245
42,000	Ford Motor Co.	552,300
16,900	Lowe’s Companies, Inc.	640,848
11,000	McDonald’s Corp. (a)	1,096,590
10,000	NIKE, Inc. (a)	590,100
14,300	Starbucks Corp. (a)	814,528
11,900	Target Corp. (a)	814,555
21,700	Walt Disney Co./The (a)	1,232,560

		6,770,726

Consumer Staples — 11.5%
22,000	Altria Group, Inc.	756,580
9,900	Coca-Cola Co./The	400,356
6,300	Colgate-Palmolive Co. (a)	743,589
8,800	Costco Wholesale Corp. (a)	933,768
26,300	Kroger Co./The (a)	871,582
19,300	Mondelez International, Inc., Class A (a)	590,773
23,100	PepsiCo, Inc. (a)	1,827,441
18,000	Philip Morris International, Inc. (a)	1,668,780
22,800	Procter & Gamble Co. (a)	1,756,968
18,000	Wal-Mart Stores, Inc. (a)	1,346,940

		10,896,777

Energy — 14.2%
4,800	Apache Corp.	370,368
12,800	Baker Hughes, Inc. (a)	594,048
31,100	Cheniere Energy, Inc. (a) *	870,800
20,000	Chevron Corp. (a)	2,376,400
13,700	ConocoPhillips	823,370
4,500	Devon Energy Corp.	253,890
45,100	Exxon Mobil Corp. (a)	4,063,961
12,000	Halliburton Co. (a)	484,920
17,200	Kinder Morgan, Inc. (a)	665,296
7,200	Magellan Midstream Partners LP	384,696
1,500	National Oilwell Varco, Inc. (a)	106,125
12,500	Occidental Petroleum Corp.	979,625
6,850	Phillips 66 (a)	479,295
14,500	Schlumberger Ltd.	1,085,905

		13,538,699

Financials — 11.2%
97,000	Bank of America Corp. (a)	1,181,460
7,000	Bank of New York Mellon Corp./The (a)	195,930
6,500	Berkshire Hathaway, Inc., Class B (a) *	677,300
6,700	Chubb Corp./The (a)	586,451
8,000	Citigroup, Inc.	353,920
40,000	Fifth Third Bancorp (a)	652,400
2,200	Goldman Sachs Group, Inc./The	323,730
45,500	JPMorgan Chase & Co. (a)	2,159,430
10,000	MetLife, Inc. (a)	380,200
30,000	Morgan Stanley (a)	659,400
14,100	State Street Corp. (a)	833,169
20,500	U.S. Bancorp (a)	695,565
54,000	Wells Fargo & Co. (a)	1,997,460

		10,696,415

Health Care — 11.5%
20,900	Abbott Laboratories (a)	738,188
16,200	AbbVie, Inc. (a)	660,636
11,000	Amgen, Inc. (a)	1,127,610
15,100	Baxter International, Inc. (a)	1,096,864
23,200	Bristol-Myers Squibb Co. (a)	955,608
25,000	Johnson & Johnson (a)	2,038,250
25,000	Medtronic, Inc.	1,174,000
32,000	Merck & Co., Inc.	1,415,360
60,000	Pfizer, Inc. (a)	1,731,600

		10,938,116

Industrials — 9.1%
11,800	3M Co. (a)	1,254,458
7,500	Boeing Co./The (a)	643,875
7,500	Caterpillar, Inc.	652,275
3,000	Emerson Electric Co. (a)	167,610
2,500	FedEx Corp. (a)	245,500
5,500	General Dynamics Corp.	387,805
90,000	General Electric Co. (a)	2,080,800
5,000	Illinois Tool Works, Inc. (a)	304,700
2,000	Lockheed Martin Corp. (a)	193,040
3,000	Norfolk Southern Corp. (a)	231,240
5,000	Union Pacific Corp. (a)	712,050
10,000	United Parcel Service, Inc., Class B (a)	859,000
10,000	United Technologies Corp. (a)	934,300

		8,666,653

Information Technology — 17.8%
5,000	Accenture PLC, Class A (a)	379,850
2,800	Apple, Inc.	1,239,364
10,000	Broadcom Corp., Class A (a)	346,700
64,000	Cisco Systems, Inc. (a)	1,338,240
16,000	eBay, Inc. (a) *	867,520
21,700	EMC Corp. *	518,413
3,000	Google, Inc., Class A (a) *	2,382,090
50,000	Intel Corp.	1,092,500
12,200	International Business Machines Corp. (a)	2,602,260
1,000	MasterCard, Inc., Class A (a)	541,130
85,000	Microsoft Corp. (a)	2,431,850
43,000	Oracle Corp.	1,390,620
18,500	QUALCOMM, Inc. (a)	1,238,575
10,000	Texas Instruments, Inc. (a)	354,800
1,000	Visa, Inc., Class A	169,840

		16,893,752

Materials — 3.9%
10,000	Dow Chemical Co./The	318,400
16,200	Du Pont (E.I.) de Nemours & Co. (a)	796,392
18,700	Freeport-McMoRan Copper & Gold, Inc. (a)	618,970
2,000	Monsanto Co.	211,260
16,000	Olin Corp.	403,520
9,100	Praxair, Inc. (a)	1,015,014
4,200	Syngenta AG ADR	351,750

		3,715,306

Real Estate Investment Trusts — 1.1%
13,800	HCP, Inc. (a)	688,068
2,000	Simon Property Group, Inc. (a)	317,120

		1,005,188

Telecommunication Services — 3.4%
68,700	AT&T, Inc. (a)	2,520,603
14,500	Verizon Communications, Inc. (a)	712,675

		3,233,278

Utilities — 1.1%
6,900	Exelon Corp.	237,912
1,000	NextEra Energy, Inc. (a)	77,680
4,000	Sempra Energy (a)	319,760
9,000	Southern Co. (a)	422,280

		1,057,632

Total Common Stocks (Cost $71,910,491)		87,412,542

Exchange-Traded Funds — 0.3%
6,400	Utilities Select Sector SPDR Fund	249,920

Total Exchange-Traded Funds (Cost $196,570)		249,920

Options Purchased — 1.6%
900	CBOE Volatility Index, Call @ 10, Expiring April 2013	378,000

(See notes which are an integral part of these schedules of investments)

Shares or Contracts		Value
1,200	CBOE Volatility Index, Call @ 11, Expiring May 2013 (a)	$564,000
300	CBOE Volatility Index, Call @ 12, Expiring April 2013 (a)	70,500
1,000	iShares MSCI EAFE Index, Put @ 59, Expiring May 2013 (b)	127,000
800	SPDR S&P 500 ETF Trust, Put @ 151, Expiring June 2013 (b)	191,200
1,000	SPDR S&P 500 ETF Trust, Put @ 152, Expiring April 2013	53,500
1,200	SPDR S&P 500 ETF Trust, Put @ 152, Expiring May 2013 (b)	164,400

Total Options Purchased (Cost $2,066,328)		1,548,600

Cash Equivalents — 8.7%
8,240,275	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (c) (d)	8,240,275

Total Cash Equivalents (Cost $8,240,275)		8,240,275

Total Investments (Cost $82,413,664) — 102.5%		97,451,337

Liabilities in Excess of Other Assets — (2.5)%		(2,332,701)

Net Assets — 100.0%		$95,118,636

(a)	All or a portion of the security is held as collateral for written call options.
(b)	All or a portion of the security is held as collateral for written put options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

ADR	— American Depositary Receipt
ETF	— Exchange-Traded Fund

(See notes which are an integral part of these schedules of investments)

Huntington Dividend Capture Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 74.1%

Consumer Discretionary — 2.8%
31,500	Comcast Corp., Class A	$1,323,315
55,500	Gentex Corp.	1,110,555
24,500	Genuine Parts Co.	1,911,000
51,500	Leggett & Platt, Inc.	1,739,670

		6,084,540

Consumer Staples — 5.9%
30,750	Colgate-Palmolive Co.	3,629,422
28,500	Kimberly-Clark Corp.	2,792,430
29,250	Kroger Co./The	969,345
63,750	Sysco Corp.	2,242,088
43,000	Wal-Mart Stores, Inc.	3,217,690

		12,850,975

Energy — 15.9%
81,750	BP PLC ADR	3,462,112
55,000	Cenovus Energy, Inc.	1,704,450
18,250	Chevron Corp.	2,168,465
42,000	ConocoPhillips	2,524,200
171,500	Crosstex Energy LP (a)	3,155,600
52,000	El Paso Pipeline Partners LP (b)	2,280,720
105,000	Enbridge Energy Partners LP (b)	3,164,700
51,750	Exxon Mobil Corp.	4,663,192
37,000	Linn Energy LLC (b)	1,402,300
22,000	Magellan Midstream Partners LP	1,175,460
16,750	Marathon Oil Corp.	564,810
56,250	Murphy Oil Corp.	3,584,812
51,000	Royal Dutch Shell PLC ADR	3,323,160
20,000	Schlumberger Ltd.	1,497,800

		34,671,781

Financials — 14.6%
46,500	Bank of Montreal (b)	2,927,175
42,250	Brown & Brown, Inc.	1,353,690
104,000	Community Bank System, Inc. (b)	3,081,520
53,000	Cullen/Frost Bankers, Inc. (b)	3,314,090
81,500	Federated Investors, Inc., Class B	1,929,105
30,000	FNB Corp.	363,000
116,500	Fulton Financial Corp.	1,363,050
60,000	JPMorgan Chase & Co.	2,847,600
28,000	Northwest Bancshares, Inc.	355,320
11,500	Torchmark Corp.	687,700
29,000	Toronto-Dominion Bank	2,414,830
76,250	Trustmark Corp. (b)	1,907,013
72,500	U.S. Bancorp	2,459,925
52,000	Umpqua Holdings Corp.	689,520
95,000	Unum Group	2,683,750
18,000	Waddell & Reed Financial, Inc., Class A	788,040
75,000	Wells Fargo & Co.	2,774,250

		31,939,578

Health Care — 5.7%
77,250	Abbott Laboratories	2,728,470
66,000	AstraZeneca PLC ADR	3,298,680
22,750	Becton, Dickinson & Co.	2,175,128
82,000	Cardinal Health, Inc.	3,412,840
16,250	Merck & Co., Inc.	718,738

		12,333,856

Industrials — 8.2%
28,750	3M Co.	3,056,412
26,500	Cintas Corp.	1,169,445
55,500	CSX Corp.	1,366,965
128,500	General Electric Co.	2,970,920
56,500	Harsco Corp.	1,399,505
31,250	Illinois Tool Works, Inc.	1,904,375
40,000	Rockwell Automation, Inc.	3,454,000
63,000	Waste Management, Inc.	2,470,230

		17,791,852

Information Technology — 6.3%
3,100	Apple, Inc.	1,372,153
71,750	Cisco Systems, Inc.	1,500,293
62,750	Harris Corp.	2,907,835
71,500	Intel Corp.	1,562,275
72,250	Microsoft Corp.	2,067,073
97,000	Molex, Inc.	2,840,160
64,000	Total System Services, Inc.	1,585,920

		13,835,709

Materials — 3.0%
81,000	Sensient Technologies Corp.	3,166,290
95,000	Sonoco Products Co.	3,324,050

		6,490,340

Real Estate Investment Trusts — 5.9%
48,000	Colonial Properties Trust	1,085,280
26,000	EastGroup Properties, Inc.	1,513,200
31,000	EPR Properties (b)	1,613,550
20,000	HCP, Inc.	997,200
22,000	Highwoods Properties, Inc.	870,540
30,000	Home Properties, Inc.	1,902,600
96,500	Kimco Realty Corp.	2,161,600
53,500	Mack-Cali Realty Corp.	1,530,635
18,500	National Retail Properties, Inc.(b)	669,145
21,000	Omega Healthcare Investors, Inc.(b)	637,560

		12,981,310

Telecommunication Services — 2.2%
95,500	AT&T, Inc.	3,503,895
28,500	Verizon Communications, Inc.	1,400,775

		4,904,670

Utilities — 3.6%
92,500	CMS Energy Corp.	2,584,450
63,500	PG&E Corp.	2,827,655
139,000	TECO Energy, Inc.	2,476,980

		7,889,085

Total Common Stocks (Cost $146,528,878)		161,773,696

Preferred Stocks — 21.4%

Financials — 12.7%
45,000	Allianz SE, 8.375%	1,143,284
60,000	Allstate Corp./The, 5.100%	1,570,800
100,000	American Financial Group, Inc., 7.000%	2,679,000
80,000	Ameriprise Financial, Inc., 7.750%	2,186,400
45,000	Axis Capital Holdings Ltd., Series C, 6.875%	1,217,700
65,000	BB&T Corp., 5.850%	1,704,300
90,000	Charles Schwab Corp./The, Series B, 6.000%	2,377,800
140,000	JPMorgan Chase Capital XXIX, 6.700% (b)	3,619,000
70,000	KKR Financial Holdings LLC, 8.375%	2,025,800
71,750	PartnerRe Ltd., Series E, 7.250%	1,977,430
50,000	Prudential Financial, Inc., 9.000% (b)	1,273,000
80,000	Raymond James Financial, Inc., 6.900%	2,224,800
125,000	Wells Fargo & Co., Series J, 8.000% (b)	3,741,250

		27,740,564

Industrials — 0.7%
60,000	Stanley Black & Decker, Inc., 5.750%	1,584,000

Real Estate Investment Trusts — 3.7%
67,479	Kimco Realty Corp., Series H, 6.900%	1,805,063

(See notes which are an integral part of these schedules of investments)

Shares		Value
85,000	PS Business Parks, Inc., Series S, 6.450%	$2,244,000
50,000	Realty Income Corp., Series F, 6.625%	1,333,500
95,000	Vornado Realty LP, 7.875%	2,576,400

		7,958,963

Telecommunication Services — 1.2%
100,000	Qwest Corp., 7.500%	2,715,000

Utilities — 3.1%
115,000	Dominion Resources, Inc., Class A, 8.375%	3,077,400
135,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	3,580,200

		6,657,600

Total Preferred Stocks (Cost $46,269,915)		46,656,127

Exchange-Traded Funds — 2.0%
65,750	SPDR S&P Dividend ETF (b)	4,338,842

Total Exchange-Traded Funds (Cost $4,071,704)		4,338,842

Cash Equivalents — 2.4%
5,153,021	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (c) (d)	5,153,021

Total Cash Equivalents (Cost $5,153,021)		5,153,021

Short-Term Securities Held as Collateral for Securities Lending — 7.1%
15,483,732	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (d)	15,483,732

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $15,483,732)		15,483,732

Total Investments (Cost $217,507,250) — 107.0%		233,405,418

Liabilities in Excess of Other Assets — (7.0)%		(15,189,454)

Net Assets — 100.0%		$218,215,964

(a)	All or a portion of the security is held as collateral for written call options.
(b)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $15,271,193.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2013.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

(See notes which are an integral part of these schedules of investments)

Huntington Global Select Markets Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Principal Amount or Shares		Value
Common Stocks — 94.0%

Brazil — 14.1%

Consumer Staples — 5.2%
32,000	BRF - Brasil Foods SA ADR	$707,520
12,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar	632,387
14,000	Cia de Bebidas das Americas ADR	592,620

		1,932,527

Energy — 1.7%
25,000	Ultrapar Participacoes SA ADR (a)	634,500

Financials — 4.4%
140,000	BM&FBOVESPA SA	943,048
37,500	Itau Unibanco Holding SA ADR	667,500

		1,610,548

Materials — 1.7%
80,000	Duratex SA	640,396

Utilities — 1.1%
8,500	Cia de Saneamento Basico do Estado de Sao Paulo	405,641

		5,223,612

Cayman Islands — 1.6%

Consumer Discretionary — 1.6%
221,000	Wynn Macau Ltd. *	586,481

China — 16.8%

Consumer Discretionary — 2.8%
160,000	Great Wall Motor Co. Ltd.	542,088
220,000	MGM China Holdings Ltd. *	470,463

		1,012,551

Energy — 1.4%
4,000	PetroChina Co. Ltd. ADR	527,280

Financials — 4.6%
1,000,000	Bank of China Ltd.	463,764
1,000,000	China Construction Bank Corp.	816,740
56,000	Ping An Insurance Group Co. of China Ltd.	434,289

		1,714,793

Industrials — 2.2%
850,000	China Railway Construction Corp. Ltd.	805,919

Information Technology — 4.1%
24,000	Qihoo 360 Technology Co. Ltd. ADR *	711,120
25,000	Tencent Holdings Ltd.	794,840

		1,505,960

Utilities — 1.7%
600,000	Huaneng Power International, Inc.	639,994

		6,206,497

Hong Kong — 3.3%

Consumer Discretionary — 1.4%
325,000	Haier Electronics Group Co. Ltd.	518,321

Health Care — 1.9%
1,000,000	Sino Biopharmaceutical	698,222

		1,216,543

India — 8.2%

Energy — 1.2%
30,000	Reliance Industries Ltd.	427,135

Financials — 2.2%
12,000	ICICI Bank Ltd. ADR	514,800
80,000	Rural Electrification Corp. Ltd.	307,193

		821,993

Health Care — 1.6%
40,000	Sun Pharmaceutical Industries Ltd.	603,445

Information Technology — 1.7%
22,000	Tata Consultancy Services Ltd.	638,602

Materials — 1.5%
6,000	Asian Paints Ltd.	543,493

		3,034,668

Indonesia — 7.5%

Financials — 1.5%
535,000	Bank Mandiri Persero Tbk PT	550,298

Materials — 2.2%
2,200,000	Holcim Indonesia Tbk PT	814,647

Telecommunication Services — 1.8%
15,000	Telekomunikasi Indonesia Persero Tbk PT ADR	676,200

Utilities — 2.0%
1,200,000	Perusahaan Gas Negara PT	734,417

		2,775,562

Philippines — 1.6%

Utilities — 1.6%
970,000	First Gen Corp. *	587,555

Poland — 3.7%

Financials — 3.7%
580,000	Bank Millennium SA *	854,906
11,000	Bank Pekao SA (a)	530,324

		1,385,230

Republic Of South Korea — 15.5%

Consumer Discretionary — 1.8%
43,000	Dong Ah Tire & Rubber Co. Ltd.	659,867

Consumer Staples — 1.9%
1,300	LG Household & Health Care Ltd.	712,815

Financials — 5.5%
75,480	Korean Reinsurance Co.	775,585
6,000	Samsung Life Insurance Co. Ltd.	559,985
20,000	Shinhan Financial Group Co. Ltd.	715,238

		2,050,808

Industrials — 3.9%
7,000	CJ Corp.	910,873
2,750	Hyundai Heavy Industries Co. Ltd.	528,127

		1,439,000

Information Technology — 2.4%
650	Samsung Electronics Co. Ltd.	880,810

		5,743,300

Taiwan — 6.9%

Consumer Discretionary — 1.7%
140,000	Eclat Textile Co. Ltd.	613,542

Financials — 3.0%
782,687	Fubon Financial Holding Co. Ltd.	1,119,359

(See notes which are an integral part of these schedules of investments)

Principal Amount or Shares		Value
Materials — 2.2%
689,948	Asia Cement Corp.	$835,545

		2,568,446

Turkey — 1.8%

Industrials — 1.8%
60,000	Yazicilar Holding AS	663,203

United States — 13.0%

Consumer Discretionary — 1.3%
700	Priceline.com, Inc. *	481,551

Consumer Staples — 2.0%
24,000	Mondelez International, Inc., Class A	734,640

Energy — 3.0%
15,000	Schlumberger Ltd.	1,123,350

Information Technology — 6.7%
1,900	Apple, Inc.	840,997
2,500	International Business Machines Corp.	533,250
3,500	LinkedIn Corp. *	616,210
900	MasterCard, Inc., Class A	487,017

		2,477,474

		4,817,015

Total Common Stocks (Cost $33,107,872)		34,808,112

Exchange-Traded Funds — 1.3%
15,000	Market Vectors Indonesia Index ETF (a)	483,150

Total Exchange-Traded Funds (Cost $482,994)		483,150

Corporate Bonds — 0.5%

Multi-Nationals — 0.5%
350,000	European Bank for Reconstruction & Development, Series E, MTN, 9.500%, 11/6/13 (b)	176,952

Total Corporate Bonds (Cost $192,763)		176,952

Foreign Government Bonds — 0.5%

Indonesia — 0.5%
1,700,000,000	Indonesian Government, Series FR55, 7.375%, 9/15/16 (c)	188,592

Total Foreign Government Bonds (Cost $201,859)		188,592

Cash Equivalents — 4.0%
1,467,705	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (d) (e)	1,467,705

Total Cash Equivalents (Cost $1,467,705)		1,467,705

Short-Term Securities Held as Collateral for Securities Lending — 3.0%
1,113,636	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (e)	1,113,636

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,113,636)		1,113,636

Total Investments (Cost $36,566,829) — 103.3%		38,238,147

Liabilities in Excess of Other Assets — (3.3)%		(1,217,070)

Net Assets — 100.0%		$37,021,077

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $1,085,852.
(b)	Foreign-denominated security. Principal amount is reported in Indonesian Rupiah.
(c)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.
(d)	Investment in affiliate.
(e)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

(See notes which are an integral part of these schedules of investments)

Huntington Growth Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 99.4%

Consumer Discretionary — 11.0%
39,170	Comcast Corp., Class A	$1,645,532
86,510	D.R. Horton, Inc.	2,102,193
33,050	Home Depot, Inc./The	2,306,229
50,385	Jarden Corp. *	2,158,997
72,100	Pulte Group, Inc. *	1,459,304
30,690	TripAdvisor, Inc. *	1,611,839
9,280	Tupperware Brands Corp.	758,547
25,700	Viacom, Inc., Class B	1,582,349
38,990	Walt Disney Co./The	2,214,632

		15,839,622

Consumer Staples — 10.0%
40,400	Altria Group, Inc.	1,389,356
57,450	Church & Dwight Co., Inc.	3,712,993
32,120	Constellation Brands, Inc., Class A *	1,530,197
27,520	Costco Wholesale Corp.	2,920,147
103,310	Kroger Co./The	3,423,693
15,310	Philip Morris International, Inc.	1,419,390

		14,395,776

Energy — 8.2%
17,880	Calumet Specialty Products Partners LP	666,030
17,760	CARBO Ceramics, Inc. (a)	1,617,403
12,850	CVR Energy, Inc.	663,317
27,840	Marathon Petroleum Corp.	2,494,464
33,260	Phillips 66	2,327,202
37,060	Targa Resources Corp.	2,518,598
32,820	Valero Energy Corp.	1,492,982

		11,779,996

Financials — 8.8%
50,350	Air Lease Corp.	1,476,262
15,800	Berkshire Hathaway, Inc., Class B *	1,646,360
5,720	BlackRock, Inc.	1,469,354
77,360	Blackstone Group LP	1,530,181
9,920	Franklin Resources, Inc.	1,496,035
32,260	JPMorgan Chase & Co.	1,531,060
31,190	Raymond James Financial, Inc.	1,437,859
17,300	T. Rowe Price Group, Inc.	1,295,251
13,850	Zillow, Inc., Class A (a) *	757,179

		12,639,541

Health Care — 15.4%
17,430	Biogen Idec, Inc. *	3,362,421
36,720	Celgene Corp. *	4,256,215
47,490	Gilead Sciences, Inc. *	2,323,686
89,460	Medicines Co./The *	2,989,753
64,720	Tenet Healthcare Corp. *	3,079,378
38,420	Thermo Fisher Scientific, Inc.	2,938,746
42,270	Valeant Pharmaceuticals International, Inc. *	3,171,095

		22,121,294

Industrials — 8.1%
11,110	3M Co.	1,181,104
59,370	Avis Budget Group, Inc. *	1,652,267
39,750	Chicago Bridge & Iron Co. NV	2,468,475
19,130	Fortune Brands Home & Security, Inc. *	716,036
72,250	Hertz Global Holdings, Inc. *	1,608,285
9,490	Honeywell International, Inc.	715,071
34,550	Masco Corp.	699,637
8,380	Union Pacific Corp.	1,193,396
4,370	Valmont Industries, Inc.	687,270
3,240	W.W. Grainger, Inc.	728,935

		11,650,476

Information Technology — 32.7%
19,020	Apple, Inc.	8,418,823
66,140	ARM Holdings PLC ADR	2,802,352
68,560	Cisco Systems, Inc.	1,433,590
19,860	CommVault Systems, Inc. *	1,628,123
87,530	eBay, Inc. *	4,745,877
20,930	FleetCor Technologies, Inc. *	1,604,703
7,750	Google, Inc., Class A *	6,153,732
20,260	LinkedIn Corp. *	3,566,976
46,970	NeuStar, Inc., Class A *	2,185,514
39,100	OpenTable, Inc. (a) *	2,462,518
111,380	Oracle Corp.	3,602,029
42,680	QUALCOMM, Inc.	2,857,426
80,010	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,375,372
17,470	Visa, Inc., Class A	2,967,105
57,500	Yandex NV *	1,329,400

		47,133,540

Materials — 3.7%
31,920	International Paper Co.	1,486,834
33,500	Packaging Corp. of America	1,503,145
4,420	Sherwin-Williams Co./The	746,494
50,230	Worthington Industries, Inc.	1,556,125

		5,292,598

Real Estate Investment Trusts — 1.0%
14,500	HCP, Inc.	722,970
10,730	Health Care REIT, Inc.	728,674

		1,451,644

Telecommunication Services — 0.5%
19,160	BT Group PLC ADR	805,295

Total Common Stocks (Cost $122,267,876)		143,109,782

Cash Equivalents — 0.7%
968,668	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	968,668

Total Cash Equivalents (Cost $968,668)		968,668

Short-Term Securities Held as Collateral for Securities Lending — 0.6%
837,212	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (c)	837,212

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $837,212)		837,212

Total Investments (Cost $124,073,756) — 100.7%		144,915,662

Liabilities in Excess of Other Assets — (0.7)%		(997,489)

Net Assets — 100.0%		$143,918,173

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $821,066.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

(See notes which are an integral part of these schedules of investments)

Huntington Income Equity Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 97.0%

Consumer Discretionary — 6.9%
47,400	Comcast Corp., Class A	$1,991,274
100,000	Gannett Co., Inc. (a) (b)	2,187,000
81,500	Shaw Communications, Inc., Class B (a)	2,014,680
71,000	Thomson Reuters Corp. (a)	2,306,080
20,000	Time Warner Cable, Inc., Class A	1,921,200

		10,420,234

Consumer Staples — 9.8%
57,500	Altria Group, Inc.	1,977,425
52,500	Campbell Soup Co. (a)	2,381,400
58,500	ConAgra Foods, Inc.	2,094,885
40,900	General Mills, Inc.	2,016,779
21,900	Kimberly-Clark Corp.	2,145,762
54,000	Sysco Corp.	1,899,180
47,400	Walgreen Co.	2,260,032

		14,775,463

Energy — 15.4%
39,300	BP PLC ADR	1,664,355
19,500	Chevron Corp.	2,316,990
17,300	China Petroleum & Chemical Corp. ADR	2,022,716
37,900	ConocoPhillips	2,277,790
33,100	Eni SpA ADR (a)	1,485,859
38,700	Enterprise Products Partners LP (a)	2,333,223
24,300	Exxon Mobil Corp.	2,189,673
69,000	Marathon Oil Corp. (b)	2,326,680
33,600	Marathon Petroleum Corp. (b)	3,010,560
27,200	Royal Dutch Shell PLC ADR	1,772,352
32,900	Total SA ADR (a)	1,578,542
6,500	Valero Energy Corp.	295,685

		23,274,425

Financials — 15.4%
35,000	Bank of Montreal (a)	2,203,250
32,200	Bank of Nova Scotia	1,876,294
25,400	Canadian Imperial Bank of Commerce (a)	1,992,122
130,000	Fifth Third Bancorp (b)	2,120,300
38,200	HSBC Holdings PLC ADR	2,037,588
44,400	JPMorgan Chase & Co. (b)	2,107,224
32,300	Royal Bank of Canada	1,947,690
124,000	SLM Corp. (b)	2,539,520
28,900	Travelers Cos., Inc./The	2,433,091
64,000	U.S. Bancorp	2,171,520
52,500	Wells Fargo & Co.	1,941,975

		23,370,574

Health Care — 8.9%
47,800	AstraZeneca PLC ADR	2,389,044
42,600	Eli Lilly & Co.	2,419,254
40,800	Medtronic, Inc.	1,915,968
49,600	Merck & Co., Inc.	2,193,808
81,000	Pfizer, Inc.	2,337,660
44,100	Sanofi-Aventis ADR	2,252,628

		13,508,362

Industrials — 9.9%
19,900	3M Co.	2,115,569
23,800	Deere & Co.	2,046,324
36,700	Eaton Corp. PLC	2,247,875
93,500	General Electric Co.	2,161,720
29,200	Honeywell International, Inc.	2,200,220
64,000	Koninklijke (Royal) Philips Electronics NV	1,891,200
60,500	Waste Management, Inc.	2,372,205

		15,035,113

Information Technology — 9.9%
87,000	CA, Inc.	2,189,790
106,000	Cisco Systems, Inc. (b)	2,216,460
43,500	Harris Corp.	2,015,790
120,000	Hewlett-Packard Co. (b)	2,860,800
89,500	Intel Corp. (b)	1,955,575
65,000	Microsoft Corp.	1,859,650
53,000	Paychex, Inc. (a)	1,858,710

		14,956,775

Materials — 4.7%
18,400	Air Products & Chemicals, Inc.	1,603,008
37,500	Du Pont (E.I.) de Nemours & Co.	1,843,500
41,700	International Paper Co.	1,942,386
26,300	Lyondellbasell Industries N.V.	1,664,527

		7,053,421

Real Estate Investment Trusts — 7.0%
43,700	HCP, Inc.	2,178,882
30,200	Health Care REIT, Inc.	2,050,882
82,000	Hospitality Properties Trust	2,250,080
94,500	Kimco Realty Corp.	2,116,800
70,700	Mack-Cali Realty Corp.	2,022,727

		10,619,371

Telecommunication Services — 3.5%
50,000	AT&T, Inc.	1,834,500
37,100	Verizon Communications, Inc.	1,823,465
207,000	Windstream Corp. (a)	1,645,650

		5,303,615

Utilities — 5.6%
63,500	Exelon Corp.	2,189,480
51,000	FirstEnergy Corp.	2,152,200
49,000	PG&E Corp.	2,181,970
64,500	PPL Corp.	2,019,495

		8,543,145

Total Common Stocks (Cost $122,333,181)		146,860,498

Cash Equivalents — 3.7%
5,627,460	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (c) (d)	5,627,460

Total Cash Equivalents (Cost $5,627,460)		5,627,460

Short-Term Securities Held as Collateral for Securities Lending — 12.4%
18,755,247	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (d)	18,755,247

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $18,755,247)		18,755,247

Total Investments (Cost $146,715,888) — 113.1%		171,243,205

Liabilities in Excess of Other Assets — (13.1)%		(19,813,169)

Net Assets — 100.0%		$151,430,036

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $18,497,860.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2013.

ADR — American Depositary Receipt

(See notes which are an integral part of these schedules of investments)

Huntington International Equity Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 99.6%

Australia — 5.5%

Financials — 2.4%
280,000	Suncorp Group Ltd.	$3,446,244
112,000	Westpac Banking Corp.	3,587,359

		7,033,603

Industrials — 1.4%
153,000	Orica Ltd.	3,895,299

Materials — 1.7%
142,000	BHP Billiton Ltd.	4,843,984

		15,772,886

Belgium — 2.2%

Consumer Staples — 2.2%
65,000	Anheuser-Busch InBev NV	6,437,087

China — 1.2%

Information Technology — 1.2%
120,000	Qihoo 360 Technology Co. Ltd. ADR *	3,555,600

Denmark — 1.1%

Health Care — 1.1%
20,000	Novo-Nordisk A/S ADR	3,230,000

France — 6.5%

Financials — 4.3%
328,900	AXA SA ADR	5,673,525
82,011	BNP Paribas	4,209,628
300,000	Credit Agricole SA *	2,471,380

		12,354,533

Health Care — 2.2%
61,000	Sanofi-Aventis	6,198,923

		18,553,456

Germany — 6.5%

Energy — 1.4%
45,000	BASF SE	3,941,286

Financials — 1.4%
30,000	Allianz SE	4,074,739

Industrials — 3.7%
165,000	GEA Group AG	5,438,305
48,700	Siemens AG	5,246,152

		10,684,457

		18,700,482

Hong Kong — 2.1%

Financials — 2.1%
687,000	Wharf (Holdings) Ltd./The	6,124,312

Italy — 1.7%

Energy — 1.7%
210,000	Eni SpA	4,719,313

Japan — 19.4%

Consumer Discretionary — 5.9%
150,000	Denso Corp.	6,334,325
160,000	Honda Motor Co. Ltd.	6,119,197
45,000	Toyota Motor Corp. ADR	4,618,800

		17,072,322

Consumer Staples — 1.9%
66,644	Unicharm Corp.	3,801,958
32,800	Welcia Holdings Co. Ltd.	1,683,034

		5,484,992

Financials — 3.2%
180,000	Mitsubishi Estate Co. Ltd.	5,069,372
100,000	Sumitomo Mitsui Financial Group, Inc.	4,079,465

		9,148,837

Industrials — 4.0%
400,000	KUBOTA Corp.	5,770,743
128,000	Makita Corp.	5,670,456

		11,441,199

Information Technology — 3.1%
15,680	KEYENCE Corp.	4,797,450
57,000	Murata Manufacturing Co. Ltd.	4,287,262

		9,084,712

Materials — 1.3%
260,000	Kuraray Co. Ltd.	3,648,784

		55,880,846

Norway — 1.5%

Materials — 1.5%
1,000,000	Norsk Hydro ASA (a)	4,321,163

Singapore — 6.2%

Financials — 2.2%
500,000	DBS Group Holdings Ltd.	6,449,064

Industrials — 2.1%
667,877	Keppel Corp Ltd.	6,030,055

Telecommunication Services — 1.9%
1,883,930	Singapore Telecommunications Ltd.	5,452,127

		17,931,246

Spain — 2.4%

Financials — 2.4%
500,000	Banco Bilbao Vizcaya SA	4,334,979
373,902	Banco Santander SA ADR (a)	2,546,273

		6,881,252

Sweden — 6.0%

Consumer Discretionary — 2.1%
168,200	Hennes & Mauritz AB	6,013,549

Industrials — 1.7%
349,000	Volvo AB	5,074,037

Materials — 2.2%
242,000	Svenska Cellulosa AB (SCA)	6,238,405

		17,325,991

Switzerland — 5.7%

Financials — 1.5%
48,000	ACE Ltd.	4,270,560

(See notes which are an integral part of these schedules of investments)

Shares		Value
Health Care — 2.2%
89,000	Novartis AG	$6,323,393

Materials — 2.0%
68,800	Syngenta AG ADR	5,762,000

		16,355,953

Taiwan — 1.3%

Information Technology — 1.3%
209,854	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,607,390

United Kingdom — 25.0%

Consumer Discretionary — 1.5%
400,000	Greene King PLC	4,267,153

Consumer Staples — 7.5%
50,000	Diageo PLC ADR	6,292,000
46,000	Reckitt Benckiser Group PLC	3,298,047
1,063,284	Tesco PLC	6,165,124
134,000	Unilever PLC	5,669,113

		21,424,284

Financials — 5.2%
1,258,000	Barclays PLC	5,565,940
81,000	HSBC Holdings PLC ADR	4,320,540
196,000	Standard Chartered PLC	5,073,870

		14,960,350

Health Care — 3.2%
73,000	AstraZeneca PLC ADR	3,648,540
118,850	GlaxoSmithKline PLC ADR	5,575,253

		9,223,793

Industrials — 2.4%
409,000	Rolls-Royce Holdings PLC *	7,023,326

Telecommunication Services — 3.4%
1,059,000	BT Group PLC	4,473,855
1,840,000	Vodafone Group PLC	5,217,597

		9,691,452

Utilities — 1.8%
231,100	SSE PLC	5,211,646

		71,802,004

United States — 5.3%

Energy — 2.6%
45,000	Apache Corp.	3,472,200
51,352	Schlumberger Ltd.	3,845,751

		7,317,951

Financials — 1.5%
100,000	Citigroup, Inc.	4,424,000

Information Technology — 1.2%
6,500	MasterCard, Inc., Class A	3,517,345

		15,259,296

Total Common Stocks (Cost $239,026,869)		286,458,277

Cash Equivalents — 0.1%
416,972	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	416,972

Total Cash Equivalents (Cost $416,972)		416,972

Short-Term Securities Held as Collateral for Securities Lending — 2.5%
7,082,718	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (c)	7,082,718

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $7,082,718)		7,082,718

Total Investments (Cost $246,526,559) — 102.2%		293,957,967

Liabilities in Excess of Other Assets — (2.2)%		(6,351,826)

Net Assets — 100.0%		$287,606,141

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $6,848,703.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

(See notes which are an integral part of these schedules of investments)

Huntington Mid Corp America Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 99.3%

Consumer Discretionary — 9.7%
7,120	Advance Auto Parts, Inc.	$588,468
10,930	American Public Education, Inc. (a) *	381,348
25,340	Bob Evans Farms, Inc.	1,079,991
22,400	BorgWarner, Inc. *	1,732,416
36,500	D.R. Horton, Inc.	886,950
40,260	Iconix Brand Group, Inc. *	1,041,526
18,210	ITT Educational Services, Inc. (a) *	250,934
25,870	Kohl’s Corp.	1,193,383
43,640	Nordstrom, Inc.	2,410,237
24,650	PetSmart, Inc.	1,530,765
31,050	Ross Stores, Inc.	1,882,251
18,000	Vitamin Shoppe, Inc. *	879,300

		13,857,569

Consumer Staples — 4.7%
27,380	Church & Dwight Co., Inc.	1,769,569
25,950	Constellation Brands, Inc., Class A *	1,236,258
45,900	Dr. Pepper Snapple Group, Inc. (a)	2,155,005
35,490	Harris Teeter Supermarkets, Inc.	1,515,778

		6,676,610

Energy — 6.8%
8,500	Baker Hughes, Inc.	394,485
32,320	Helmerich & Payne, Inc.	1,961,824
28,710	Murphy Oil Corp.	1,829,688
16,920	Noble Energy, Inc.	1,956,967
33,810	Oceaneering International, Inc.	2,245,322
10,584	Superior Energy Services, Inc. *	274,866
11,250	Unit Corp. *	512,438
36,600	Weatherford International Ltd. *	444,324

		9,619,914

Financials — 14.4%
83,750	Brown & Brown, Inc.	2,683,350
27,390	Community Bank System, Inc.	811,566
27,170	Cullen/Frost Bankers, Inc.	1,698,940
50,670	Discover Financial Services	2,272,043
4,310	Everest Re Group Ltd.	559,697
147,440	First Niagara Financial Group, Inc.	1,306,318
21,800	Invesco Ltd.	631,328
9,800	Jones Lang LaSalle, Inc.	974,218
31,600	Montpelier Re Holdings Ltd.	823,180
45,400	Principal Financial Group, Inc.	1,544,962
33,810	Prosperity Bancshares, Inc.	1,602,256
11,120	T. Rowe Price Group, Inc.	832,554
45,885	Torchmark Corp.	2,743,923
75,243	Unum Group	2,125,615

		20,609,950

Health Care — 15.1%
38,830	Actavis, Inc. *	3,576,631
56,750	AmerisourceBergen Corp.	2,919,787
39,930	Cepheid, Inc. (a) *	1,532,114
14,230	Computer Programs & Systems, Inc.	769,985
62,020	Life Technologies Corp. *	4,008,353
120,170	Mylan, Inc. *	3,477,720
16,000	Quest Diagnostics, Inc.	903,200
54,330	St. Jude Medical, Inc.	2,197,105
28,496	Thermo Fisher Scientific, Inc.	2,179,659

		21,564,554

Industrials — 14.2%
10,200	Alliant Techsystems, Inc.	738,786
58,560	Babcock & Wilcox Co./The	1,663,690
16,000	Elbit Systems Ltd.	674,240
3,320	Flowserve Corp.	556,797
64,270	Jacobs Engineering Group, Inc. *	3,614,545
53,400	John Bean Technologies Corp.	1,108,050
59,510	Kennametal, Inc.	2,323,270
17,270	Rockwell Automation, Inc.	1,491,264
64,280	Rollins, Inc.	1,578,074
21,000	Ryder System, Inc.	1,254,750
11,490	Stericycle, Inc. *	1,220,008
54,740	Timken Co.	3,097,189
10,000	UniFirst Corp.	905,000

		20,225,663

Information Technology — 17.5%
11,000	Amdocs Ltd.	398,750
34,170	BMC Software, Inc. *	1,583,096
31,140	Broadcom Corp., Class A	1,079,624
40,580	Citrix Systems, Inc. *	2,928,253
53,400	CTS Corp.	557,496
32,866	Fidelity National Information Services, Inc.	1,302,151
14,100	Fiserv, Inc. *	1,238,403
10,250	FleetCor Technologies, Inc. *	785,868
71,510	FLIR Systems, Inc.	1,859,975
33,000	Harris Corp.	1,529,220
27,560	j2 Global, Inc. (a)	1,080,628
25,700	Molex, Inc. (a)	752,496
30,800	NCR Corp. *	848,848
17,900	NetApp, Inc. *	611,464
49,600	NVIDIA Corp.	635,872
25,800	Progress Software Corp. *	587,724
26,800	Seagate Technology PLC (a)	979,808
53,600	Synopsys, Inc. *	1,923,168
20,600	Syntel, Inc. *	1,390,912
50,280	Teradata Corp. *	2,941,883

		25,015,639

Materials — 5.1%
33,910	Albemarle Corp.	2,120,053
12,000	Ball Corp.	570,960
18,170	Cia de Minas Buenaventura SA	471,693
54,000	FMC Corp.	3,079,620
9,500	Silver Wheaton Corp.	297,825
20,000	Sonoco Products Co.	699,800

		7,239,951

Real Estate Investment Trusts — 7.4%
26,810	EPR Properties (a)	1,395,460
22,470	Highwoods Properties, Inc.	889,138
12,200	Home Properties, Inc.	773,724
12,210	Liberty Property Trust	485,348
21,510	Mack-Cali Realty Corp.	615,401
104,800	Medical Properties Trust, Inc.	1,680,992
13,360	Mid-America Apartment Communities, Inc.	922,642
16,690	PS Business Parks, Inc.	1,317,175
22,800	Rayonier, Inc.	1,360,476
18,260	Sovran Self Storage, Inc.	1,177,587

		10,617,943

Telecommunication Services — 0.4%
9,000	TELUS Corp.	621,990

Utilities — 4.0%
33,370	Alliant Energy Corp.	1,674,507
63,980	CMS Energy Corp.	1,787,601
6,980	DTE Energy Co.	477,013
33,700	Portland General Electric Co.	1,022,121
26,130	Xcel Energy, Inc.	776,061

		5,737,303

Total Common Stocks(Cost $85,845,529)		141,787,086

Cash Equivalents — 0.7%
935,314	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	935,314

Total Cash Equivalents(Cost $935,314)		935,314

(See notes which are an integral part of these schedules of investments)

Shares		Value
Short-Term Securities Held as Collateral for Securities Lending — 5.1%
7,319,434	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (c)	$7,319,434

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $7,319,434)		7,319,434

Total Investments (Cost $94,100,277) — 105.1%		150,041,834

Liabilities in Excess of Other Assets — (5.1)%		(7,262,357)

Net Assets — 100.0%		$142,779,477

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $7,190,109.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

(See notes which are an integral part of these schedules of investments)

Huntington Real Strategies Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 79.4%

Consumer Staples — 3.9%
19,980	Bunge Ltd.	$1,475,123
87,890	Smithfield Foods, Inc. *	2,327,327

		3,802,450

Energy — 32.1%
193,500	Adaro Energy Tbk PT ADR	1,325,475
61,900	Cameco Corp.	1,286,282
60,500	Canadian Natural Resources Ltd. (a)	1,943,865
91,000	Canadian Oil Sands Ltd. (a)	1,875,510
80,000	Cheniere Energy, Inc. *	2,240,000
101,110	Chesapeake Energy Corp. (a)	2,063,655
84,100	Cosan Ltd.	1,639,950
45,100	Enterprise Products Partners LP (a)	2,719,079
36,636	Kinder Morgan, Inc.	1,417,080
40,600	Magellan Midstream Partners LP	2,169,258
29,100	National Oilwell Varco, Inc.	2,058,825
76,700	Natural Resource Partners LP (a)	1,794,780
33,500	Sasol Ltd. ADR	1,485,390
64,900	Spectra Energy Corp.	1,995,675
78,046	Statoil ASA ADR	1,921,493
43,200	Tenaris SA ADR (a)	1,761,696
28,600	Transocean Ltd.	1,486,056

		31,184,069

Industrials — 17.5%
45,100	AGCO Corp.	2,350,612
22,200	Caterpillar, Inc.	1,930,734
54,040	Chicago Bridge & Iron Co. NV	3,355,884
21,970	Deere & Co.	1,888,981
37,790	GATX Corp.	1,963,946
77,710	Harsco Corp.	1,924,877
17,400	Lindsay Corp.	1,534,332
12,600	Valmont Industries, Inc.	1,981,602

		16,930,968

Materials — 17.6%
20,970	Agrium, Inc.	2,044,575
59,700	AngloGold Ashanti Ltd. ADR	1,405,935
46,700	Barrick Gold Corp.	1,372,980
14,800	BHP Billiton Ltd. ADR (a)	1,012,764
67,900	Olin Corp.	1,712,438
17,100	Praxair, Inc.	1,907,334
33,450	Rio Tinto PLC ADR (a)	1,574,826
107,000	Stillwater Mining Co. *	1,383,510
22,000	Syngenta AG ADR	1,842,500
8,200	Terra Nitrogen Co. LP (a)	1,804,000
57,200	Vale SA ADR	988,988

		17,049,850

Real Estate Investment Trusts — 8.3%
131,200	Duke Realty Corp.	2,227,776
51,830	Rayonier, Inc.	3,092,696
87,750	Weyerhaeuser Co.	2,753,595

		8,074,067

Total Common Stocks (Cost $70,764,624)		77,041,404

Exchange-Traded Funds — 9.0%
77,910	iShares Silver Trust *	2,136,292
84,200	Market Vectors Junior Gold Miners Fund ETF	1,409,508
36,300	Market Vectors Oil Services ETF (a)	1,557,633
63,500	PowerShares DB Agriculture Fund *	1,644,015
88,000	PowerShares DB US Dollar Index Bullish Fund *	1,988,800

Total Exchange-Traded Funds (Cost $11,385,003)		8,736,248

Real Estate Investments (b) (c) (d) — 4.8%
	Discount Retail Portfolio II DST (e)	884,472
	Grocery & Pharmacy DST	919,418
	New York Power DST (e)	862,254
	Scotts Gahanna LLC (e)	1,143,804
	Winston-Salem DST	859,037

Total Real Estate Investments (Cost $5,144,000)		4,668,985

Closed-End Fund — 2.1%
105,021	Central Fund of Canada Ltd., Class A (a)	2,034,257

Total Closed-End Fund (Cost $1,216,373)		2,034,257

Exchange-Traded Notes — 1.4%
52,400	iPath Dow Jones-UBS Livestock Sub-Index Total Return ETN *	1,391,142

Total Exchange-Traded Notes (Cost $1,503,754)		1,391,142

Cash Equivalents — 2.3%
2,249,545	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (e) (f)	2,249,545

Total Cash Equivalents (Cost $2,249,545)		2,249,545

Short-Term Securities Held as Collateral for Securities Lending — 19.1%
18,523,975	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (f)	18,523,975

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $18,523,975)		18,523,975

Total Investments (Cost $110,787,274) — 118.1%		114,645,556

Liabilities in Excess of Other Assets — (18.1)%		(17,572,408)

Net Assets — 100.0%		$97,073,148

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $18,131,129.
(b)	Illiquid security.
(c)	Security is currently being valued according to the fair value procedures approved by the Pricing Committee.
(d)	Investments do not offer shares. Fair value represents direct ownership of Real Estate.
(e)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

DST — Delaware Statutory Trust

ETF — Exchange-Traded Fund

ETN — Exchange-Traded Note

(See notes which are an integral part of these schedules of investments)

Huntington Rotating Markets Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 93.5%

Consumer Discretionary — 11.7%
4,137	Aaron’s, Inc.	$118,649
2,815	Advance Auto Parts, Inc.	232,660
7,054	American Eagle Outfitters, Inc.	131,910
6,757	Chico’s FAS, Inc.	113,518
4,277	Cinemark Holdings, Inc.	125,915
4,028	Dick’s Sporting Goods, Inc.	190,524
5,609	Foot Locker, Inc.	192,052
5,916	Gentex Corp.	118,379
3,840	Hanesbrands, Inc.	174,950
4,036	Jarden Corp. *	172,943
3,023	John Wiley & Sons, Inc., Class A	117,776
2,746	Lamar Advertising Co., Class A *	133,483
5,699	Life Time Fitness, Inc. *	243,803
9,753	LKQ Corp. *	212,225
2,143	Mohawk Industries, Inc. *	242,416
167	NVR, Inc. *	180,378
1,135	Panera Bread Co., Class A *	187,547
2,436	Polaris Industries, Inc.	225,306
2,836	PVH Corp.	302,913
571	Sears Canada, Inc. *	5,429
9,040	Service Corp. International	151,239
3,423	Signet Jewelers Ltd.	229,341
3,796	Sotheby’s	142,008
5,087	Toll Brothers, Inc. *	174,179
2,349	Tractor Supply Co.	244,601
2,345	Tupperware Brands Corp.	191,680
3,275	Under Armour, Inc., Class A *	167,680
4,135	Williams-Sonoma, Inc.	213,035

		4,936,539

Consumer Staples — 3.4%
3,865	Church & Dwight Co., Inc.	249,795
2,846	Energizer Holdings, Inc.	283,832
6,726	Green Mountain Coffee Roasters, Inc. (a) *	381,768
4,610	Hillshire Brands Co.	162,042
2,745	Ingredion, Inc.	198,518
6,637	Smithfield Foods, Inc. *	175,748

		1,451,703

Energy — 6.1%
3,226	Cimarex Energy Co.	243,369
2,899	Dresser-Rand Group, Inc. *	178,752
2,038	Dril-Quip, Inc. *	177,652
3,540	Energen Corp.	184,115
6,468	HollyFrontier Corp.	332,779
3,827	Oceaneering International, Inc.	254,151
2,669	Oil States International, Inc. *	217,710
6,575	Patterson-UTI Energy, Inc.	156,748
4,960	Plains Exploration & Production Co.*	235,451
2,496	Rosetta Resources, Inc. *	118,760
2,673	SM Energy Co. *	158,295
6,721	Superior Energy Services, Inc. *	174,544
3,762	World Fuel Services Corp.	149,427

		2,581,753

Financials — 11.1%
2,037	Affiliated Managers Group, Inc. *	312,822
528	Alleghany Corp. *	209,046
3,158	Arthur J Gallagher & Co.	130,457
4,149	Brown & Brown, Inc.	132,934
3,520	CBOE Holdings, Inc.	130,029
2,629	City National Corp.	154,874
3,466	Commerce Bancshares, Inc.	141,517
4,185	Eaton Vance Corp.	175,059
1,811	Everest Re Group Ltd.	235,176
4,445	Federated Investors, Inc., Class B	105,213
7,089	Fidelity National Financial, Inc., Class A	178,855
16,727	First Niagara Financial Group, Inc.	148,201
12,219	Fulton Financial Corp.	142,962
4,402	Hancock Holding Co.	136,110
3,344	HCC Insurance Holdings, Inc.	140,548
1,638	Jones Lang LaSalle, Inc.	162,834
5,449	Kemper Corp.	177,692
5,667	MSCI, Inc., Class A *	192,281
9,540	Old Republic International Corp.	121,253
15,597	Protective Life Corp.	558,373
3,738	Raymond James Financial, Inc.	172,322
2,953	Reinsurance Group of America, Inc.	176,206
4,791	SEI Investments Co.	138,220
7,849	TCF Financial Corp. (a)	117,421
11,934	Valley National Bancorp (a)	122,204
3,349	Waddell & Reed Financial, Inc., Class A	146,619
3,407	WR Berkley Corp.	151,169

		4,710,397

Health Care — 8.8%
3,096	Community Health Systems, Inc. *	146,719
1,795	Cooper Cos., Inc./The	193,645
2,193	Covance, Inc. *	162,984
5,545	Endo Pharmaceuticals Holdings, Inc.*	170,564
10,674	Health Management Associates, Inc.*	137,374
3,022	Henry Schein, Inc. *	279,686
3,700	Hill-Rom Holdings, Inc.	130,314
3,751	HMS Holdings Corp. *	101,840
10,798	Hologic, Inc. *	244,035
2,048	IDEXX Laboratories, Inc. (a) *	189,215
1,630	Mednax, Inc. *	146,097
1,074	Mettler-Toledo International, Inc. *	228,998
3,360	Omnicare, Inc.	136,819
2,396	Regeneron Pharmaceuticals, Inc. *	422,654
4,803	ResMed, Inc. (a)	222,667
1,975	Techne Corp.	134,004
2,492	Universal Health Services, Inc., Class B	159,164
7,209	Vertex Pharmaceuticals, Inc. *	396,351
2,303	WellCare Health Plans, Inc. *	133,482

		3,736,612

Industrials — 17.9%
4,877	AECOM Technology Corp. *	159,966
4,243	AGCO Corp.	221,145
2,716	Alaska Air Group, Inc. *	173,715
7,502	AMETEK, Inc.	325,287
4,274	BE Aerospace, Inc. *	257,679
2,273	Carlisle Cos., Inc.	154,087
337	Chicago Bridge & Iron Co. NV	20,928
2,601	Clean Harbors, Inc. *	151,092
3,602	Copart, Inc. *	123,477
3,443	Corrections Corp. of America	134,518
2,344	Crane Co.	130,936
4,958	Donaldson Co., Inc.	179,430
1,994	Esterline Technologies Corp. *	150,946
5,413	Fortune Brands Home & Security, Inc. *	202,609
2,254	Gardner Denver, Inc.	169,298
3,137	GATX Corp.	163,030
3,412	General Cable Corp. *	124,982
1,805	Genesee & Wyoming, Inc., Class A *	168,064
2,682	Graco, Inc.	155,636
1,843	Hubbell, Inc., Class B	178,974
3,130	IDEX Corp.	167,205
3,244	JB Hunt Transport Services, Inc.	241,613
3,743	Kansas City Southern	415,099
5,617	KBR, Inc.	180,193
3,386	Kennametal, Inc.	132,189
2,384	Kirby Corp. *	183,091
1,953	Lennox International, Inc.	123,996
2,775	Lincoln Electric Holdings, Inc.	150,350

(See notes which are an integral part of these schedules of investments)

Shares		Value
3,038	Manpower, Inc.	$172,315
1,932	MSC Industrial Direct Co., Inc., Class A	165,727
2,130	Nordson Corp.	140,474
3,644	Oshkosh Corp. *	154,834
1,559	Regal-Beloit Corp.	127,152
2,685	SPX Corp.	212,008
4,006	Terex Corp. *	137,887
2,998	Timken Co.	169,627
3,109	Towers Watson & Co., Class A	215,516
3,719	Trinity Industries, Inc.	168,582
2,179	Triumph Group, Inc.	171,052
3,620	United Rentals, Inc. *	198,991
2,919	URS Corp.	138,390
908	Valmont Industries, Inc.	142,801
1,859	Wabtec Corp.	189,822
3,673	Woodward, Inc.	146,038

		7,590,751

Information Technology — 13.4%
1,800	Alliance Data Systems Corp. *	291,402
3,094	ANSYS, Inc. *	251,913
5,759	Arrow Electronics, Inc. *	233,931
18,197	Atmel Corp. *	126,651
6,085	Avnet, Inc. *	220,277
10,372	Cadence Design Systems, Inc. *	144,482
10,332	Compuware Corp. *	129,150
2,027	Concur Technologies, Inc. *	139,174
4,497	Cree, Inc. *	246,031
1,585	Equinix, Inc. *	342,851
1,905	Factset Research Systems, Inc. (a)	176,403
3,252	Gartner, Inc. *	176,941
3,533	Global Payments, Inc.	175,449
4,227	Informatica Corp. *	145,705
10,621	Ingram Micro, Inc., Class A *	209,021
2,666	Jack Henry & Associates, Inc.	123,196
4,129	MICROS Systems, Inc. *	187,911
5,820	National Instruments Corp.	190,605
5,941	NCR Corp. *	163,734
5,679	PTC, Inc. *	144,758
3,542	Rackspace Hosting, Inc. *	178,800
6,455	Riverbed Technology, Inc. *	96,244
4,629	Semtech Corp. *	163,820
7,394	Skyworks Solutions, Inc. *	162,890
2,217	SolarWinds, Inc. *	131,025
2,526	Solera Holdings, Inc.	147,342
6,347	Synopsys, Inc. *	227,730
2,809	Tech Data Corp. *	128,118
6,592	TIBCO Software, Inc. *	133,290
8,492	Trimble Navigation Ltd. *	254,420
4,357	VeriFone Systems, Inc. *	90,103
2,821	Zebra Technologies Corp., Class A *	132,954

		5,666,321

Materials — 7.0%
3,246	Albemarle Corp.	202,940
3,212	AptarGroup, Inc.	184,208
3,387	Ashland, Inc.	251,654
3,186	Carpenter Technology Corp.	157,038
6,715	Commercial Metals Co.	106,433
1,896	Cytec Industries, Inc.	140,456
1,899	Domtar Corp.	147,400
1,861	Martin Marietta Materials, Inc.	189,859
455	NewMarket Corp.	118,464
3,088	Packaging Corp. of America	138,559
2,595	Reliance Steel & Aluminum Co.	184,686
2,407	Rock-Tenn Co., Class A	223,346
2,187	Royal Gold, Inc.	155,343
4,261	RPM International, Inc.	134,562
3,571	Sensient Technologies Corp.	139,590
3,866	Sonoco Products Co.	135,271
9,390	Steel Dynamics, Inc.	149,019
2,958	Valspar Corp.	184,136

		2,942,964

Real Estate Investment Trusts — 9.2%
2,424	Alexandria Real Estate Equities, Inc.	172,056
4,327	American Campus Communities, Inc.	196,186
22,471	BioMed Realty Trust, Inc.	485,374
2,341	Camden Property Trust	160,780
13,242	Duke Realty Corp.	224,849
1,184	Essex Property Trust, Inc.	178,287
3,480	Extra Space Storage, Inc.	136,660
2,590	Federal Realty Investment Trust	279,824
1,800	Home Properties, Inc.	114,156
4,588	Hospitality Properties Trust	125,895
3,818	Liberty Property Trust	151,766
3,424	Macerich Co./The	220,437
4,457	Rayonier, Inc.	265,949
6,417	Realty Income Corp.	291,011
3,213	Regency Centers Corp.	170,000
5,689	Senior Housing Properties Trust	152,636
2,115	Taubman Centers, Inc.	164,251
11,417	UDR, Inc.	276,177
4,056	Weingarten Realty Investors	127,967

		3,894,261

Telecommunication Services — 0.6%
5,157	Telephone & Data Systems, Inc.	108,658
5,839	TW Telecom, Inc. *	147,084

		255,742

Utilities — 4.3%
4,400	Aqua America, Inc.	138,336
3,183	Atmos Energy Corp.	135,882
2,602	Black Hills Corp.	114,592
2,386	IDACORP, Inc.	115,172
3,304	National Fuel Gas Co.	202,700
8,782	NV Energy, Inc.	175,903
3,365	OGE Energy Corp.	235,483
6,814	Questar Corp.	165,785
3,924	UGI Corp.	150,642
5,817	Vectren Corp.	206,038
5,107	Westar Energy, Inc.	169,450

		1,809,983

Total Common Stocks (Cost $37,648,895)		39,577,026

Exchange-Traded Funds — 3.1%
6,204	SPDR S&P MidCap 400 ETF Trust	1,301,103

Total Exchange-Traded Funds (Cost $1,232,471)		1,301,103

Cash Equivalents — 3.4%
1,456,158	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	1,456,158

Total Cash Equivalents (Cost $1,456,158)		1,456,158

Short-Term Securities Held as Collateral for Securities Lending — 2.8%
1,187,553	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (c)	1,187,553

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,187,553)		1,187,553

Total Investments (Cost $41,525,077) — 102.8%		43,521,840

Liabilities in Excess of Other Assets — (2.8)%		(1,178,364)

Net Assets — 100.0%		$42,343,476

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $1,170,753.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

(See notes which are an integral part of these schedules of investments)

Huntington Situs Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 96.0%

Bermuda — 2.1%

Financials — 2.1%
110,000	Arch Capital Group Ltd. *	$5,782,700

Brazil — 0.7%

Consumer Staples — 0.7%
38,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (a)	2,035,296

Canada — 0.0%

Energy — 0.0%
35,000	Denison Mines Corp. *	48,300

Chile — 0.5%

Materials — 0.5%
24,000	Sociedad Quimica y Minera de Chile SA ADR	1,330,800

Denmark — 0.7%

Health Care — 0.7%
52,500	Novozymes A/S, Class B (a)	1,779,982

Germany — 0.5%

Health Care — 0.5%
35,500	Stada Arzneimittel AG	1,453,586

Hong Kong — 0.4%

Consumer Discretionary — 0.4%
162,500	Television Broadcasts Ltd.	1,230,907

Japan — 1.2%

Consumer Discretionary — 0.5%
31,400	Honda Motor Co. Ltd. ADR (a)	1,201,364

Consumer Staples — 0.2%
38,300	Shiseido Co. Ltd.	535,867

Financials — 0.2%
70	Japan Prime Realty Investment Corp.	270,318
20	Japan Real Estate Investment Corp.	276,426

		546,744

Health Care — 0.3%
20,600	Terumo Corp.	880,856

		3,164,831

Mexico — 0.1%

Consumer Discretionary — 0.1%
27,400	Desarrolladora Homex S.A.B. de C.V. ADR (a) *	244,956

Sweden — 0.3%

Consumer Discretionary — 0.3%
116,800	Haldex AB	695,382

Switzerland — 0.6%

Consumer Discretionary — 0.6%
50,000	Garmin Ltd. (a)	1,652,000

United Kingdom — 0.9%

Consumer Staples — 0.4%
16,000	Reckitt Benckiser Group PLC *	1,147,147

Industrials — 0.5%
116,800	Concentric AB	1,245,594

		2,392,741

United States — 88.0%

Consumer Discretionary — 10.8%
186,100	Cabela’s, Inc., Class A *	11,311,158
13,500	Columbia Sportswear Co. (a)	781,380
7,050	Fossil, Inc. *	681,030
45,000	Papa John’s International, Inc. *	2,781,900
23,850	Rent-A-Center, Inc.	881,019
100,000	Sturm Ruger & Co., Inc. (a)	5,073,000
1,200	Tempur-Pedic International, Inc. *	59,556
40,000	Tractor Supply Co.	4,165,200
97,000	Urban Outfitters, Inc. *	3,757,780

		29,492,023

Consumer Staples — 1.6%
22,000	Darling International, Inc. *	395,120
90,000	Fresh Del Monte Produce, Inc.	2,428,200
30,000	Sanderson Farms, Inc.	1,638,600

		4,461,920

Energy — 4.9%
10,000	Atwood Oceanics, Inc. *	525,400
60,000	CARBO Ceramics, Inc. (b)	5,464,200
100,000	Denbury Resources, Inc. *	1,865,000
13,000	Dril-Quip, Inc. *	1,133,210
111,708	Halcon Resources Corp. *	870,206
30,000	Lufkin Industries, Inc. (a)	1,991,700
15,000	Oceaneering International, Inc.	996,150
7,000	SM Energy Co. *	414,540
6,000	Swift Energy Co. *	88,860

		13,349,266

Financials — 9.2%
89,300	Cullen/Frost Bankers, Inc. (a)	5,583,929
100,000	Evercore Partners, Inc.	4,160,000
30,000	EZCORP, Inc., Class A *	639,000
110,000	International Bancshares Corp.	2,288,000
30,000	Janus Capital Group, Inc.	282,000
165,000	Raymond James Financial, Inc.	7,606,500
75,383	SCBT Financial Corp.	3,799,303
13,800	WSFS Financial Corp.	671,232

		25,029,964

Health Care — 10.8%
40,000	Abaxis, Inc. *	1,892,800
80,000	Actavis, Inc. (b) *	7,368,800
40,000	AmSurg Corp. *	1,345,600
60,000	Arena Pharmaceuticals, Inc. (a) *	492,600
15,000	Bio-Rad Laboratories, Inc., Class A *	1,890,000
73,000	Cerner Corp. *	6,916,750
20,000	Codexis, Inc. (a) *	47,800
70,000	Edwards LifeSciences Corp. *	5,751,200
10,000	Healthways, Inc. *	122,500
40,000	Merit Medical Systems, Inc. *	490,400
100,000	Myriad Genetics, Inc. *	2,540,000
75,000	Osiris Therapeutics, Inc. (a) *	780,000

		29,638,450

Industrials — 16.8%
50,000	BE Aerospace, Inc. *	3,014,500
105,000	EnPro Industries, Inc. *	5,372,850
50,000	Flowserve Corp.	8,385,500
100,000	Harsco Corp.	2,477,000
43,000	Lindsay Corp.	3,791,740
10,000	Mine Safety Appliances Co.	496,200
120,000	Quanta Services, Inc. *	3,429,600
40,000	Ryder System, Inc.	2,390,000
50,000	Taser International, Inc. *	397,500
195,000	Trinity Industries, Inc.	8,839,350

(See notes which are an integral part of these schedules of investments)

Shares		Value
70,000	Universal Forest Products, Inc.	$2,786,700
85,000	Watts Water Technologies, Inc., Class A	4,079,150
12,750	Werner Enterprises, Inc.	307,785

		45,767,875

Information Technology — 20.5%
30,000	3D Systems Corp. *	967,200
66,900	ACI Worldwide, Inc. *	3,268,734
70,000	Anixter International, Inc. *	4,894,400
50,000	Cardtronics, Inc. *	1,373,000
80,000	Diodes, Inc. *	1,678,400
50,000	Exlservice Holdings, Inc. *	1,644,000
192,000	Geospace Technologies Corp. *	20,720,640
215,000	Jabil Circuit, Inc.	3,973,200
80,600	Methode Electronics, Inc.	1,038,128
110,000	Red Hat, Inc. *	5,561,600
45,000	ScanSource, Inc. *	1,269,900
250,000	Trimble Navigation Ltd. *	7,490,000
20,000	TriQuint Semiconductor, Inc. *	101,000
34,000	Tyler Technologies, Inc. *	2,082,840

		56,063,042

Materials — 9.5%
25,000	Albemarle Corp.	1,563,000
48,000	Buckeye Technologies, Inc.	1,437,600
60,000	Eagle Materials, Inc.	3,997,800
29,200	Eastman Chemical Co.	2,040,204
10,000	Owens-Illinois, Inc. *	266,500
65,000	Quaker Chemical Corp.	3,836,300
40,000	Scotts Miracle-Gro Co., Class A (a)	1,729,600
30,000	Sensient Technologies Corp.	1,172,700
17,000	Terra Nitrogen Co. LP (a)	3,740,000
55,000	Texas Industries, Inc. (a) *	3,471,050
50,000	United States Lime & Minerals, Inc.*	2,659,500

		25,914,254

Real Estate Investment Trusts — 2.2%
31,500	Camden Property Trust	2,163,420
90,000	Equity One, Inc. (a)	2,157,300
50,000	Weingarten Realty Investors (a)	1,577,500

		5,898,220

Telecommunication Services — 0.1%
39,000	General Communication, Inc., Class A *	357,630

Utilities — 1.6%
15,000	AGL Resources, Inc.	629,250
39,900	Hawaiian Electric Industries, Inc.	1,105,629
13,100	Northwest Natural Gas Co.	574,042
60,000	Portland General Electric Co.	1,819,800
5,500	UGI Corp.	211,145

		4,339,866

		240,312,510

Total Common Stocks (Cost $150,910,081)		262,123,991

Exchange-Traded Funds — 0.3%
25,000	iShares FTSE China 25 Index Fund	922,500

Total Exchange-Traded Funds (Cost $623,750)		922,500

Closed-End Fund — 0.2%
30,000	Central Fund of Canada Ltd., Class A (a)	581,100

Total Closed-End Fund (Cost $419,116)		581,100

Cash Equivalents — 5.4%
14,781,319	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (c) (d)	14,781,319

Total Cash Equivalents (Cost $14,781,319)		14,781,319

Short-Term Securities Held as Collateral for Securities Lending — 12.9%
35,101,285	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (d)	35,101,285

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $35,101,285)		35,101,285

Total Investments (Cost $201,835,551) — 114.8%		313,510,195

Liabilities in Excess of Other Assets — (14.8)%		(40,346,368)

Net Assets — 100.0%		$273,163,827

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $34,100,444.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

ADR	— American Depositary Receipt

(See notes which are an integral part of these schedules of investments)

Huntington Fixed Income Securities Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Principal Amount or Shares		Value
Corporate Bonds — 76.5%

Consumer Discretionary — 5.2%
$ 5,000,000	AutoZone, Inc., 5.750%, 1/15/15	$5,427,415
2,000,000	Comcast Corp., 6.500%, 1/15/17	2,390,462
2,000,000	Mattel, Inc., 6.200%, 10/1/40	2,397,270
4,000,000	Time Warner, Inc., 3.150%, 7/15/15	4,212,608
1,500,000	Walt Disney Co./The, Series B, MTN, 6.200%, 6/20/14	1,606,266

		16,034,021

Consumer Staples — 3.7%
4,040,000	Hershey Co./The, 7.200%, 8/15/27	5,599,561
2,000,000	Kroger Co./The, 7.500%, 1/15/14	2,106,906
2,775,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	3,660,713

		11,367,180

Energy — 6.9%
1,290,000	Apache Corp., 6.900%, 9/15/18	1,622,041
5,000,000	Enterprise Products Operating LLC, Series L, 6.300%, 9/15/17	6,009,035
2,005,000	EQT Corp., 8.125%, 6/1/19	2,489,025
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,517,130
2,000,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	2,464,944
2,335,000	Marathon Oil Corp., 6.000%, 10/1/17	2,772,696
1,000,000	Transocean, Inc., 7.375%, 4/15/18	1,194,966
2,000,000	Williams Partners LP, 5.250%, 3/15/20	2,279,166

		21,349,003

Financials — 22.2%
2,700,000	American Express Co., 4.050%, 12/3/42	2,591,700
2,000,000	American Express Credit Co., Series C, 7.300%, 8/20/13	2,051,196
5,000,000	Bank of Montreal, MTN, 2.500%, 1/11/17 (a)	5,224,830
5,000,000	Bank of Nova Scotia, 1.950%, 1/30/17 (a)	5,199,500
2,000,000	Barrick International Bank Corp., 5.750%, 10/15/16 (a)	2,271,166
3,000,000	BlackRock, Inc., 6.250%, 9/15/17	3,649,464
5,000,000	Canadian Imperial Bank of Commerce, 2.600%, 7/2/15 (a)	5,229,000
3,000,000	CME Group, Inc., 3.000%, 9/15/22	3,027,339
3,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	3,207,012
3,700,000	General Electric Capital Corp., Series A, GMTN, 6.900%, 9/15/15	4,209,967
1,000,000	Goldman Sachs Group, Inc./The, 5.250%, 10/15/13	1,024,508
3,000,000	JPMorgan Chase & Co., 3.978%, 2/25/21 (b)	3,170,400
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	1,034,440
4,000,000	Manulife Financial Corp., 3.400%, 9/17/15	4,207,712
1,000,000	MetLife, Inc., 5.000%, 11/24/13	1,028,049
1,000,000	Morgan Stanley, 6.750%, 10/15/13	1,031,385
2,000,000	Morgan Stanley, MTN, 5.000%, 5/17/23 (b)	2,050,000
3,400,000	National City Bank, 5.250%, 12/15/16	3,857,943
1,915,000	Northern Trust Co., 6.500%, 8/15/18	2,383,959
5,000,000	Royal Bank of Canada, 3.125%, 4/14/15 (a)	5,260,000
3,000,000	Toronto-Dominion Bank, 2.200%, 7/29/15 (a)	3,112,800
3,395,000	Wachovia Corp., 5.625%, 10/15/16	3,874,659

		68,697,029

Health Care — 9.8%
2,000,000	AstraZeneca PLC, 5.900%, 9/15/17	2,400,800
2,054,000	Celgene Corp., 2.450%, 10/15/15	2,131,146
2,500,000	Covidien International Finance SA, 1.875%, 6/15/13	2,507,168
1,000,000	Covidien International Finance SA, 2.800%, 6/15/15	1,045,850
2,000,000	Gilead Sciences, Inc., 4.500%, 4/1/21	2,268,222
3,000,000	Johnson & Johnson, 5.950%, 8/15/37	3,972,870
3,705,000	Laboratory Corp. of America Holdings, 4.625%, 11/15/20	4,056,897
2,146,000	Merck & Co., Inc., 5.850%, 6/30/39	2,774,849
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,092,027
2,000,000	Pfizer, Inc., 7.200%, 3/15/39	2,946,852
5,000,000	Thermo Fisher Scientific, Inc., 3.250%, 11/20/14	5,194,205

		30,390,886

Industrials — 2.8%
1,368,000	CSX Transportation, Inc., 9.750%, 6/15/20	1,933,657
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,912,960
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	2,332,708
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,494,662

		8,673,987

(See notes which are an integral part of these schedules of investments)

Principal Amount or Shares		Value
Information Technology — 6.6%
$2,000,000	CA, Inc., 6.125%, 12/1/14	$2,165,078
4,000,000	eBay, Inc., 4.000%, 7/15/42	3,669,988
2,000,000	Intel Corp., 4.000%, 12/15/32	1,975,708
3,000,000	International Business Machines Corp., 7.625%, 10/15/18	3,958,149
2,546,000	Microsoft Corp., 3.500%, 11/15/42	2,351,117
3,000,000	Oracle Corp., 6.125%, 7/8/39	3,867,741
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,249,548

		20,237,329

Materials — 3.8%
5,000,000	Albemarle Corp., 5.100%, 2/1/15	5,342,370
3,000,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/22	2,982,024
3,300,000	Potash Corporation of Saskatchewan, Inc., 5.250%, 5/15/14	3,464,274

		11,788,668

Real Estate Investment Trusts — 5.1%
5,000,000	ERP Operating LP, 5.200%, 4/1/13	5,000,000
2,640,000	Health Care REIT, Inc., 4.950%, 1/15/21	2,935,004
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	1,046,426
2,000,000	Plum Creek Timberlands PLC, 4.700%, 3/15/21	2,178,448
2,000,000	Senior Housing Properties Trust, 4.300%, 1/15/16	2,092,656
2,000,000	Simon Property Group LP, 5.650%, 2/1/20	2,412,766

		15,665,300

Telecommunication Services — 2.1%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	2,374,710
2,000,000	Verizon Wireless, 7.375%, 11/15/13	2,081,732
2,000,000	Vodafone Group PLC, 5.000%, 12/16/13	2,063,046

		6,519,488

Utilities — 8.3%
1,000,000	Consolidated Edison Co. of New York, Inc., Series 03-B, 3.850%, 6/15/13	1,006,334
2,000,000	Constellation Energy Group, Inc., 4.550%, 6/15/15	2,149,724
3,000,000	Dominion Resources, Inc., Series 07-A, 6.000%, 11/30/17	3,598,407
4,000,000	Duke Energy Corp., 6.300%, 2/1/14	4,184,516
3,000,000	Georgia Power Co., Series 10-C, 4.750%, 9/1/40	3,236,292
1,800,000	Gulf Power Co., Series K, 4.900%, 10/1/14	1,869,820
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,400,254
3,000,000	PSEG Power LLC, 2.500%, 4/15/13	3,002,049
4,000,000	Questar Corp., 2.750%, 2/1/16	4,194,204

		25,641,600

Total Corporate Bonds (Cost $225,099,269)		236,364,491

U.S. Treasury Obligations — 10.8%

U.S. Treasury Bonds — 7.9%
2,000,000	8.750%, 8/15/20	3,058,750
6,000,000	7.125%, 2/15/23	8,926,872
4,000,000	7.625%, 2/15/25	6,352,500
4,000,000	6.750%, 8/15/26	6,075,624

		24,413,746

U.S. Treasury Notes — 2.9%
4,000,000	3.000%, 5/15/42	3,916,248
5,000,000	3.125%, 2/15/43	5,009,375

		8,925,623

Total U.S. Treasury Obligations (Cost $28,610,432)		33,339,369

U.S. Government Agencies — 9.8%

Federal Farm Credit Bank — 0.7%
2,000,000	4.710%, 3/6/15	2,169,676

Federal Home Loan Bank — 5.0%
3,000,000	5.375%, 6/14/13	3,032,760
1,380,000	5.000%, 7/16/13 (c)	1,399,584
5,000,000	4.750%, 9/11/15	5,530,535
5,000,000	3.500%, 12/9/16	5,541,675

		15,504,554

Federal Home Loan Mortgage Corporation — 3.0%
5,000,000	5.000%, 1/30/14	5,201,250
4,000,000	0.500%, 10/9/15	4,004,076

		9,205,326

Federal National Mortgage Association — 1.1%
3,000,000	4.065%, 2/15/18	3,453,381

Total U.S. Government Agencies (Cost $28,749,713)		30,332,937

U.S. Government Mortgage Backed Agencies — 1.0%

Federal Home Loan Mortgage Corporation — 0.4%
530,834	Pool # J05518, 5.500%, 9/1/22	564,919
543,178	Pool # J08160, 5.000%, 12/1/22	582,638

		1,147,557

Federal National Mortgage Association — 0.0%
18,314	Pool # 599630, 6.500%, 8/1/16	19,529
88,373	Pool # 254403, 6.000%, 8/1/17	94,819

		114,348

Government National Mortgage Association — 0.6%
868,515	Pool # 683937, 6.000%, 2/15/23	957,409
683,149	Pool # 689593, 6.000%, 7/15/23	759,536
69,460	Pool # 345128, 6.500%, 1/15/24	77,690
24,666	Pool # 372962, 7.000%, 3/15/24	28,887
13,151	Pool # 373015, 8.000%, 6/15/24	13,368

		1,836,890

Total U.S. Government Mortgage Backed Agencies (Cost $2,893,879)		3,098,795

Preferred Stocks — 0.3%

Utilities — 0.3%
30,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	795,600

Total Preferred Stocks (Cost $853,672)		795,600

(See notes which are an integral part of these schedules of investments)

Shares		Value
Cash Equivalents — 0.8%
2,360,879	Huntington U.S. Treasury Money Market Fund, Trust Shares 0.050% (d) (e)	$2,360,879

Total Cash Equivalents (Cost $2,360,879)		2,360,879

Total Investments (Cost $288,567,844) — 99.2%		306,292,071

Other Assets in Excess of Liabilities — 0.8%		2,594,166

Net Assets — 100.0%		$308,886,237

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2013.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2013.
(d)	Investment in affiliate.
(e)	Rate disclosed is the seven day yield as of March 31, 2013.

GMTN	— Global Medium Term Note
MTN	— Medium Term Note

(See notes which are an integral part of these schedules of investments)

Huntington Intermediate Government Income Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Principal Amount or Shares		Value
U.S. Government Agencies — 44.7%

Federal Farm Credit Bank — 15.9%
$ 1,000,000	4.500%, 12/15/15	$1,110,355
2,000,000	4.875%, 12/16/15	2,241,148
1,000,000	3.750%, 1/29/16	1,093,975
1,000,000	5.270%, 9/1/16	1,160,783
2,000,000	5.050%, 3/8/17	2,325,376
1,000,000	5.550%, 8/1/17	1,203,590
2,500,000	3.150%, 1/12/18	2,757,163
1,000,000	4.250%, 4/16/18	1,161,189
2,000,000	5.050%, 8/1/18	2,421,750
2,000,000	2.800%, 10/28/20	2,164,868
1,000,000	5.375%, 11/10/20	1,253,537

		18,893,734

Federal Home Loan Bank — 27.1%
1,000,000	3.750%, 6/14/13	1,007,409
1,000,000	4.375%, 9/13/13	1,019,300
830,000	4.750%, 12/12/14	891,659
2,500,000	2.875%, 6/12/15	2,637,880
2,000,000	4.750%, 9/11/15	2,212,214
2,000,000	1.900%, 12/29/15	2,080,824
1,000,000	4.875%, 3/11/16	1,129,958
3,000,000	1.000%, 6/21/17	3,028,869
2,000,000	3.125%, 12/8/17	2,205,466
1,500,000	4.250%, 3/9/18	1,736,421
3,000,000	4.125%, 12/13/19	3,525,867
1,000,000	4.125%, 3/13/20	1,172,135
2,000,000	3.000%, 3/18/20	2,196,074
3,500,000	3.375%, 6/12/20	3,947,867
2,000,000	3.625%, 6/11/21	2,284,408
1,000,000	2.125%, 6/10/22	1,012,425

		32,088,776

Federal National Mortgage Association — 1.7%
2,000,000	1.375%, 11/15/16	2,059,720

Total U.S. Government Agencies (Cost $48,386,230)		53,042,230

U.S. Government Mortgage Backed Agencies — 29.8%

Federal Home Loan Mortgage Corporation — 9.5%
80,367	Pool # E01184, 6.000%, 8/1/17	86,328
258,153	Pool # B10827, 4.500%, 11/1/18	274,881
507,613	Pool # J02717, 5.500%, 11/1/20	549,090
243,626	Pool # C90699, 5.000%, 8/1/23	262,040
210,121	Pool # C91167, 5.000%, 4/1/28	226,108
924,499	Pool # C91451, 3.000%, 5/1/32	965,254
5,986,283	Pool # C91606, 3.000%, 3/1/33	6,250,178
130,399	Pool # G08005, 5.500%, 8/1/34	142,206
204,073	Pool # 1G0865, 2.823%, 7/1/35 (a)	217,664
456,447	Pool # 972190, 2.775%, 11/1/35 (a)	487,760
248,378	Pool # G03609, 5.500%, 10/1/37	269,005
1,424,374	Pool # G06784, 3.500%, 10/1/41	1,499,691

		11,230,205

Federal National Mortgage Association — 14.5%
55,644	Pool # 647408, 5.000%, 10/1/17	60,188
352,341	Pool # 357805, 5.000%, 6/1/20	380,456
382,971	Pool # 889799, 5.500%, 2/1/23	419,350
130,116	Pool # 254911, 5.000%, 10/1/23	143,001
322,133	Pool # 255360, 5.000%, 8/1/24	354,031
319,829	Pool # 255767, 5.500%, 6/1/25	351,649
383,602	Pool # 255984, 4.500%, 11/1/25	419,113
337,903	Pool # 256116, 6.000%, 2/1/26	371,521
266,992	Pool # 256213, 6.000%, 4/1/26	294,222
247,477	Pool # 257536, 5.000%, 1/1/29	268,270
440,779	Pool # MA0115, 4.500%, 7/1/29	475,798
494,456	Pool # MA0563, 4.000%, 11/1/30	531,015
1,017,310	Pool # MA0667, 4.000%, 3/1/31	1,092,527
1,730,750	Pool # MA0706, 4.500%, 4/1/31	1,874,745
640,618	Pool # MA0804, 4.000%, 7/1/31	687,983
202,724	Pool # 254594, 5.500%, 1/1/33	223,463
1,979,274	Pool # MA1314, 2.500%, 1/1/33	1,993,541
2,977,496	Pool # MA1338, 3.000%, 2/1/33	3,114,337
339,637	Pool # 783793, 6.000%, 7/1/34	382,555
251,366	Pool # 807963, 5.000%, 1/1/35	276,717
252,437	Pool # 806715, 5.500%, 1/1/35	278,498
362,174	Pool # 735224, 5.500%, 2/1/35	398,772
323,661	Pool # 868935, 5.500%, 5/1/36	353,435
121,273	Pool # 907484, 6.000%, 1/1/37	132,997
671,030	Pool # AD7906, 5.000%, 7/1/40	741,817
663,491	Pool # AH6655, 4.000%, 2/1/41	707,676
813,815	Pool # MA1044, 3.000%, 4/1/42	840,058

		17,167,735

Government National Mortgage Association — 5.8%
411,378	Pool # 683552, 5.500%, 2/15/23	443,514
586,872	Pool # 666057, 5.000%, 3/15/23	639,018
1,852,207	Pool # 741854, 4.000%, 5/15/25	2,000,863
119,216	Pool # 2699, 6.000%, 1/20/29	138,139
114,548	Pool # 576456, 6.000%, 3/15/32	130,688
1,153,021	Pool # 4113, 5.000%, 4/20/38	1,257,550
369,826	Pool # 676974, 5.500%, 5/15/38	404,856
688,243	Pool # 733602, 5.000%, 4/15/40	778,739
1,045,570	Pool # 4978, 4.500%, 3/20/41	1,156,574

		6,949,941

Total U.S. Government Mortgage Backed Agencies (Cost $34,130,872)		35,347,881

U.S. Treasury Obligations — 20.8%

U.S. Treasury Notes — 20.8%
2,000,000	4.250%, 11/15/14	2,130,156
3,000,000	2.125%, 11/30/14	3,093,984
1,500,000	0.250%, 2/15/15	1,499,942
2,000,000	4.500%, 2/15/16	2,237,344
2,000,000	5.125%, 5/15/16	2,292,656
2,000,000	1.000%, 8/31/16	2,037,344
3,000,000	1.375%, 11/30/18	3,075,936
2,000,000	1.250%, 1/31/19	2,033,282
2,000,000	2.625%, 11/15/20	2,181,406
2,000,000	2.125%, 8/15/21	2,090,000
2,000,000	1.625%, 11/15/22	1,964,532

Total U.S. Treasury Obligations (Cost $23,424,510)		24,636,582

Collateralized Mortgage Obligations — 1.9%

Federal Home Loan Bank — 0.9%
1,000,000	Series Z2-2013, 4.375%, 2/13/15	1,071,078

Federal Home Loan Mortgage Corporation — 0.3%
124,444	Series 2555, 4.250%, 1/15/18	130,579
174,572	Series 2802, 5.500%, 11/15/31	174,908
84,715	Series 2976, 4.500%, 1/15/33	86,213

		391,700

Federal National Mortgage Association — 0.1%
32,813	Series 2003-11, 5.500%, 8/25/32	33,199
60,882	Series 2003-16, 4.000%, 2/25/33	63,956

		97,155

Government National Mortgage Association — 0.6%
645,575	Series 2003-100, 5.500%, 1/20/23	658,302
55,077	Series 2005-55, 5.000%, 5/20/32	55,153

		713,455

Total Collateralized Mortgage Obligations (Cost $2,179,249)		2,273,388

(See notes which are an integral part of these schedules of investments)

Shares		Value
Cash Equivalents — 2.3%
2,716,016	Huntington U.S. Treasury Money Market Fund, Trust Shares 0.050% (b) (c)	$2,716,016

Total Cash Equivalents (Cost $2,716,016)		2,716,016

Total Investments (Cost $110,836,877) — 99.5%		118,016,097

Other Assets in Excess of Liabilities — 0.5%		539,083

Net Assets — 100.0%		$118,555,180

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2013.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2013.

(See notes which are an integral part of these schedules of investments)

Huntington Mortgage Securities Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies — 80.6%

Federal Home Loan Mortgage Corporation — 23.3%
$ 108,288	Pool # J03237, 5.500%, 8/1/16	$115,326
258,153	Pool # B10827, 4.500%, 11/1/18	274,961
210,459	Pool # J10396, 4.000%, 7/1/19	225,658
122,725	Pool # G12297, 6.000%, 7/1/21	134,816
743,641	Pool # J18448, 3.000%, 4/1/22	786,045
383,030	Pool # G12867, 4.500%, 8/1/22	409,406
201,260	Pool # C90779, 5.000%, 1/1/24	216,534
210,926	Pool # C90859, 5.500%, 10/1/24	230,947
198,128	Pool # C90999, 5.500%, 11/1/26	215,944
210,121	Pool # C91167, 5.000%, 4/1/28	226,174
279,905	Pool # C91175, 5.000%, 5/1/28	301,289
1,439,687	Pool # C91296, 5.000%, 4/1/30	1,548,954
1,235,207	Pool # C91336, 4.500%, 9/1/30	1,355,290
1,850,086	Pool # C91441, 3.000%, 4/1/32	1,932,222
1,848,997	Pool # C91451, 3.000%, 5/1/32	1,931,085
2,479,384	Pool # D99717, 3.000%, 12/1/32	2,589,459
171,941	Pool # A15284, 5.500%, 10/1/33	187,751
260,798	Pool # G08005, 5.500%, 8/1/34	284,453
204,615	Pool # 1G0865, 2.823%, 7/1/35 (a)	218,435
156,529	Pool # G08168, 6.000%, 12/1/36	171,362
189,239	Pool # A55565, 6.000%, 12/1/36	207,172
215,388	Pool # G03498, 5.500%, 11/1/37	233,308
515,228	Pool # A94008, 4.000%, 9/1/40	547,811
855,417	Pool # A93936, 4.500%, 9/1/40	915,928
1,068,280	Pool # G06784, 3.500%, 10/1/41	1,125,102
1,989,684	Pool # G08521, 3.000%, 1/1/43	2,045,413

		18,430,845

Federal National Mortgage Association — 51.0%
153,332	Pool # 684488, 5.000%, 12/1/17	164,145
240,591	Pool # 693256, 5.000%, 4/1/18	258,290
137,801	Pool # 254720, 4.500%, 5/1/18	148,647
171,980	Pool # 786729, 5.500%, 8/1/19	188,343
1,284,361	Pool # MA0504, 3.500%, 8/1/20	1,362,407
1,195,219	Pool # MA0654, 3.500%, 2/1/21	1,267,849
108,157	Pool # 896597, 5.000%, 8/1/21	116,804
173,108	Pool # 254831, 5.000%, 8/1/23	187,724
362,613	Pool # 254908, 5.000%, 9/1/23	393,230
343,011	Pool # 254911, 5.000%, 10/1/23	377,083
156,353	Pool # 255320, 5.000%, 7/1/24	171,884
1,003,809	Pool # 932438, 4.000%, 1/1/25	1,074,963
548,262	Pool # 255711, 5.500%, 4/1/25	602,979
127,946	Pool # 357771, 5.000%, 5/1/25	140,336
182,706	Pool # 255834, 4.500%, 6/1/25	199,677
383,602	Pool # 255984, 4.500%, 11/1/25	419,233
422,379	Pool # 256116, 6.000%, 2/1/26	464,533
533,266	Pool # 257163, 5.000%, 4/1/28	578,238
321,222	Pool # 257238, 5.000%, 6/1/28	348,311
243,198	Pool # 257281, 5.000%, 7/1/28	263,707
247,477	Pool # 257536, 5.000%, 1/1/29	268,347
469,998	Pool # MA0096, 4.500%, 6/1/29	507,485
705,247	Pool # MA0115, 4.500%, 7/1/29	761,498
821,406	Pool # MA0171, 4.500%, 9/1/29	886,922
494,456	Pool # MA0563, 4.000%, 11/1/30	531,170
1,303,602	Pool # MA0641, 4.000%, 2/1/31	1,400,395
1,017,310	Pool # MA0667, 4.000%, 3/1/31	1,092,845
1,730,750	Pool # MA0706, 4.500%, 4/1/31	1,875,286
3,055,233	Pool # MA0776, 4.500%, 6/1/31	3,310,377
640,618	Pool # MA0804, 4.000%, 7/1/31	688,183
1,558,622	Pool # MA0976, 3.500%, 2/1/32	1,661,736
2,253,636	Pool # MA1084, 3.500%, 6/1/32	2,407,306
1,984,998	Pool # MA1338, 3.000%, 2/1/33	2,076,845
413,436	Pool # 729535, 5.500%, 7/1/33	455,279
288,665	Pool # 786457, 5.357%, 7/1/34 (a)	310,483
339,637	Pool # 783793, 6.000%, 7/1/34	382,608
179,902	Pool # 814261, 6.000%, 1/1/35	200,639
252,437	Pool # 806715, 5.500%, 1/1/35	278,537
362,174	Pool # 735224, 5.500%, 2/1/35	398,829
199,139	Pool # 845573, 2.425%, 2/1/36 (a)	212,451
193,408	Pool # 745511, 5.000%, 4/1/36	209,568
341,292	Pool # 745418, 5.500%, 4/1/36	374,447
125,827	Pool # 888029, 6.000%, 12/1/36	138,168
121,273	Pool # 907484, 6.000%, 1/1/37	133,016
671,030	Pool # AD7906, 5.000%, 7/1/40	741,922
1,242,101	Pool # AD7724, 5.000%, 7/1/40	1,355,313
2,585,095	Pool # AE4310, 4.000%, 9/1/40	2,758,054
1,074,039	Pool # AE0395, 4.500%, 10/1/40	1,162,227
1,046,216	Pool # AE4628, 4.500%, 10/1/40	1,129,009
995,237	Pool # AH6655, 4.000%, 2/1/41	1,061,825
1,244,969	Pool # AJ5469, 3.500%, 11/1/41	1,315,855
1,496,474	Pool # AB4106, 3.500%, 12/1/41	1,581,680

		40,396,688

Government National Mortgage Association — 6.3%
206,398	Pool # 683915, 5.000%, 1/15/23	223,592
337,187	Pool # 691761, 5.000%, 7/15/23	367,199
1,587,606	Pool # 741854, 4.000%, 5/15/25	1,715,522
689,643	Pool # 4886, 4.500%, 12/20/25	751,997
667,798	Pool # 3637, 5.500%, 11/20/34	741,000
369,826	Pool # 676974, 5.500%, 5/15/38	404,914
688,243	Pool # 733602, 5.000%, 4/15/40	778,846

		4,983,070

Total U.S. Government Mortgage Backed Agencies (Cost $61,597,443)		63,810,603

Common Stocks — 12.3%

Real Estate Investment Trusts — 12.3%
7,274	Acadia Realty Trust	201,999
5,900	Alexandria Real Estate Equities, Inc.	418,782
9,900	American Campus Communities, Inc.	448,866
800	Associated Estates Realty Corp.	14,912
1,800	BioMed Realty Trust, Inc.	38,880
4,100	Boston Properties, Inc.	414,346
300	Brandywine Realty Trust	4,455
800	Brookfield Office Properties, Inc.	13,736
900	Camden Property Trust	61,812
2,800	Colonial Properties Trust	63,308
900	Coresite Realty Corp.	31,482
900	CubeSmart	14,220
900	DDR Corp.	15,678
800	DiamondRock Hospitality Co.	7,448
5,700	Digital Realty Trust, Inc.	381,387
12,600	Douglas Emmett, Inc.	314,118
14,300	Duke Realty Corp.	242,814
4,500	DuPont Fabros Technology, Inc.	109,215
8,100	EastGroup Properties, Inc.	471,420
5,900	Equity Lifestyle Properties, Inc.	453,120
6,400	Equity Residential	352,384
3,200	Essex Property Trust, Inc.	481,856
800	Excel Trust, Inc.	10,920
900	Extra Space Storage, Inc.	35,343
1,400	Federal Realty Investment Trust	151,256
1,000	General Growth Properties, Inc.	19,880
5,400	HCP, Inc.	269,244
1,300	Health Care REIT, Inc.	88,283
3,100	Healthcare Realty Trust, Inc.	88,009
7,200	Home Properties, Inc.	456,624
10,416	Host Hotels & Resorts, Inc.	182,176
7,800	Kimco Realty Corp.	174,720
4,500	Kite Realty Group Trust	30,330
8,000	LaSalle Hotel Properties	203,040
6,215	Macerich Co./The	400,122
8,600	National Retail Properties, Inc. (b)	311,062
2,300	Pennsylvania Real Estate Investment Trust (b)	44,597

(See notes which are an integral part of these schedules of investments)

Principal Amount or Shares		Value
1,800	Post Properties, Inc.	$84,780
3,243	ProLogis, Inc.	129,655
1,800	Public Storage, Inc.	274,176
3,200	Regency Centers Corp.	169,312
2,700	Retail Properties of America, Inc.	39,960
800	Sabra Health Care REIT, Inc.	23,208
4,100	Simon Property Group, Inc.	650,096
203	SL Green Realty Corp.	17,480
900	Sovran Self Storage, Inc.	58,041
9,000	Tanger Factory Outlet Centers, Inc.	325,620
5,676	UDR, Inc.	137,302
6,200	Ventas, Inc.	453,840
1,336	Vornado Realty Trust	111,743
600	Washington Real Estate Investment Trust	16,704
6,800	Weingarten Realty Investors (b)	214,540
1,800	Westfield Group	20,336
1,800	Westfield Retail Trust	5,660

Total Common Stocks (Cost $5,613,566)		9,754,297

U.S. Government Agencies — 3.2%

Federal Farm Credit Bank — 3.2%
$2,500,000	1.950%, 7/19/22	2,510,940

Total U.S. Government Agencies (Cost $2,511,858)		2,510,940

Collateralized Mortgage Obligations — 1.1%

Federal Home Loan Mortgage Corporation — 0.8%
182,888	Series 3322, 5.250%, 4/15/17	189,343
211,834	Series 2497, 5.000%, 9/15/17	226,252
93,044	Series 2770, 4.000%, 1/15/18	94,100
32,492	Series 2672, 5.500%, 8/15/31	32,534
84,715	Series 2976, 4.500%, 1/15/33	86,256

		628,485

Federal National Mortgage Association — 0.3%
197,866	Series 1999-13, 6.000%, 4/25/29	224,545

Total Collateralized Mortgage Obligations (Cost $803,372)		853,030

Cash Equivalents — 2.6%
2,050,014	Huntington U.S. Treasury Money Market Fund, Trust Shares 0.050% (c) (d)	2,050,014

Total Cash Equivalents (Cost $2,050,014)		2,050,014

Short-Term Securities Held as Collateral for Securities Lending — 0.7%
570,783	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (d)	570,783

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $570,783)		570,783

Total Investments (Cost $73,147,036) — 100.5%		79,549,667

Liabilities in Excess of Other Assets — (0.5)%		(392,198)

Net Assets — 100.0%		$79,157,469

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2013.
(b)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $563,427.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2013.

(See notes which are an integral part of these schedules of investments)

Huntington Ohio Tax-Free Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Principal Amount or Shares		Value
Municipal Bonds — 99.5%

Ohio — 99.5%
$ 405,000	Akron, OH, Various Purposes, G.O., 5.000%, 12/1/26	$453,438
500,000	Akron, OH, Income Tax Revenue, Series A, 5.000%, 12/1/23	602,675
225,000	Akron, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/24	246,143
100,000	Akron, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/20	114,871
100,000	Ashland, OH, Various Purposes, G.O., (National Reinsurance), 4.500%, 12/1/22	101,811
500,000	Avon, OH, Local School District, G.O., Series A, 0.000%, 12/1/25 (a)	325,060
150,000	Barberton, OH, City School District, G.O., (Student Credit Program), 5.000%, 12/1/22	170,853
300,000	Bath, OH, Local School District, G.O., (AGM Ins.), 0.000%, 12/1/18 (a)	265,197
320,000	Bowling Green, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/24	363,485
300,000	Bowling Green, OH, City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 5.000%, 12/1/23	341,286
560,000	Brookfield, OH, Local School District, School Facilities Improvement, G.O., (AGM Ins. ), 5.000%, 1/15/22	623,263
400,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/24	422,600
170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	180,300
500,000	Centerville, OH, G.O., (National Reinsurance), 5.000%, 12/1/20	511,895
150,000	Central Ohio Solid Waste Authority, G.O., 5.000%, 12/1/24	180,939
100,000	Cincinnati, OH, City School District, School Improvement, G.O., 5.250%, 6/1/25	118,718
500,000	Cincinnati, OH, Water System Revenue, Series A, 5.000%, 12/1/22	614,710
300,000	Cincinnati, OH, Various Purposes, G.O., Series C, 5.000%, 12/1/19	345,603
200,000	Cincinnati, OH, G.O., Series A, 5.000%, 12/1/27	232,688
200,000	Clark County, OH, Various Purposes, G.O., (XLCA Ins.), 5.000%, 12/1/18	235,442
500,000	Cleveland, OH, Waterworks Revenue, Series P, 5.000%, 1/1/22	575,135
245,000	Cleveland, OH, Waterworks Revenue, Series P, 5.000%, 1/1/26	278,460
250,000	Cleveland, OH, Capital Improvement, Capital Improvement, G.O., Series A, (AGM Ins.), 5.000%, 12/1/21	290,820
500,000	Cleveland, OH, Airport System Revenue, Series C, (AGM Ins.), 5.000%, 1/1/18	561,535
365,000	Cleveland, OH, Airport System Revenue, Series C, (Assured Guaranty), 5.000%, 1/1/23	399,208
200,000	Cleveland, OH, Public Facilities Improvement Revenue, Series A, 4.000%, 10/1/22	220,674
100,000	Clyde-Green Springs, OH, Exempted School District, G.O., (AGM Ins., Student Credit Program), 4.375%, 12/1/25	106,575
150,000	Clyde-Green Springs, OH, Exempted Village School District, School Facilities Construction and Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/19	171,010
100,000	Columbus, OH, Regional Airport Authority Revenue, (AGM National Reinsurance), 5.000%, 1/1/21	110,616
250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	278,067
505,000	Columbus, OH, Various Purposes, G.O., 5.000%, 7/1/23	626,018
100,000	Columbus, OH, City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 4.750%, 12/1/25	112,332
55,000	Columbus, OH , Sewer Revenue, Series A, 5.000%, 6/1/24	63,339

(See notes which are an integral part of these schedules of investments)

Principal Amount or Shares		Value
$220,000	Cuyahoga Community College District, General Receipts Revenue, Series D, 5.000%, 8/1/26	$258,102
500,000	Cuyahoga Community College District, General Receipts Revenue, Series D, 5.000%, 8/1/25	592,440
200,000	Cuyahoga County, OH, Various Purposes, G.O., Series A, 5.000%, 12/1/21	239,446
220,000	Dalton, OH, Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/24	255,970
490,000	Dalton, OH, School Improvement, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/25	566,219
500,000	Dayton, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 5.000%, 11/1/20	612,460
360,000	Fairfield Union, OH, Local School District, G.O., Series A, (AGM Ins.), 4.250%, 12/1/18	394,729
155,000	Forest Hills, OH, Local School District, G.O., (AGM Ins.), 4.750%, 12/1/16	158,382
350,000	Franklin County, OH, South-Western City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 4.500%, 12/1/30	387,628
75,000	Franklin County, OH, South-Western City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 4.250%, 12/1/26	81,148
75,000	Franklin County, OH, Various Purposes, G.O., 5.000%, 12/1/31	85,000
35,000	Gallia, OH, Local School District, G.O., (AGM Ins.), 4.500%, 12/1/20	37,478
150,000	Garfield Heights, OH , City School District, School Improvement, G.O., (Student Credit Program), 0.000%, 12/15/18 (a)	133,386
500,000	Geneva, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.500%, 12/1/25	549,395
200,000	Graham, OH, Local School District, School Improvement, G.O., (Student Credit Program), 0.000%, 12/1/29 (a)	107,872
275,000	Greene County, OH, Water & Sewer Revenue, Series A, (AGM Ins.), 5.000%, 12/1/21	292,460
450,000	Greene County, OH, Sewer Systems Revenue, (AMBAC Ins.), 5.000%, 12/1/18	499,158
1,000,000	Grove City, OH, South-Western City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 4.250%, 12/1/28	1,097,760
500,000	Grove City, OH, South-Western City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 4.750%, 12/1/22	557,860
200,000	Hamilton County, OH, Sewer Systems Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	227,448
170,000	Hamilton County, OH, Stratford Heights Project Revenue, Student Housing Revenue, (AGM Ins.), 5.000%, 6/1/18	192,833
280,000	Hamilton, OH, Various Purposes, G.O., (Assured Guaranty), 5.000%, 11/1/21	325,158
300,000	Hamilton, OH, Various Purpose Street Improvement and Building, G.O., 5.000%, 11/1/21	348,384
100,000	Hamilton, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/21	113,675
500,000	Hilliard, OH, Various Purposes, G.O., 5.000%, 12/1/24	598,615
200,000	Huber Heights, OH, City School District, School Improvement, G.O., 4.750%, 12/1/24	226,530
50,000	Huber Heights, OH, City School District, School Improvement, G.O., 5.000%, 12/1/20	59,620
500,000	Independence, OH, Local School District, G.O., 0.000%, 12/1/18 (a)	444,480
75,000	Independence, OH, Rockside Road Improvement, G.O., (AMBAC Ins.), 5.000%, 12/1/20	82,358
160,000	Jackson, OH, Local School District, Stark and Summit Counties, G.O., (AGM Ins.), 5.000%, 12/1/18	169,365
615,000	Kent State University, OH, General Receipts Revenue, Series B, (Assured Guaranty), 5.000%, 5/1/23	704,544

(See notes which are an integral part of these schedules of investments)

Principal Amount or Shares		Value
$400,000	Kettering, OH, City School District, G.O., (AGM Ins.), 4.750%, 12/1/22	$448,976
50,000	Kettering, OH, City School District, School Improvement, G.O., (AGM Ins.), 4.750%, 12/1/19	57,469
500,000	Kings, OH, Local School District, School Improvement, G.O., Series A, 0.000%, 12/1/26 (a)	314,190
100,000	Lake, OH, Local School District, Stark County School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	107,791
150,000	Lakota, OH, Local School District, G.O., 4.000%, 12/1/24	171,493
490,000	Lancaster, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 4.000%, 10/1/21	554,347
430,000	Lebanon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/23	490,295
250,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/23	271,985
50,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/24	54,288
300,000	Mason, OH, Sewer Systems, G.O., 4.500%, 12/1/22	358,311
1,100,000	Mason, OH, Sewer Systems, G.O., 5.000%, 12/1/26	1,320,517
125,000	Medina County, OH, Library District, G.O., 0.000%, 12/1/19 (a)	107,126
500,000	Miami University, OH, General Receipts Refunding Revenue, 5.000%, 9/1/26	586,825
50,000	Miami University, OH, General Receipts Revenue, (AMBAC Ins.), 5.000%, 9/1/23	56,167
225,000	Miamisburg, OH, City School District, School Facilities Construction and Improvement, G.O., 5.000%, 12/1/26	258,743
500,000	Middletown, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/21	584,150
200,000	Middletown, OH, School Improvement, G.O., (AGM Ins.), 4.375%, 12/1/20	218,284
300,000	Milford, OH, Exempt Village School District, G.O., (AGC Ins.), 4.625%, 12/1/21	336,987
540,000	Montgomery County, OH, Refunding & Improvement, G.O., (National Reinsurance), 5.000%, 12/1/21	576,509
200,000	Mount Healthy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.250%, 12/1/19	235,044
270,000	Mount Healthy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/31	295,631
250,000	Mount Healthy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/25	279,307
50,000	Mount Vernon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/17	53,420
300,000	New Albany, OH, Plain Local School District, Various Purposes, G.O., 4.000%, 12/1/22	341,439
300,000	New Albany, OH, Plain Local School District, Various Purposes, G.O., 0.000%, 12/1/20 (a)	256,797
50,000	Nordonia Hills, OH , City School District, School Improvement, G.O., (National Reinsurance, FGIC Ins.), 4.500%, 12/1/20	54,817
205,000	Northmont, OH, City School District, School Improvement, G.O., Series A, (Student Credit Program), 4.000%, 11/1/24	226,603
100,000	Northwest, OH, Local School District, Stark, Summit & Wayne Counties, G.O., (Student Credit Program), 0.000%, 12/1/20 (a)	83,296
200,000	Ohio Capital Asset Financing Program Fractionalized Interests, G.O., Series B, 5.000%, 12/1/22	224,774
350,000	Ohio Higher Educational Facility Commission, Revenue, University of Dayton Project, (AMBAC Ins.), 5.000%, 12/1/25	391,615
165,000	Ohio Higher Educational Facility Commission, Revenue, Denison University Project, 5.000%, 11/1/20	174,770
110,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 3, 2.650%, 5/1/17	111,062
385,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 3, 2.550%, 11/1/17	403,341

(See notes which are an integral part of these schedules of investments)

Principal Amount or Shares		Value
$280,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 3, 3.250%, 5/1/20	$284,108
400,000	Ohio State, Administration Building Fund Revenue, Administration Building Fund Revenue, Series A, 5.000%, 10/1/23	457,024
100,000	Ohio State, Building Authority, Administration Building Fund Revenue, Series A, 4.000%, 10/1/20	111,425
500,000	Ohio State, Water Development Authority, Drinking Water Assistance Fund Revenue, 5.000%, 12/1/22	586,860
500,000	Ohio State, Water Development Authority, State of Ohio Pollution Control Revenue, Series A, 5.000%, 12/1/23	600,695
300,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2008-1, 5.500%, 6/15/20	357,981
240,000	Ohio State, Turnpike Commission Revenue, Series A, 5.000%, 2/15/21	281,258
135,000	Ohio State, Building Authority, Administration Building Fund Revenue, Series A, 5.000%, 10/1/22	156,696
100,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 3/1/20	112,338
130,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 9/1/23	147,857
175,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 9/1/20	206,071
655,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.375%, 9/1/23	781,579
350,000	Ohio State, Infrastructure Improvement, G.O., Series D, 5.000%, 9/15/20	393,428
250,000	Ohio State, Infrastructure Improvement, G.O., Series D, 5.000%, 9/15/21	280,162
605,000	Ohio State, Highway Capital Improvements, G.O., Series Q, 5.000%, 5/1/24	738,130
175,000	Ohio State, Common Schs, G.O., Series B, 5.000%, 3/15/23	213,650
600,000	Ohio State, School Improvement, G.O., Series B, 5.000%, 9/15/24	719,976
525,000	Ohio State, Parks & Recreation Revenue, G.O., Series A, 5.250%, 9/1/22	640,358
405,000	Ohio State, Highway Capital Improvements, G.O., Series Q, 5.000%, 5/1/28	479,184
90,000	Ohio State University/The, Revenue, Series A, 5.000%, 12/1/27	104,068
30,000	Ohio State University/The, Revenue, Series A, 5.000%, 6/1/25	32,271
500,000	Ohio State University/The, Revenue, Series A, 5.000%, 6/1/25	630,965
255,000	Ohio State University/The, Revenue, Series A, 5.000%, 12/1/26	296,042
340,000	Ohio State University/The, Revenue, Series A, 4.250%, 12/1/24	379,974
145,000	Ohio State University/The, Revenue, Series D, 5.000%, 12/1/22	181,736
585,000	Ohio State University/The, Revenue, Series A, 5.000%, 12/1/28	674,417
100,000	Ohio University, General Receipts Revenue, Series B, (AGM Ins.), 5.000%, 12/1/23	111,625
700,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/22	789,887
500,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/18	563,075
100,000	Reynoldsburg, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 5.000%, 12/1/20	116,993
470,000	River Valley, OH, Local School District, G.O., (AGM Ins., Student Credit Program), 5.250%, 11/1/23	585,512
300,000	Sheffield Lake, OH, City School District, School Improvement, G.O., 5.000%, 12/1/25	339,843
125,000	Sidney, OH, City School District, G.O., (National Reinsurance, FGIC Ins.), 4.750%, 12/1/20	139,809
500,000	South Euclid, OH, Real Estate Acquisition & Urban Development, G.O., 5.000%, 6/1/32	577,830

(See notes which are an integral part of these schedules of investments)

Principal Amount or Shares		Value
$780,000	Southwest Licking, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	$826,769
125,000	Springfield, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/21	141,770
595,000	Springfield, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/19	682,191
235,000	Sylvania, OH, City School District, School Improvement, G.O., (Assured Guaranty), 5.000%, 12/1/18	272,591
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	771,365
300,000	Toledo, OH, Waterworks Revenue, (National Reinsurance, FGIC Ins.), 5.000%, 11/15/22	329,031
300,000	Toledo, OH, City School District, School Facilities Improvement, G.O., Series B, (Student Credit Program), 5.000%, 12/1/24	360,585
225,000	Toledo, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 11/15/18	230,544
400,000	Trotwood, OH, Trotwood-Madison City School District, School Improvement, G.O., (AGM Ins.), 4.250%, 12/1/18	435,604
50,000	Trumbull County, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/28	55,776
75,000	Trumbull County, OH, Various Purposes, G.O., Series B, (AGM Ins.), 5.000%, 12/1/20	87,553
235,000	Twinsburg, OH , Local School District Refunding, G.O., (National Reinsurance, FGIC Ins.), 5.000%, 12/1/18	251,008
500,000	University of Akron, OH, General Receipts Revenue, Series B, (AGM Ins.), 5.250%, 1/1/24	577,110
350,000	University of Akron, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 1/1/21	405,195
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (National Reinsurance), 5.000%, 6/1/19	342,327
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	563,215
105,000	University of Cincinnati, OH, General Receipts Revenue, Series F, 5.000%, 6/1/21	127,352
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	544,900
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	324,645
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 6/1/20	553,495
400,000	University of Toledo, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	450,600
60,000	Wapakoneta, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 4.750%, 12/1/28	65,978
500,000	Warren, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.000%, 12/1/30	525,340
100,000	Warren, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.000%, 12/1/25	107,811
650,000	Washington Court House, OH, School Improvements, G.O., (National Reinsurance, FGIC Ins.), 5.000%, 12/1/19	695,207
100,000	Westerville, OH, Various Purposes, G.O., (AMBAC Ins.), 5.000%, 12/1/24	114,388
125,000	Westerville, OH, Various Purposes, G.O., (AMBAC Ins.), 5.000%, 12/1/23	143,528
250,000	Worthington, OH, City School District, School Facilities Construction and Improvement, G.O., 4.000%, 12/1/26	284,770
300,000	Wyoming, OH, School District, Refunding School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	327,615

Total Municipal Bonds (Cost $52,833,406)		54,322,128

Cash Equivalents — 0.8%
448,098	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I, 0.010% (b)	448,098

Total Cash Equivalents (Cost $448,098)		448,098

Total Investments (Cost $53,281,504) — 100.3%		54,770,226

Liabilities in Excess of Other Assets — (0.3)%		(141,486)

Net Assets — 100.0%		$54,628,740

(a)	Zero coupon capital appreciation bond.
(b)	Rate disclosed is the seven day yield as of March 31, 2013.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FGIC— Financial Guaranty Insurance Co.

G.O. — General Obligation

MBIA — Municipal Bond Insurance Association

XLCA — XL Capital Assurance, Inc.

(See notes which are an integral part of these schedules of investments)

Huntington Short/Intermediate Fixed Income Securities Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Principal Amount or Shares		Value
Corporate Bonds — 83.5%

Consumer Discretionary — 6.5%
$ 2,000,000	Amazon.com, Inc., 1.200%, 11/29/17	$1,989,638
1,000,000	Home Depot, Inc./The, 5.250%, 12/16/13	1,034,532
1,000,000	Johnson Controls, Inc., 4.875%, 9/15/13	1,019,656
2,000,000	TCM Sub LLC, 3.550%, 1/15/15 (a)	2,079,080
2,000,000	Time Warner, Inc., 3.150%, 7/15/15	2,106,304
1,000,000	Walt Disney Co./The, 4.500%, 12/15/13	1,029,444
2,000,000	Wyndham Worldwide Corp., 2.950%, 3/1/17	2,058,116

		11,316,770

Consumer Staples — 6.3%
2,000,000	Anheuser-Busch InBev Worldwide, Inc., 1.375%, 7/15/17	2,016,652
2,000,000	Coca-Cola Enterprises, Inc., 1.125%, 11/12/13	2,008,848
1,000,000	CVS Caremark Corp., 4.875%, 9/15/14	1,062,736
1,585,000	General Mills, Inc., 5.250%, 8/15/13	1,613,153
2,000,000	Kellogg Co., 1.750%, 5/17/17	2,039,642
2,000,000	Kroger Co./The, 2.200%, 1/15/17	2,065,850

		10,806,881

Energy — 7.5%
1,000,000	Apache Corp., 6.000%, 9/15/13	1,024,429
267,000	ConocoPhillips, 4.750%, 2/1/14	276,592
2,000,000	FMC Technologies, Inc., 2.000%, 10/1/17	2,012,450
2,000,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	2,140,460
1,000,000	Noble Corp., 5.875%, 6/1/13	1,009,006
2,000,000	Phillips 66, 2.950%, 5/1/17	2,119,582
2,000,000	Schlumberger Norge AS, 1.950%, 9/14/16 (a)	2,063,944
2,250,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	2,301,939

		12,948,402

Financials — 21.0%
2,000,000	American Express Credit Co., MTN, 2.750%, 9/15/15	2,091,144
2,000,000	Bank of America Corp., MTN, 1.250%, 1/11/16	1,991,644
2,000,000	Bank of Montreal, MTN, 2.500%, 1/11/17	2,089,932
2,000,000	Bank of New York Mellon Corp./The, MTN, 2.400%, 1/17/17	2,090,126
2,000,000	Bank of Nova Scotia, 1.375%, 12/18/17	1,999,988
2,000,000	BB&T Corp., MTN, 1.600%, 8/15/17	2,019,474
1,000,000	Boeing Capital Corp., 3.250%, 10/27/14	1,043,244
1,500,000	Citigroup, Inc., 6.010%, 1/15/15	1,624,240
2,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	2,138,008
2,500,000	General Electric Capital Corp., GMTN, 1.600%, 11/20/17	2,509,452
1,500,000	Goldman Sachs Group, Inc./The, 5.500%, 11/15/14	1,606,303
2,000,000	HSBC Bank PLC, 3.500%, 6/28/15 (a)	2,115,858
1,000,000	KeyBank NA, 5.091%, 3/26/15	1,082,167
2,000,000	Manulife Financial Corp., 3.400%, 9/17/15	2,103,856
2,000,000	Metropolitan Life Global Funding I, 1.500%, 1/10/18 (a)	2,008,722
2,000,000	Prudential Financial, Inc., MTN, 3.875%, 1/14/15	2,104,260
2,000,000	Royal Bank of Canada, 1.450%, 10/30/14	2,029,894
2,000,000	US Bancorp, MTN, 2.200%, 11/15/16	2,087,022
1,500,000	Wells Fargo & Co., GMTN, 3.750%, 10/1/14	1,570,743

		36,306,077

Health Care — 14.1%
2,000,000	Cardinal Health, Inc., 1.700%, 3/15/18	1,993,840
2,232,000	Celgene Corp., 2.450%, 10/15/15	2,315,832
2,000,000	Covidien International Finance SA, 2.800%, 6/15/15	2,091,700
2,000,000	Express Scripts Holding Co., 2.650%, 2/15/17	2,094,916
2,000,000	Howard Hughes Medical Institute, 3.450%, 9/1/14	2,094,160
2,000,000	Laboratory Corp. of America Holdings, 2.200%, 8/23/17	2,022,180
2,000,000	McKesson Corp., 1.400%, 3/15/18	2,000,468
1,000,000	Medtronic, Inc., 2.625%, 3/15/16	1,050,583
2,000,000	Quest Diagnostics Inc., 3.200%, 4/1/16	2,100,756
1,200,000	St. Jude Medical, Inc., 3.750%, 7/15/14	1,248,306
2,000,000	Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	2,070,822
2,000,000	WellPoint, Inc., 5.250%, 1/15/16	2,226,634
1,000,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	1,006,954

		24,317,151

Industrials — 7.1%
1,000,000	3M Co., MTN, 4.375%, 8/15/13	1,015,222
2,000,000	Caterpillar, Inc., 1.500%, 6/26/17	2,030,060
2,000,000	Danaher Corp., 2.300%, 6/23/16	2,098,238

Principal Amount or Shares		Value
$2,000,000	Eaton Corp., 1.500%, 11/2/17 (a)	$2,005,738
1,000,000	Ecolab, Inc., 3.000%, 12/8/16	1,062,971
1,500,000	JB Hunt Transport Services, Inc., 3.375%, 9/15/15	1,558,344
1,500,000	Northrop Grumman Corp., 3.700%, 8/1/14	1,559,847
1,000,000	Roper Industries, Inc., 1.850%, 11/15/17	1,008,182

		12,338,602

Information Technology — 5.1%
1,000,000	Broadcom Corp., 2.375%, 11/1/15	1,042,818
1,500,000	Hewlett-Packard Co., 3.300%, 12/9/16	1,562,150
2,000,000	Oracle Corp., 1.200%, 10/15/17	2,002,200
2,000,000	Symantec Corp., 2.750%, 9/15/15	2,068,914
2,000,000	Texas Instruments, Inc., 2.375%, 5/16/16	2,093,436

		8,769,518

Materials — 7.2%
2,000,000	Air Products & Chemicals, Inc., 2.000%, 8/2/16	2,075,094
1,150,000	Airgas, Inc., 1.650%, 2/15/18	1,151,842
2,000,000	Barrick Gold Corp., 2.900%, 5/30/16	2,102,882
2,000,000	Eastman Chemical Co, 2.400%, 6/1/17	2,076,024
2,000,000	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 3/1/17	2,023,658
2,000,000	Sherwin-Williams Co./The, 3.125%, 12/15/14	2,080,558
1,000,000	Xstrata PLC, 2.450%, 10/25/17 (a)	1,013,614

		12,523,672

Real Estate Investment Trusts — 1.8%
1,000,000	HCP, Inc., 2.700%, 2/1/14	1,015,672
2,060,000	Simon Property Group LP, 4.200%, 2/1/15	2,173,071

		3,188,743

Telecommunication Services — 2.4%
2,000,000	AT&T, Inc., 2.400%, 8/15/16	2,085,418
1,000,000	Verizon Communications, Inc., 1.950%, 3/28/14	1,014,245
1,000,000	Verizon Wireless, 7.375%, 11/15/13	1,040,866

		4,140,529

Utilities — 4.5%
1,500,000	FPL Group Capital, Inc., 5.350%, 6/15/13	1,514,330
2,000,000	PSEG Power LLC, 2.500%, 4/15/13	2,001,366
1,800,000	Questar Corp., 2.750%, 2/1/16	1,887,392
1,262,000	Southern Co., 4.150%, 5/15/14	1,310,394
1,000,000	Southern Co., 2.375%, 9/15/15	1,036,995

		7,750,477

Total Corporate Bonds (Cost $141,598,267)		144,406,822

U.S. Government Agencies — 12.5%

Federal Agricultural Mortgage Corporation — 1.8%
3,000,000	3.250%, 6/25/14	3,105,957

Federal Home Loan Bank — 5.4%
1,000,000	4.375%, 9/13/13	1,019,300
2,000,000	3.250%, 9/12/14	2,086,824
2,000,000	4.750%, 11/14/14	2,144,890
2,000,000	1.750%, 9/11/15	2,066,068
2,000,000	1.900%, 12/29/15	2,080,824

		9,397,906

Federal National Mortgage Association — 5.3%
3,000,000	1.250%, 2/27/14	3,032,226
3,000,000	1.300%, 11/17/14	3,049,986
3,000,000	1.625%, 10/26/15	3,093,555

		9,175,767

Total U.S. Government Agencies (Cost $21,168,946)		21,679,630

U.S. Treasury Obligations — 2.5%

U.S. Treasury Notes — 2.5%
4,250,000	1.000%, 8/31/16	4,329,356

Total U.S. Treasury Obligations (Cost $4,274,746)		4,329,356

Cash Equivalents — 1.0%
1,694,954	Huntington U.S. Treasury Money Market Fund, Trust Shares 0.050% (b) (c)	1,694,954

Total Cash Equivalents (Cost $1,694,954)		1,694,954

Total Investments (Cost $168,736,913) — 99.5%		172,110,762

Other Assets in Excess of Liabilities — 0.5%		951,020

Net Assets — 100.0%		$173,061,782

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2013.

GMTN — Global Medium Term Note

MTN — Medium Term Note

(See notes which are an integral part of these schedules of investments)

Huntington Balanced Allocation Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Mutual Funds — 89.3% (a)
116,477	Huntington Disciplined Equity Fund, Trust Shares	$1,192,720
60,390	Huntington Dividend Capture Fund, Trust Shares	623,226
135,073	Huntington Fixed Income Securities Fund, Trust Shares	3,048,588
42,707	Huntington Global Select Markets Fund, Trust Shares	439,459
84,115	Huntington Growth Fund, Trust Shares	2,390,555
89,738	Huntington Income Equity Fund, Trust Shares	2,189,608
129,160	Huntington Intermediate Government Income Fund, Trust Shares	1,422,048
156,905	Huntington International Equity Fund, Trust Shares	1,827,943
70,032	Huntington Mid Corp America Fund, Trust Shares	1,070,795
88,266	Huntington Mortgage Securities Fund, Trust Shares	814,695
70,538	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	1,422,748
39,835	Huntington Situs Fund, Trust Shares	1,044,072

Total Mutual Funds (Cost $15,309,937)		17,486,457

Exchange-Traded Funds — 9.7%
65,480	Huntington US Equity Rotation Strategy ETF (a)	1,913,980

Total Exchange-Traded Funds (Cost $1,730,372)		1,913,980

Cash Equivalents — 0.8%
152,339	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (a) (b)	152,339

Total Cash Equivalents (Cost $152,339)		152,339

Total Investments (Cost $17,192,648) — 99.8%		19,552,776

Other Assets in Excess of Liabilities — 0.2%		30,841

Net Assets — 100.0%		$19,583,617

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2013.

ETF — Exchange-Traded Fund

(See notes which are an integral part of these schedules of investments)

Huntington Conservative Allocation Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Mutual Funds — 96.7% (a)
11,120	Huntington Disciplined Equity Fund, Trust Shares	$113,873
5,766	Huntington Dividend Capture Fund, Trust Shares	59,501
80,393	Huntington Fixed Income Securities Fund, Trust Shares	1,814,480
4,077	Huntington Global Select Markets Fund, Trust Shares	41,955
8,031	Huntington Growth Fund, Trust Shares	228,234
8,568	Huntington Income Equity Fund, Trust Shares	209,048
76,874	Huntington Intermediate Government Income Fund, Trust Shares	846,386
14,980	Huntington International Equity Fund, Trust Shares	174,518
6,686	Huntington Mid Corp America Fund, Trust Shares	102,231
52,535	Huntington Mortgage Securities Fund, Trust Shares	484,895
41,983	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	846,800
3,803	Huntington Situs Fund, Trust Shares	99,681

Total Mutual Funds (Cost $4,651,090)		5,021,602

Exchange-Traded Funds — 3.5%
6,251	Huntington US Equity Rotation Strategy ETF (a)	182,717

Total Exchange-Traded Funds (Cost $161,961)		182,717

Cash Equivalents — 0.7%
38,557	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (a) (b)	38,557

Total Cash Equivalents (Cost $38,557)		38,557

Total Investments (Cost $4,851,608) — 100.9%		5,242,876

Liabilities in Excess of Other Assets — (0.9)%		(47,073)

Net Assets — 100.0%		$5,195,803

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2013.

ETF — Exchange-Traded Fund

(See notes which are an integral part of these schedules of investments)

Huntington Growth Allocation Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Mutual Funds — 86.1% (a)
111,040	Huntington Disciplined Equity Fund, Trust Shares	$1,137,049
57,571	Huntington Dividend Capture Fund, Trust Shares	594,137
38,354	Huntington Fixed Income Securities Fund, Trust Shares	865,659
40,714	Huntington Global Select Markets Fund, Trust Shares	418,947
80,189	Huntington Growth Fund, Trust Shares	2,278,973
85,549	Huntington Income Equity Fund, Trust Shares	2,087,406
36,675	Huntington Intermediate Government Income Fund, Trust Shares	403,797
149,581	Huntington International Equity Fund, Trust Shares	1,742,622
66,764	Huntington Mid Corp America Fund, Trust Shares	1,020,816
25,063	Huntington Mortgage Securities Fund, Trust Shares	231,336
20,030	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	403,995
37,976	Huntington Situs Fund, Trust Shares	995,339

Total Mutual Funds (Cost $10,020,862)		12,180,076

Exchange-Traded Funds — 12.9%
62,423	Huntington US Equity Rotation Strategy ETF (a)	1,824,624

Total Exchange-Traded Funds (Cost $1,638,245)		1,824,624

Cash Equivalents — 0.9%
134,463	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (a) (b)	134,463

Total Cash Equivalents (Cost $134,463)		134,463

Total Investments (Cost $11,793,570) — 99.9%		14,139,163

Other Assets in Excess of Liabilities — 0.1%		12,250

Net Assets — 100.0%		$14,151,413

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2013.

ETF — Exchange-Traded Fund

(See notes which are an integral part of these schedules of investments)

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

As of March 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
Tax-Free Money Market Fund	$68,775,352	$—	$—	$—
Money Market Fund	321,259,586	—	—	—
Ohio Municipal Money Market Fund	122,139,892	—	—	—
U.S. Treasury Money Market Fund	1,531,757,789	—	—	—
Disciplined Equity Fund	82,413,664	15,966,350	(928,677)	15,037,673
Dividend Capture Fund	218,050,620	16,237,966	(883,168)	15,354,798
Global Select Markets Fund	37,167,312	2,481,877	(1,411,042)	1,070,835
Growth Fund	124,472,882	20,804,810	(362,030)	20,442,780
Income Equity Fund	148,103,592	23,608,456	(468,843)	23,139,613
International Equity Fund	246,518,044	51,860,160	(4,420,237)	47,439,923
Mid Corp America Fund	94,100,277	57,837,139	(1,895,582)	55,941,557
Real Strategies Fund	110,551,139	13,336,610	(9,242,193)	4,094,417
Rotating Markets Fund	41,523,924	2,514,408	(516,492)	1,997,916
Situs Fund	201,926,902	113,438,059	(1,854,766)	111,583,293
Fixed Income Securities Fund	288,537,794	18,558,216	(803,939)	17,754,277
Intermediate Government Income Fund	110,836,877	7,254,979	(75,759)	7,179,220
Mortgage Securities Fund	73,162,509	6,430,193	(43,035)	6,387,158
Ohio Tax-Free Fund	53,281,504	1,788,996	(300,274)	1,488,722
Short/Intermediate Fixed Income Securities Fund	168,736,913	3,440,377	(66,528)	3,373,849
Balanced Allocation Fund	17,217,298	2,335,478	—	2,335,478
Conservative Allocation Fund	4,861,983	380,893	—	380,893
Growth Allocation Fund	11,823,420	2,315,743	—	2,315,743

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At March 31, 2013, the Trust operated 34 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Trust & A
Huntington Money Market Fund (“Money Market Fund”)	Trust, A & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Trust & A
Huntington Disciplined Equity Fund (“Disciplined Equity Fund”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Trust & A
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Trust & A
Huntington Growth Fund (“Growth Fund”)	Trust & A
Huntington Income Equity Fund (“Income Equity Fund”)	Trust & A
Huntington International Equity Fund (“International Equity Fund”)	Trust & A
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Trust & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Trust & A
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Trust & A
Huntington Situs Fund (“Situs Fund”)	Trust & A
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Trust & A

Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Trust & A
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Trust & A
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Trust & A
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Trust & A
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

*	Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price except for the Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund and Ohio Tax-Free Fund which are 3.75%, and the Short/Intermediate Fixed Income Securities Fund which is 1.50%. The Tax Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and the U.S. Treasury Money Market Fund (collectively the “Money Market Funds”) do not have sales charges on original purchases.

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using methods such as, discounted cash flow models, various real estate debt spreads and other market indicators, which the Trustees deem indicative of the estimated fair value of the real estate investments.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2013, based on the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Tax-Free Money Market Fund
Investment Securities:
Municipal Bonds	$—	$66,284,986	$—	$66,284,986
Cash Equivalents	2,490,366	—	—	2,490,366

Total Investment Securities	2,490,366	66,284,986	—	68,775,352

Money Market Fund
Investment Securities:
Commercial Papers	—	99,248,795	—	99,248,795
U.S. Government Agencies
Federal Farm Credit Bank	—	9,999,909	—	9,999,909
Federal Home Loan Bank	—	49,390,898	—	49,390,898
Municipal Bonds	—	44,600,000	—	44,600,000
Repurchase Agreements	—	36,479,300	—	36,479,300
Yankee Certificates of Deposit	—	20,017,105	—	20,017,105
Corporate Bonds
Consumer Staples	—	5,000,855	—	5,000,855
Financials	—	10,924,508	—	10,924,508
U.S. Treasury Obligations	—	10,598,216	—	10,598,216
Cash Equivalents	35,000,000	—	—	35,000,000

Total Investment Securities	35,000,000	286,259,586	—	321,259,586

Ohio Municipal Money Market Fund
Investment Securities:
Municipal Bonds	—	141,534,661	—	141,534,661
Cash Equivalents	454,286	—	—	454,286

Total Investment Securities	454,286	141,534,661	—	141,988,947

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	822,247,989	—	822,247,989
Repurchase Agreements	—	709,509,800	—	709,509,800

Total Investment Securities	—	1,531,757,789	—	1,531,757,789

Disciplined Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	6,770,726	—	—	6,770,726
Consumer Staples	10,896,777	—	—	10,896,777
Energy	13,538,699	—	—	13,538,699
Financials	10,696,415	—	—	10,696,415
Health Care	10,938,116	—	—	10,938,116
Industrials	8,666,653	—	—	8,666,653
Information Technology	16,893,752	—	—	16,893,752
Materials	3,715,306	—	—	3,715,306
Real Estate Investment Trusts	1,005,188	—	—	1,005,188
Telecommunication Services	3,233,278	—	—	3,233,278
Utilities	1,057,632	—	—	1,057,632
Exchange-Traded Funds	249,920	—	—	249,920
Options Purchased	1,548,600	—	—	1,548,600
Cash Equivalents	8,240,275	—	—	8,240,275

Total Investment Securities	97,451,337	—	—	97,451,337

Other Financial Instruments:*
Written Options	(2,285,490)	—	—	(2,285,490)

Total Investments	95,165,847	—	—	95,165,847

Dividend Capture Fund
Investment Securities:
Common Stocks
Consumer Discretionary	6,084,540	—	—	6,084,540
Consumer Staples	12,850,975	—	—	12,850,975
Energy	34,671,781	—	—	34,671,781
Financials	31,939,578	—	—	31,939,578
Health Care	12,333,856	—	—	12,333,856
Industrials	17,791,852	—	—	17,791,852
Information Technology	13,835,709	—	—	13,835,709
Materials	6,490,340	—	—	6,490,340
Real Estate Investment Trusts	12,981,310	—	—	12,981,310
Telecommunication Services	4,904,670	—	—	4,904,670
Utilities	7,889,085	—	—	7,889,085
Preferred Stocks
Financials	26,597,280	1,143,284	—	27,740,564
Industrials	1,584,000	—	—	1,584,000
Real Estate Investment Trusts	7,958,963	—	—	7,958,963
Telecommunication Services	2,715,000	—	—	2,715,000
Utilities	6,657,600	—	—	6,657,600
Exchange-Traded Funds	4,338,842	—	—	4,338,842
Cash Equivalents	5,153,021	—	—	5,153,021
Short-Term Securities Held as Collateral for Securities Lending	15,483,732	—	—	15,483,732

Total Investment Securities	232,262,134	1,143,284	—	233,405,418

Other Financial Instruments:*
Written Options	(140,000)	—	—	(140,000)

Total Investments	232,122,134	1,143,284	—	233,265,418

Global Select Markets Fund
Investment Securities:
Common Stocks
Consumer Discretionary	3,872,313	—	—	3,872,313
Consumer Staples	3,379,982	—	—	3,379,982
Energy	2,712,265	—	—	2,712,265
Financials	9,253,029	—	—	9,253,029
Health Care	1,301,667	—	—	1,301,667
Industrials	2,908,122	—	—	2,908,122
Information Technology	5,502,846	—	—	5,502,846
Materials	2,834,081	—	—	2,834,081
Telecommunication Services	676,200	—	—	676,200
Utilities	2,367,607	—	—	2,367,607
Exchange-Traded Funds	483,150	—	—	483,150
Corporate Bonds	—	176,952	—	176,952
Foreign Government Bonds	—	188,592	—	188,592
Cash Equivalents	1,467,705	—	—	1,467,705
Short-Term Securities Held as Collateral for Securities Lending	1,113,636	—	—	1,113,636

Total Investment Securities	37,872,603	365,544	—	38,238,147

Growth Fund
Investment Securities:
Common Stocks
Consumer Discretionary	15,839,622	—	—	15,839,622
Consumer Staples	14,395,776	—	—	14,395,776
Energy	11,779,996	—	—	11,779,996
Financials	12,639,541	—	—	12,639,541
Health Care	22,121,294	—	—	22,121,294
Industrials	11,650,476	—	—	11,650,476
Information Technology	47,133,540	—	—	47,133,540
Materials	5,292,598	—	—	5,292,598
Real Estate Investment Trusts	1,451,644	—	—	1,451,644
Telecommunication Services	805,295	—	—	805,295
Cash Equivalents	968,668	—	—	968,668
Short-Term Securities Held as Collateral for Securities Lending	837,212	—	—	837,212

Total Investment Securities	144,915,662	—	—	144,915,662

Income Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	10,420,234	—	—	10,420,234
Consumer Staples	14,775,463	—	—	14,775,463
Energy	23,274,425	—	—	23,274,425
Financials	23,370,574	—	—	23,370,574
Health Care	13,508,362	—	—	13,508,362
Industrials	15,035,113	—	—	15,035,113
Information Technology	14,956,775	—	—	14,956,775
Materials	7,053,421	—	—	7,053,421
Real Estate Investment Trusts	10,619,371	—	—	10,619,371
Telecommunication Services	5,303,615	—	—	5,303,615
Utilities	8,543,145	—	—	8,543,145
Cash Equivalents	5,627,460	—	—	5,627,460
Short-Term Securities Held as Collateral for Securities Lending	18,755,247	—	—	18,755,247

Total Investment Securities	171,243,205	—	—	171,243,205

International Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	27,353,024	—	—	27,353,024
Consumer Staples	33,346,363	—	—	33,346,363
Energy	15,978,550	—	—	15,978,550
Financials	75,721,250	—	—	75,721,250
Health Care	24,976,109	—	—	24,976,109
Industrials	44,148,373	—	—	44,148,373
Information Technology	19,765,047	—	—	19,765,047
Materials	24,814,336	—	—	24,814,336
Telecommunication Services	15,143,579	—	—	15,143,579
Utilities	5,211,646	—	—	5,211,646
Cash Equivalents	416,972	—	—	416,972
Short-Term Securities Held as Collateral for Securities Lending	7,082,718	—	—	7,082,718

Total Investment Securities	293,957,967	—	—	293,957,967

Mid Corp America Fund
Investment Securities:
Common Stocks
Consumer Discretionary	13,857,569	—	—	13,857,569
Consumer Staples	6,676,610	—	—	6,676,610
Energy	9,619,914	—	—	9,619,914
Financials	20,609,950	—	—	20,609,950
Health Care	21,564,554	—	—	21,564,554
Industrials	20,225,663	—	—	20,225,663
Information Technology	25,015,639	—	—	25,015,639
Materials	7,239,951	—	—	7,239,951
Real Estate Investment Trusts	10,617,943	—	—	10,617,943
Telecommunication Services	621,990	—	—	621,990
Utilities	5,737,303	—	—	5,737,303
Cash Equivalents	935,314	—	—	935,314
Short-Term Securities Held as Collateral for Securities Lending	7,319,434	—	—	7,319,434

Total Investment Securities	150,041,834	—	—	150,041,834

Real Strategies Fund
Investment Securities:
Common Stocks
Consumer Staples	3,802,450	—	—	3,802,450
Energy	31,184,069	—	—	31,184,069
Industrials	16,930,968	—	—	16,930,968
Materials	17,049,850	—	—	17,049,850
Real Estate Investment Trusts	8,074,067	—	—	8,074,067
Exchange-Traded Funds	8,736,248	—	—	8,736,248
Real Estate Investments	—	—	4,668,985	4,668,985
Closed-End Fund	2,034,257	—	—	2,034,257
Exchange-Traded Notes	1,391,142	—	—	1,391,142
Cash Equivalents	2,249,545	—	—	2,249,545
Short-Term Securities Held as Collateral for Securities Lending	18,523,975	—	—	18,523,975

Total Investment Securities	109,976,571	—	4,668,985	114,645,556

Other Financial Instruments:*
Written Options	(3,850)	—	—	(3,850)

Total Investments	109,972,721	—	4,668,985	114,641,706

Rotating Markets Fund
Investment Securities:
Common Stocks
Consumer Discretionary	4,936,539	—	—	4,936,539
Consumer Staples	1,451,703	—	—	1,451,703
Energy	2,581,753	—	—	2,581,753
Financials	4,710,397	—	—	4,710,397
Health Care	3,736,612	—	—	3,736,612
Industrials	7,590,751	—	—	7,590,751
Information Technology	5,666,321	—	—	5,666,321
Materials	2,942,964	—	—	2,942,964
Real Estate Investment Trusts	3,894,261	—	—	3,894,261
Telecommunication Services	255,742	—	—	255,742
Utilities	1,809,983	—	—	1,809,983
Exchange-Traded Funds	1,301,103	—	—	1,301,103
Cash Equivalents	1,456,158	—	—	1,456,158
Short-Term Securities Held as Collateral for Securities Lending	1,187,553	—	—	1,187,553

Total Investment Securities	43,521,840	—	—	43,521,840

Situs Fund
Investment Securities:
Common Stocks
Consumer Discretionary	34,516,632	—	—	34,516,632
Consumer Staples	8,180,230	—	—	8,180,230
Energy	13,397,566	—	—	13,397,566
Financials	31,359,408	—	—	31,359,408
Health Care	33,752,874	—	—	33,752,874
Industrials	47,013,469	—	—	47,013,469
Information Technology	56,063,042	—	—	56,063,042
Materials	27,245,054	—	—	27,245,054
Real Estate Investment Trusts	5,898,220	—	—	5,898,220
Telecommunication Services	357,630	—	—	357,630
Utilities	4,339,866	—	—	4,339,866
Exchange-Traded Funds	922,500	—	—	922,500
Closed-End Fund	581,100	—	—	581,100
Cash Equivalents	14,781,319	—	—	14,781,319
Short-Term Securities Held as Collateral for Securities Lending	35,101,285	—	—	35,101,285

Total Investment Securities	313,510,195	—	—	313,510,195

Other Financial Instruments:*
Written Options	(762,000)	—	—	(762,000)

Total Investments	312,748,195	—	—	312,748,195

Fixed Income Securities Fund
Investment Securities:
Corporate Bonds
Consumer Discretionary	—	16,034,021	—	16,034,021
Consumer Staples	—	11,367,180	—	11,367,180
Energy	—	21,349,003	—	21,349,003
Financials	—	68,697,029	—	68,697,029
Health Care	—	30,390,886	—	30,390,886
Industrials	—	8,673,987	—	8,673,987
Information Technology	—	20,237,329	—	20,237,329
Materials	—	11,788,668	—	11,788,668
Real Estate Investment Trusts	—	15,665,300	—	15,665,300
Telecommunication Services	—	6,519,488	—	6,519,488
Utilities	—	25,641,600	—	25,641,600
U.S. Treasury Obligations
U.S. Treasury Bonds	—	24,413,746	—	24,413,746
U.S. Treasury Notes	—	8,925,623	—	8,925,623
U.S. Government Agencies
Federal Farm Credit Bank	—	2,169,676	—	2,169,676
Federal Home Loan Bank	—	15,504,554	—	15,504,554
Federal Home Loan Mortgage Corporation	—	9,205,326	—	9,205,326
Federal National Mortgage Association	—	3,453,381	—	3,453,381
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	1,147,557	—	1,147,557
Federal National Mortgage Association	—	114,348	—	114,348
Government National Mortgage Association	—	1,836,890	—	1,836,890
Preferred Stocks
Utilities	795,600	—	—	795,600
Cash Equivalents	2,360,879	—	—	2,360,879

Total Investment Securities	3,156,479	303,135,592	—	306,292,071

Intermediate Government Income Fund
Investment Securities:
U.S. Government Agencies
Federal Farm Credit Bank	—	18,893,734	—	18,893,734
Federal Home Loan Bank	—	32,088,776	—	32,088,776
Federal National Mortgage Association	—	2,059,720	—	2,059,720
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	11,230,205	—	11,230,205
Federal National Mortgage Association	—	17,167,735	—	17,167,735
Government National Mortgage Association	—	6,949,941	—	6,949,941
U.S. Treasury Obligations
U.S. Treasury Notes	—	24,636,582	—	24,636,582
Collateralized Mortgage Obligations
Federal Home Loan Bank	—	1,071,078	—	1,071,078
Federal Home Loan Mortgage Corporation	—	391,700	—	391,700
Federal National Mortgage Association	—	97,155	—	97,155
Government National Mortgage Association	—	713,455	—	713,455
Cash Equivalents	2,716,016	—	—	2,716,016

Total Investment Securities	2,716,016	115,300,081	—	118,016,097

Mortgage Securities Fund
Investment Securities:
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	18,430,845	—	18,430,845
Federal National Mortgage Association	—	40,396,688	—	40,396,688
Government National Mortgage Association	—	4,983,070	—	4,983,070
Common Stocks
Real Estate Investment Trusts	9,754,297	—	—	9,754,297
U.S. Government Agencies
Federal Farm Credit Bank	—	2,510,940	—	2,510,940
Collateralized Mortgage Obligations
Federal Home Loan Mortgage Corporation	—	628,485	—	628,485
Federal National Mortgage Association	—	224,545	—	224,545
Cash Equivalents	2,050,014	—	—	2,050,014
Short-Term Securities Held as Collateral for Securities Lending	570,783	—	—	570,783

Total Investment Securities	12,375,094	67,174,573	—	79,549,667

Ohio Tax-Free Fund
Investment Securities:
Municipal Bonds	—	54,322,128	—	54,322,128
Cash Equivalents	448,098	—	—	448,098

Total Investment Securities	448,098	54,322,128	—	54,770,226

Short/Intermediate Fixed Income Securities Fund
Investment Securities:
Corporate Bonds
Consumer Discretionary	—	11,316,770	—	11,316,770
Consumer Staples	—	10,806,881	—	10,806,881
Energy	—	12,948,402	—	12,948,402
Financials	—	36,306,077	—	36,306,077
Health Care	—	24,317,151	—	24,317,151
Industrials	—	12,338,602	—	12,338,602
Information Technology	—	8,769,518	—	8,769,518
Materials	—	12,523,672	—	12,523,672
Real Estate Investment Trusts	—	3,188,743	—	3,188,743
Telecommunication Services	—	4,140,529	—	4,140,529
Utilities	—	7,750,477	—	7,750,477
U.S. Government Agencies
Federal Agricultural Mortgage Corporation	—	3,105,957	—	3,105,957
Federal Home Loan Bank	—	9,397,906	—	9,397,906
Federal National Mortgage Association	—	9,175,767	—	9,175,767
U.S. Treasury Obligations
U.S. Treasury Notes	—	4,329,356	—	4,329,356
Cash Equivalents	1,694,954	—	—	1,694,954

Total Investment Securities	1,694,954	170,415,808	—	172,110,762

Balanced Allocation Fund
Investment Securities:
Mutual Funds	17,486,457	—	—	17,486,457
Exchange-Traded Funds	1,913,980	—	—	1,913,980
Cash Equivalents	152,339	—	—	152,339

Total Investment Securities	19,552,776	—	—	19,552,776

Conservative Allocation Fund
Investment Securities:
Mutual Funds	5,021,602	—	—	5,021,602
Exchange-Traded Funds	182,717	—	—	182,717
Cash Equivalents	38,557	—	—	38,557

Total Investment Securities	5,242,876	—	—	5,242,876

Growth Allocation Fund
Investment Securities:
Mutual Funds	12,180,076	—	—	12,180,076
Exchange-Traded Funds	1,824,624	—	—	1,824,624
Cash Equivalents	134,463	—	—	134,463

Total Investment Securities	14,139,163	—	—	14,139,163

*	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the period ended March 31, 2013:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Global Select Markets Fund
Common Stocks
Consumer Discretionary	$—	$5,855,185
Consumer Staples	—	1,809,278
Energy	—	1,481,155
Financials	—	6,900,725
Health Care	—	3,507,291
Industrials	—	2,167,523
Information Technology	—	2,638,776
Materials	—	2,405,150
Utilities	—	1,156,164

Total	—	27,921,247

International Equity Fund
Common Stocks
Consumer Discretionary	—	27,012,339
Consumer Staples	—	21,314,152
Energy	—	19,378,527
Financials	—	37,116,284
Health Care	—	12,162,417
Industrials	—	46,613,699
Information Technology	—	13,690,215
Materials	—	14,218,089
Telecommunication Services	—	13,802,394
Utilities	—	8,734,531

Total	—	214,042,647

Situs Fund
Common Stocks
Consumer Discretionary	—	1,826,579
Consumer Staples	—	1,556,010
Financials	—	398,851
Health Care	—	3,455,414
Industrials	—	1,008,033

Total	—	8,244,887

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities (“fair value trigger”) at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair value trigger did not occur as of the reporting period end.

Quantitative Information about Level 3 Fair Value Measurements

Type of Assets	Fair Value At March 31, 2013	Valuation Techniques	Unobservable Input(s)	Range (weighted average)
Real Strategies Fund
Real Estate Investments	$4,668,985	Discounted cash flow	Discount Rate	3.0%-14.8% (9.6%)
			Market Cap Rate	7.0%-12.0% (8.7%)

The significant unobservable inputs used in the fair value measurement of Real Strategies Fund’s investments in real estate investments were cash flows and discount and market cap rates. An increase in the cash flows and/or market cap rate or decreases in the discount rate used would increase the value of the investment. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the investment. Although the changes in the unobservable inputs may significantly change the security’s value, significant and reasonable changes to any of these inputs would not significantly impact the net assets of the Real Strategies Fund.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Estate Investments
Real Strategies Fund
Balance as of December 31, 2012	$4,668,985
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation (depreciation)	—

Ending Balance as of March 31, 2013	$4,668,985

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The Funds did not own any when-issued or delayed-delivery securities at March 31, 2013.

D. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

E. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Several of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At March 31, 2013, none of the retail funds had any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of Disciplined Equity Fund’s written option activity for the period ended March 31, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	7,087	$1,271,242
Options written	39,191	3,020,833
Options expired	(6,013)	(504,112)
Options closed	(20,909)	(1,845,266)
Options exercised	(2,868)	(355,263)
Outstanding at 3/31/2013	16,488	$1,587,434

At March 31, 2013, Disciplined Equity Fund had the following outstanding written option contracts:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
3M Co.	Call	April 2013	$100	80	$50,800	$(36,241)
Abbott Laboratories	Call	April 2013	34	209	29,678	(5,033)
AbbVie, Inc.	Call	April 2013	37.5	162	53,460	(39,205)
Accenture PLC, Class A	Call	April 2013	77.5	50	1,650	8,700
Amgen, Inc.	Call	July 2013	92.5	110	122,210	(91,211)
AT&T, Inc.	Call	May 2013	37	687	28,854	7,971
Baker Hughes, Inc.	Call	April 2013	48	128	8,192	9,599
Bank of America Corp.	Call	May 2013	11	400	53,200	(36,002)
Bank of New York Mellon Corp./The	Call	June 2013	29	70	4,165	1,995
Baxter International, Inc.	Call	April 2013	70	151	49,075	(22,500)
Berkshire Hathaway, Inc., Class B	Call	April 2013	105	65	5,850	2,080
Boeing Co./The	Call	April 2013	80	75	44,625	(24,001)
Bristol-Myers Squibb Co.	Call	June 2013	38	232	75,980	(51,390)
Broadcom Corp., Class A	Call	April 2013	35	100	5,500	2,699
CBOE Volatility Index	Call	April 2013	19	900	27,000	48,596
CBOE Volatility Index	Call	May 2013	21	900	76,500	(904)

Cheniere Energy, Inc.	Call	April 2013	21	311	218,477	(188,151)
Chevron Corp.	Call	April 2013	115	200	87,000	3,904
Chubb Corp./The	Call	April 2013	85	67	18,626	(8,108)
Cisco Systems, Inc.	Call	April 2013	22	300	1,200	7,060
Colgate-Palmolive Co.	Call	April 2013	110	63	52,290	(30,745)
Comcast Corp., Class A	Call	April 2013	41	245	28,542	(8,288)
Costco Wholesale Corp.	Call	April 2013	105	50	10,500	(2,100)
Du Pont (E.I.) de Nemours & Co.	Call	April 2013	49	80	5,600	2,239
eBay, Inc.	Call	April 2013	52.5	100	28,600	(6,268)
Emerson Electric Co.	Call	April 2013	57.5	30	750	1,380
Exxon Mobil Corp.	Call	April 2013	100	250	—	14,249
FedEx Corp.	Call	April 2013	105	25	275	9,525
Fifth Third Bancorp	Call	April 2013	16	400	21,200	2,499
Freeport-McMoRan Copper & Gold, Inc.	Call	April 2013	33	187	14,119	653
General Electric Co.	Call	April 2013	24	900	8,100	26,996
Google, Inc., Class A	Call	April 2013	820	30	34,200	56,308
Halliburton Co.	Call	April 2013	42	120	4,200	10,799
HCP, Inc.	Call	April 2013	50	138	6,210	1,931
Illinois Tool Works, Inc.	Call	April 2013	62.5	50	1,300	4,580
International Business Machines Corp.	Call	April 2013	205	60	57,750	(40,231)
International Business Machines Corp.	Call	April 2013	225	60	3,240	16,859
iShares MSCI EAFE Index	Put	May 2013	54	1,000	28,000	(476)
Johnson & Johnson	Call	April 2013	75	100	65,500	(51,001)
JPMorgan Chase & Co.	Call	June 2013	45	200	66,400	(40,001)
Kinder Morgan, Inc.	Call	April 2013	37.5	172	23,478	(11,611)
Kroger Co./The	Call	April 2013	29	263	110,460	(55,232)
Lockheed Martin Corp.	Call	April 2013	90	20	13,200	(11,325)
MasterCard, Inc., Class A	Call	April 2013	525	7	12,579	(3,644)
McDonald’s Corp.	Call	April 2013	97.5	110	30,195	(5,792)
MetLife, Inc.	Call	April 2013	40	100	2,000	7,799
Microsoft Corp.	Call	April 2013	29	850	26,350	11,896
Mondelez International, Inc., Class A	Call	April 2013	29	193	36,188	(30,244)
Morgan Stanley	Call	April 2013	24	300	3,600	11,998
National Oilwell Varco, Inc.	Call	April 2013	67.5	15	5,625	(1,920)
NextEra Energy, Inc.	Call	April 2013	72.5	10	5,200	(3,270)
NIKE, Inc.	Call	April 2013	52.5	100	66,000	(57,400)
Norfolk Southern Corp.	Call	April 2013	75	30	7,800	(2,738)
PepsiCo, Inc.	Call	April 2013	75	180	75,600	(55,441)
Pfizer, Inc.	Call	April 2013	29	600	18,000	(9,603)
Philip Morris International, Inc.	Call	April 2013	92.5	180	26,010	(13,051)
Phillips 66	Call	April 2013	65	68	36,040	(18,101)
Praxair, Inc.	Call	April 2013	115	59	1,918	8,820
Procter & Gamble Co.	Call	April 2013	72.5	150	70,125	(60,946)
QUALCOMM, Inc.	Call	April 2013	70	185	2,035	12,949
Sempra Energy	Call	April 2013	80	40	3,100	(140)
Simon Property Group, Inc.	Call	April 2013	165	20	200	2,980
Southern Co.	Call	April 2013	46	90	9,360	(6,750)
SPDR S&P 500 ETF Trust	Put	May 2013	143	1,200	49,200	31,193
SPDR S&P 500 ETF Trust	Put	June 2013	141	800	73,600	26,395
Starbucks Corp.	Call	April 2013	57.5	80	6,800	3,439
State Street Corp.	Call	April 2013	60	141	13,959	2,396
Target Corp.	Call	April 2013	70	60	2,520	5,160
Texas Instruments, Inc.	Call	April 2013	35	100	9,050	2,249
U.S. Bancorp	Call	April 2013	34	205	10,045	6,149
Union Pacific Corp.	Call	April 2013	140	50	20,000	(5,051)
United Parcel Service, Inc., Class B	Call	April 2013	85	100	14,800	(4,076)
United Technologies Corp.	Call	April 2013	92.5	100	18,700	(1)
Verizon Communications, Inc.	Call	April 2013	47	145	30,885	(13,796)
Wal-Mart Stores, Inc.	Call	April 2013	72.5	180	45,450	(30,511)
Walt Disney Co./The	Call	April 2013	57.5	100	5,200	3,199
Wells Fargo & Co.	Call	April 2013	39	200	1,400	7,199

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(698,056)

The following is a summary of Dividend Capture Fund’s written option activity for the period ended March 31, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	400	$40,579
Options written	1,030	130,953
Options expired	—	—
Options closed	(30)	(33,959)
Options exercised	(400)	(40,579)
Outstanding at 3/31/2013	1,000	$96,994

At March 31, 2013, Dividend Capture Fund had the following outstanding written option contracts:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Crosstex Energy LP	Call	August 2013	$17.5	1,000	$140,000	$(43,006)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(43,006)

The following is a summary of Global Select Markets Fund’s written option activity for the period ended March 31, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	—	$—
Options written	225	58,307
Options expired	(140)	(24,259)
Options closed	—	—
Options exercised	(85)	(34,048)
Outstanding at 3/31/2013	—	$—

The following is a summary of Income Equity Fund’s written option activity for the period ended March 31, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	—	$—
Options written	7,055	263,473
Options expired	—	—
Options closed	—	—
Options exercised	(553)	(30,664)
Outstanding at 3/31/2013	6,502	$232,809

At March 31, 2013, Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Cisco Systems, Inc.	Call	April 2013	$23	950	$1,425	$20,421
Fifth Third Bancorp	Call	May 2013	17	1,150	23,000	3,802
Gannett Co., Inc.	Call	April 2013	21	900	103,500	(77,404)
Hewlett-Packard Co.	Call	May 2013	19	1,100	544,500	(486,206)
Intel Corp.	Call	April 2013	24	800	1,600	17,596
JPMorgan Chase & Co.	Call	April 2013	50	400	5,200	16,388
Marathon Oil Corp.	Call	April 2013	35	625	13,750	10,622
Marathon Petroleum Corp.	Call	April 2013	70	297	591,030	(563,114)
SLM Corp.	Call	April 2013	19	280	43,960	(37,261)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(1,095,156)

The following is a summary of Situs Fund’s written option activity for the period ended March 31, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	500	$187,571
Options written	2,521	658,029
Options expired	(700)	(207,445)
Options closed	(721)	(184,278)
Options exercised	(200)	(71,398)
Outstanding at 3/31/13	1,400	$382,479

At March 31, 2013, Situs Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Actavis, Inc.	Call	April 2013	$85	800	$552,000	$(414,183)
CARBO Ceramics, Inc.	Call	April 2013	90	600	210,000	34,662

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(379,521)

F. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC and MS Securities Services, Inc. In determining whether to lend to a particular broker, dealer or financial institution, Huntington Asset Advisors, Inc. (the “Advisor”) will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of March 31, 2013, the following Funds had securities with the following market values on loan and related activity:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
Dividend Capture Fund	$15,271,193	$15,483,732	$16,226,811	$17,276	$2,959
Global Select Markets Fund	1,085,852	1,113,636	1,722,794	11,792	2,096
Growth Fund	821,066	837,212	3,481,464	10,609	1,850
Income Equity Fund	18,497,860	18,755,247	15,698,381	7,508	1,184
International Equity Fund	6,848,703	7,082,718	6,048,768	76,782	13,439
Mid Corp America Fund	7,190,109	7,319,434	6,419,460	57,710	10,233
Real Strategies Fund	18,131,129	18,523,975	20,255,646	281,043	49,069
Rotating Markets Fund	1,170,753	1,187,553	1,418,469	3,284	493
Situs Fund	34,100,444	35,101,285	30,099,578	93,407	16,151
Mortgage Securities Fund	563,427	570,783	605,544	1,043	185

G. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At March 31, 2013, the Real Strategies Fund held illiquid restricted securities representing 4.81% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Real Strategies Fund:

Discount Retail Portfolio II DST	11/30/11	N/A	$950,000	$884,472
Grocery & Pharmacy DST	8/26/11	N/A	950,000	919,418
New York Power DST	7/21/11	N/A	950,000	862,254
Scotts Gahanna LLC	12/13/11	N/A	1,344,000	1,143,804
Winston-Salem DST	2/22/12	N/A	950,000	859,037

Fixed Income Securities Fund:

Bank of Nova Scotia, 1.950%, 1/30/17	2/3/12	$5,000,000	5,078,554	5,199,500
Bank of Montreal, 2.500%, 1/11/17	6/19/12	5,000,000	5,139,404	5,224,830
Barrick International Bank Corp., 5.750%, 10/15/16	2/20/09	2,000,000	1,957,986	2,271,166
Canadian Imperial Bank of Commerce, 2.600%, 7/2/15	10/25/11	5,000,000	5,118,203	5,229,000
Royal Bank of Canada, 3.125%, 4/14/15	5/3/11	5,000,000	5,099,496	5,260,000
Toronto-Dominion Bank, 2.200%, 7/29/15	6/29/11	3,000,000	3,035,166	3,112,800

Short/Intermediate Fixed Income Securities Fund:

TCM Sub LLC, 3.550%, 1/15/15	10/20/11	2,000,000	2,050,291	2,079,080
Schlumberger Norge AS, 1.950%, 9/14/16	9/22/11	2,000,000	2,010,528	2,063,944
HSBC Bank PLC, 3.500%, 6/28/15	9/23/10	2,000,000	2,051,386	2,115,858
Metropolitan Life Global Funding I, 1.500%, 1/10/18	1/16/13	2,000,000	2,000,914	2,008,722
Eaton Corp., 1.500%, 11/2/17	2/13/13	2,000,000	1,989,598	2,005,738
Xstrata PLC, 2.450%, 10/25/17	10/24/12	1,000,000	995,668	1,013,614
H. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I. Subsequent Event

On April 24, 2013 the Board of Trustees (the “Trustees”) of the Huntington Funds voted to close and liquidate the Huntington Growth Fund on or about June 14, 2013. This decision was made after careful consideration of the Fund’s asset size and prospects for future growth.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each Fund’s investment in such affiliated money market fund is set forth below:

U.S. Treasury Money Market Fund	12/31/12 Market Value	Purchases	Sales	3/31/13 Market Value	Income
Disciplined Equity Fund	$5,903,706	$16,036,295	$(13,699,726)	$8,240,275	$942
Dividend Capture Fund	3,354,143	18,274,589	(16,475,711)	5,153,021	576
Global Select Markets Fund	1,038,116	12,439,167	(12,009,578)	1,467,705	287
Growth Fund	1,621,894	11,380,581	(12,033,807)	968,668	170
Income Equity Fund	1,391,488	7,464,083	(3,228,111)	5,627,460	435
International Equity Fund	10,717,674	49,201,070	(59,501,772)	416,972	1,702
Mid Corp America Fund	3,531,522	5,783,553	(8,379,761)	935,314	468
Real Strategies Fund	5,395,632	9,071,113	(12,217,200)	2,249,545	234
Rotating Markets Fund	1,385,688	5,667,892	(5,597,422)	1,456,158	297
Situs Fund	3,588,928	29,504,563	(18,312,172)	14,781,319	1,765
Fixed Income Securities Fund	5,299,225	25,860,424	(28,798,770)	2,360,879	486
Intermediate Government Income Fund	2,607,089	15,482,798	(15,373,871)	2,716,016	447
Mortgage Securities Fund	3,940,040	10,051,483	(11,941,509)	2,050,014	462
Short/Intermediate Fixed Income Securities Fund	2,150,783	20,761,005	(21,216,834)	1,694,954	212

Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other Funds within the Trust. A summary of these investments in affiliated Funds is set forth below:

Balanced Allocation Fund	12/31/12 Market Value	Purchases	Sales	3/31/13 Market Value	Income
U.S. Treasury Money Market Fund	$229,492	$919,617	$(996,770)	$152,339	$26
Disciplined Equity Fund	1,070,033	80,592	(6,589)	1,192,720	—
Dividend Capture Fund	569,908	13,006	(9,584)	623,226	5,565
Global Select Markets Fund	394,114	51,412	(4,676)	439,459	—
Growth Fund	2,160,587	87,706	(69,485)	2,390,555	432
Income Equity Fund	1,986,378	68,490	(49,505)	2,189,608	13,904
International Equity Fund	2,047,158	60,236	(332,920)	1,827,943	—
Mid Corp America Fund	970,450	19,473	(31,262)	1,070,795	—
Situs Fund	975,336	25,391	(69,800)	1,044,072	—
Fixed Income Securities Fund	2,772,839	320,346	(27,701)	3,048,588	16,520
Intermediate Government Income Fund	1,293,512	153,633	(14,538)	1,422,048	6,340
Mortgage Securities Fund	739,706	81,808	(6,903)	814,695	4,601
Short/Intermediate Fixed Income Securities Fund	1,291,306	141,653	(8,294)	1,422,748	3,729
Huntington US Equity Rotation Strategy ETF	1,709,472	57,152	(49,885)	1,913,980	—

Conservative Allocation Fund	12/31/12 Market Value	Purchases	Sales	3/31/13 Market Value	Income
U.S. Treasury Money Market Fund	$15,912	$3,107,681	$(3,085,036)	$38,557	$13
Disciplined Equity Fund	109,900	16,714	(17,604)	113,873	—
Dividend Capture Fund	58,540	6,450	(10,444)	59,501	551
Global Select Markets Fund	40,486	7,721	(6,106)	41,955	—
Growth Fund	221,908	22,292	(36,800)	228,234	41
Income Equity Fund	204,022	23,301	(36,072)	209,048	1,375
International Equity Fund	210,329	17,726	(58,700)	174,518	—
Mid Corp America Fund	99,676	9,797	(18,341)	102,231	—
Situs Fund	100,194	9,588	(21,313)	99,681	—
Fixed Income Securities Fund	1,638,243	467,924	(281,866)	1,814,480	9,709
Intermediate Government Income Fund	764,224	219,619	(131,281)	846,386	3,723
Mortgage Securities Fund	437,018	122,014	(74,655)	484,895	2,750
Short/Intermediate Fixed Income Securities Fund	762,913	211,766	(126,759)	846,800	2,189
Huntington US Equity Rotation Strategy ETF	175,592	20,052	(32,409)	182,717	—

Growth Allocation Fund	12/31/12 Market Value	Purchases	Sales	3/31/13 Market Value	Income
U.S. Treasury Money Market Fund	$131,237	$853,864	$(850,639)	$134,463	$19
Disciplined Equity Fund	1,017,758	94,153	(21,054)	1,137,049	—
Dividend Capture Fund	542,030	26,510	(21,681)	594,137	5,289
Global Select Markets Fund	374,815	49,789	(4,429)	418,947	—
Growth Fund	2,055,026	126,434	(103,755)	2,278,973	412
Income Equity Fund	1,889,296	107,990	(84,855)	2,087,406	13,212
International Equity Fund	1,946,752	66,092	(321,819)	1,742,622	—
Mid Corp America Fund	923,021	47,872	(56,513)	1,020,816	—
Situs Fund	927,573	53,947	(93,419)	995,339	—
Fixed Income Securities Fund	794,425	81,858	(5,764)	865,659	4,681
Intermediate Government Income Fund	370,597	38,813	(2,578)	403,797	1,796
Mortgage Securities Fund	211,931	20,384	(993)	231,336	1,306
Short/Intermediate Fixed Income Securities Fund	369,966	35,991	(1,406)	403,995	1,057
Huntington US Equity Rotation Strategy ETF	1,625,841	95,305	(83,845)	1,824,624	—

(3) Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Real Strategies Fund’s holdings in the securities of such issuers is set forth below:

	12/31/12 Market Value	Change in unrealized appreciation (depreciation)	Purchases	Sales	3/31/13 Market Value	Income
Discount Retail Portfolio II DST	$884,472	$—	$—	$—	$884,472	$19,596
New York Power DST	862,254	—	—	—	862,254	17,636
Scotts Gahanna LLC*	1,143,804	—	—	—	1,143,804	25,128

*	Controlled affiliate in which the Real Stategies Fund owns 25% or more of the outstandting voting securities.

(4) Concentration of Credit Risk

Since each of Ohio Municipal Money Market Fund and Ohio Tax-Free Fund invest a substantial portion of their assets in issuers located in the state of Ohio, they will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 2013, the securities in the portfolio of investments are backed by letters of credit or bond insurance from various financial institutions and financial guaranty assurance agencies, as indicated on each Fund’s Portfolio of Investments.

THE FOLLOWING REPORT RELATES TO THE HUNTINGTON FUNDS’ VARIABLE ANNUITY PORTFOLIOS.

Huntington VA Balanced Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Mutual Funds — 98.0% (a)
631,430	Huntington Fixed Income Securities Fund, Trust Shares	$14,251,371
349,679	Huntington VA Dividend Capture Fund	4,126,213
907,455	Huntington VA Growth Fund	8,275,992
520,127	Huntington VA Income Equity Fund	5,492,541
309,463	Huntington VA International Equity Fund	4,521,261
177,284	Huntington VA Mid Corp America Fund	3,664,464
244,409	Huntington VA Mortgage Securities Fund	2,940,239
66,024	Huntington VA Situs Fund *	1,355,465

Total Mutual Funds (Cost $37,902,192)		44,627,546

Cash Equivalents — 1.9%
897,749	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (a) (b)	897,749

Total Cash Equivalents (Cost $897,749)		897,749

Total Investments (Cost $38,799,941) — 99.9%		45,525,295

Other Assets in Excess of Liabilities — 0.1%		23,772

Net Assets — 100.0%		$45,549,067

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

(See notes which are an integral part of these schedules of investments)

Huntington VA Dividend Capture Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 77.5%

Consumer Discretionary — 4.0%
5,250	Comcast Corp., Class A	$220,553
4,340	D.R. Horton, Inc.	105,462
3,500	Gentex Corp.	70,035
5,000	Genuine Parts Co.	390,000
4,500	Goodyear Tire & Rubber Co./The *	56,745
3,700	International Game Technology	61,050
11,580	Leggett & Platt, Inc.	391,172
2,000	Marriott International, Inc., Class A	84,460
4,230	News Corp., Class A	129,100
1,420	Target Corp.	97,199
950	TJX Cos., Inc./The	44,413
210	VF Corp.	35,228
1,325	Viacom, Inc., Class B	81,580

		1,766,997

Consumer Staples — 6.8%
3,500	Archer-Daniels-Midland Co.	118,055
950	Clorox Co./The	84,104
5,900	Colgate-Palmolive Co.	696,377
2,590	ConAgra Foods, Inc.	92,748
4,750	Kimberly-Clark Corp.	465,405
7,320	Kroger Co./The	242,585
2,120	Mondelez International, Inc., Class A	64,893
1,160	PepsiCo, Inc.	91,768
11,750	Sysco Corp.	413,247
2,440	Walgreen Co.	116,339
7,910	Wal-Mart Stores, Inc.	591,905

		2,977,426

Energy — 15.1%
630	Anadarko Petroleum Corp.	55,094
430	Apache Corp.	33,179
13,750	BP PLC ADR	582,312
8,500	Cenovus Energy, Inc.	263,415
3,810	Chevron Corp.	452,704
8,050	ConocoPhillips	483,805
25,000	Crosstex Energy LP	460,000
1,220	Diamond Offshore Drilling, Inc.	84,863
6,750	El Paso Pipeline Partners LP	296,055
17,250	Enbridge Energy Partners LP	519,915
734	Energy Transfer Partners LP	37,206
9,513	Exxon Mobil Corp.	857,216
8,000	Linn Energy LLC	303,200
4,000	Magellan Midstream Partners LP	213,720
4,190	Marathon Oil Corp.	141,287
1,600	Marathon Petroleum Corp.	143,360
10,200	Murphy Oil Corp.	650,046
3,050	Peabody Energy Corp.	64,508
10,000	Royal Dutch Shell PLC ADR	651,600
3,000	Schlumberger Ltd.	224,670
1,350	Tesoro Corp.	79,043

		6,597,198

Financials — 13.9%
2,530	Allstate Corp./The	124,147
1,430	American Express Co.	96,468
7,500	Bank of Montreal	472,125
2,650	BB&T Corp.	83,184
1,080	Berkshire Hathaway, Inc., Class B *	112,536
7,000	Brown & Brown, Inc.	224,280
8,000	Community Bank System, Inc.	237,040
9,500	Cullen/Frost Bankers, Inc.	594,035
1,870	Discover Financial Services	83,851
13,400	Federated Investors, Inc., Class B	317,178
6,000	FNB Corp.	72,600
20,000	Fulton Financial Corp.	234,000
11,000	JPMorgan Chase & Co.	522,060
5,000	Northwest Bancshares, Inc.	63,450
1,100	PNC Financial Services Group, Inc.	73,150
1,470	State Street Corp.	86,862
4,550	Torchmark Corp.	272,090
4,750	Toronto-Dominion Bank	395,532
9,250	Trustmark Corp.	231,342
18,010	U.S. Bancorp	611,079
8,500	Umpqua Holdings Corp.	112,710
13,370	Unum Group	377,702
1,000	Waddell & Reed Financial, Inc., Class A	43,780
16,530	Wells Fargo & Co.	611,445

		6,052,646

Health Care — 6.9%
15,750	Abbott Laboratories	556,290
530	Amgen, Inc.	54,330
11,750	AstraZeneca PLC ADR	587,265
1,280	Baxter International, Inc.	92,979
3,110	Becton, Dickinson & Co.	297,347
14,000	Cardinal Health, Inc.	582,680
1,740	Eli Lilly & Co.	98,815
2,640	Forest Laboratories, Inc. *	100,426
1,060	Johnson & Johnson	86,422
790	McKesson Corp.	85,288
2,430	Medtronic, Inc.	114,113
3,000	Merck & Co., Inc.	132,690
2,180	Patterson Cos., Inc.	82,927
2,645	Tenet Healthcare Corp. *	125,849

		2,997,421

Industrials — 8.6%
5,530	3M Co.	587,894
310	Caterpillar, Inc.	26,961
4,500	Cintas Corp.	198,585
10,500	CSX Corp.	258,615
850	Deere & Co.	73,083
1,000	Fluor Corp.	66,330
22,750	General Electric Co.	525,980
9,250	Harsco Corp.	229,122
1,160	Honeywell International, Inc.	87,406
3,750	Illinois Tool Works, Inc.	228,525
2,292	Iron Mountain, Inc.	83,223
960	L-3 Communications Holdings, Inc.	77,683
540	Pall Corp.	36,920
2,120	Quanta Services, Inc. *	60,590
4,000	R.R. Donnelley & Sons Co.	48,200
6,250	Rockwell Automation, Inc.	539,687
580	Stericycle, Inc. *	61,584
500	Union Pacific Corp.	71,205
710	United Parcel Service, Inc., Class B	60,989
11,500	Waste Management, Inc.	450,915

		3,773,497

Information Technology — 8.4%
6,500	Advanced Micro Devices, Inc. *	16,575
2,280	Analog Devices, Inc.	105,997
940	Apple, Inc.	416,072
5,990	Applied Materials, Inc.	80,745
1,950	Autodesk, Inc. *	80,418
17,460	Cisco Systems, Inc.	365,089
630	Cognizant Technology Solutions Corp., Class A *	48,264
3,390	Corning, Inc.	45,189
140	Google, Inc., Class A *	111,164
9,750	Harris Corp.	451,815
3,400	Hewlett-Packard Co.	81,056
17,200	Intel Corp.	375,820
585	International Business Machines Corp.	124,781
1,800	KLA-Tencor Corp.	94,932
17,160	Microsoft Corp.	490,948
15,500	Molex, Inc.	453,840

(See notes which are an integral part of these schedules of investments)

Shares		Value
4,570	NVIDIA Corp.	$58,587
1,100	Oracle Corp.	35,574
7,110	SAIC, Inc.	96,341
6,000	Total System Services, Inc.	148,680

		3,681,887

Materials — 3.0%
1,590	Bemis Co., Inc.	64,172
2,620	Dow Chemical Co./The	83,421
2,420	Freeport-McMoRan Copper & Gold, Inc.	80,102
900	Mosaic Co./The	53,649
13,500	Sensient Technologies Corp.	527,715
14,250	Sonoco Products Co.	498,607

		1,307,666

Real Estate Investment Trusts — 4.9%
9,500	Colonial Properties Trust	214,795
4,500	EastGroup Properties, Inc.	261,900
6,000	EPR Properties (a)	312,300
3,000	HCP, Inc.	149,580
3,500	Highwoods Properties, Inc.	138,495
5,250	Home Properties, Inc.	332,955
12,200	Kimco Realty Corp.	273,280
9,500	Mack-Cali Realty Corp.	271,795
3,250	National Retail Properties, Inc. (a)	117,553
2,500	Omega Healthcare Investors, Inc. (a)	75,900

		2,148,553

Telecommunication Services — 2.4%
17,120	AT&T, Inc.	628,133
850	CenturyLink, Inc.	29,861
5,200	MetroPCS Communications, Inc. *	56,680
6,640	Verizon Communications, Inc.	326,356

		1,041,030

Utilities — 3.5%
12,250	CMS Energy Corp.	342,265
810	Consolidated Edison, Inc.	49,434
990	Entergy Corp.	62,608
2,120	Pepco Holdings, Inc.	45,368
10,500	PG&E Corp.	467,565
1,150	Public Service Enterprise Group, Inc.	39,491
700	Southern Co.	32,844
27,640	TECO Energy, Inc.	492,545

		1,532,120

Total Common Stocks (Cost $29,614,152)		33,876,441

Preferred Stocks — 17.0%

Financials — 10.0%
15,000	Allianz SE, 8.375%	381,094
6,000	Allstate Corp./The, 5.100%	157,080
18,000	American Financial Group, Inc., 7.000%	482,220
6,500	Ameriprise Financial, Inc., 7.750%	177,645
11,500	Axis Capital Holdings Ltd., Series C, 6.875%	311,190
9,000	BB&T Corp., 5.850%	235,980
13,000	Charles Schwab Corp./The, Series B, 6.000%	343,460
17,000	JPMorgan Chase Capital XXIX, 6.700%	439,450
13,000	KKR Financial Holdings LLC, 8.375%	376,220
6,350	PartnerRe Ltd., Series E, 7.250%	175,006
13,000	Prudential Financial, Inc., 9.000%	330,980
14,000	Raymond James Financial, Inc., 6.900%	389,340
19,000	Wells Fargo & Co., Series J, 8.000%	568,670

		4,368,335

Industrials — 0.7%
11,000	Stanley Black & Decker, Inc., 5.750%	290,400

Real Estate Investment Trusts — 2.8%
12,521	Kimco Realty Corp., Series H, 6.900%	334,937
10,000	PS Business Parks, Inc., Series S, 6.450%	264,000
10,000	Realty Income Corp., Series F, 6.625%	266,700
13,000	Vornado Realty LP, 7.875%	352,560

		1,218,197

Telecommunication Services — 1.0%
17,000	Qwest Corp., 7.500%	461,550

Utilities — 2.5%
14,000	Dominion Resources, Inc., Class A, 8.375%	374,640
27,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	716,040

		1,090,680

Total Preferred Stocks (Cost $7,222,818)		7,429,162

Exchange-Traded Funds — 1.7%
11,000	SPDR S&P Dividend ETF	725,890

Total Exchange-Traded Funds (Cost $669,430)		725,890

Cash Equivalents — 3.1%
1,351,434	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	1,351,434

Total Cash Equivalents (Cost $1,351,434)		1,351,434

Short-Term Securities Held as Collateral for Securities Lending — 1.1%
494,112	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (c)	494,112

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $494,112)		494,112

Total Investments (Cost $39,351,946) — 100.4%		43,877,039

Liabilities in Excess of Other Assets — (0.4)%		(183,916)

Net Assets — 100.0%		$43,693,123

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $486,881.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

(See notes which are an integral part of these schedules of investments)

Huntington VA Growth Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 99.5%

Consumer Discretionary — 11.0%
5,020	Comcast Corp., Class A	$210,890
11,080	D.R. Horton, Inc.	269,244
4,250	Home Depot, Inc./The	296,565
6,480	Jarden Corp. *	277,668
9,200	Pulte Group, Inc. *	186,208
3,950	TripAdvisor, Inc. *	207,454
1,180	Tupperware Brands Corp.	96,453
3,310	Viacom, Inc., Class B	203,797
4,970	Walt Disney Co./The	282,296

		2,030,575

Consumer Staples — 10.0%
5,160	Altria Group, Inc.	177,452
7,320	Church & Dwight Co., Inc.	473,092
4,090	Constellation Brands, Inc., Class A *	194,848
3,540	Costco Wholesale Corp.	375,629
13,250	Kroger Co./The	439,105
1,950	Philip Morris International, Inc.	180,785

		1,840,911

Energy — 8.2%
2,280	Calumet Specialty Products Partners LP	84,930
2,260	CARBO Ceramics, Inc.	205,818
1,640	CVR Energy, Inc.	84,657
3,580	Marathon Petroleum Corp.	320,768
4,250	Phillips 66	297,372
4,730	Targa Resources Corp.	321,451
4,180	Valero Energy Corp.	190,148

		1,505,144

Financials — 8.8%
6,420	Air Lease Corp.	188,234
2,020	Berkshire Hathaway, Inc., Class B *	210,484
730	BlackRock, Inc.	187,522
9,920	Blackstone Group LP	196,218
1,270	Franklin Resources, Inc.	191,529
4,130	JPMorgan Chase & Co.	196,010
4,010	Raymond James Financial, Inc.	184,861
2,220	T. Rowe Price Group, Inc.	166,211
1,770	Zillow, Inc., Class A (a) *	96,766

		1,617,835

Health Care — 15.4%
2,230	Biogen Idec, Inc. *	430,189
4,690	Celgene Corp. *	543,618
6,050	Gilead Sciences, Inc. *	296,026
11,400	Medicines Co./The *	380,988
8,290	Tenet Healthcare Corp. *	394,438
4,920	Thermo Fisher Scientific, Inc.	376,331
5,410	Valeant Pharmaceuticals International, Inc. *	405,858

		2,827,448

Industrials — 8.1%
1,420	3M Co.	150,960
7,570	Avis Budget Group, Inc. *	210,673
5,090	Chicago Bridge & Iron Co. NV	316,089
2,440	Fortune Brands Home & Security, Inc. *	91,329
9,220	Hertz Global Holdings, Inc. *	205,237
1,210	Honeywell International, Inc.	91,174
4,400	Masco Corp.	89,100
1,070	Union Pacific Corp.	152,379
560	Valmont Industries, Inc.	88,071
410	W.W. Grainger, Inc.	92,242

		1,487,254

Information Technology — 32.7%
2,422	Apple, Inc.	1,072,050
8,420	ARM Holdings PLC ADR	356,755
8,750	Cisco Systems, Inc.	182,962
2,560	CommVault Systems, Inc. *	209,869
11,190	eBay, Inc. *	606,722
2,680	FleetCor Technologies, Inc. *	205,476
990	Google, Inc., Class A *	786,090
2,580	LinkedIn Corp. *	454,235
6,010	NeuStar, Inc., Class A *	279,645
4,990	OpenTable, Inc. (a) *	314,270
14,260	Oracle Corp.	461,168
5,450	QUALCOMM, Inc.	364,877
10,200	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	175,338
2,240	Visa, Inc., Class A	380,442
7,330	Yandex NV *	169,470

		6,019,369

Materials — 3.7%
4,070	International Paper Co.	189,581
4,270	Packaging Corp. of America	191,595
560	Sherwin-Williams Co./The	94,578
6,410	Worthington Industries, Inc.	198,582

		674,336

Real Estate Investment Trusts — 1.0%
1,850	HCP, Inc.	92,241
1,370	Health Care REIT, Inc.	93,037

		185,278

Telecommunication Services — 0.6%
2,450	BT Group PLC ADR	102,974

Total Common Stocks (Cost $16,330,251)		18,291,124

Cash Equivalents — 0.6%
105,286	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	105,286

Total Cash Equivalents (Cost $105,286)		105,286

Short-Term Securities Held as Collateral for Securities Lending — 0.7%
133,538	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (c)	133,538

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $133,538)		133,538

Total Investments (Cost $16,569,075) — 100.8%		18,529,948

Liabilities in Excess of Other Assets — (0.8)%		(154,075)

Net Assets — 100.0%		$18,375,873

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $131,558.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

ADR	— American Depositary Receipt

(See notes which are an integral part of these schedules of investments)

Huntington VA Income Equity Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 98.6%

Consumer Discretionary — 7.0%
6,800	Comcast Corp., Class A	$285,668
14,600	Gannett Co., Inc. (a) (b)	319,302
11,900	Shaw Communications, Inc., Class B (a)	294,168
10,400	Thomson Reuters Corp. (a)	337,792
3,000	Time Warner Cable, Inc., Class A	288,180

		1,525,110

Consumer Staples — 9.9%
8,400	Altria Group, Inc.	288,876
7,600	Campbell Soup Co. (a)	344,736
8,300	ConAgra Foods, Inc.	297,223
6,100	General Mills, Inc.	300,791
3,200	Kimberly-Clark Corp.	313,536
8,200	Sysco Corp.	288,394
6,800	Walgreen Co.	324,224

		2,157,780

Energy — 15.6%
5,700	BP PLC ADR	241,395
2,800	Chevron Corp.	332,696
2,600	China Petroleum & Chemical Corp. ADR	303,992
5,600	ConocoPhillips	336,560
4,900	Eni SpA ADR	219,961
5,800	Enterprise Products Partners LP (a)	349,682
3,500	Exxon Mobil Corp.	315,385
10,100	Marathon Oil Corp. (b)	340,572
4,400	Marathon Petroleum Corp. (b)	394,240
4,000	Royal Dutch Shell PLC ADR	260,640
4,800	Total SA ADR (a)	230,304
1,800	Valero Energy Corp.	81,882

		3,407,309

Financials — 15.7%
5,100	Bank of Montreal	321,045
4,700	Bank of Nova Scotia	273,869
3,700	Canadian Imperial Bank of Commerce (a)	290,191
18,000	Fifth Third Bancorp (b)	293,580
5,600	HSBC Holdings PLC ADR	298,704
6,500	JPMorgan Chase & Co. (b)	308,490
4,800	Royal Bank of Canada	289,440
18,100	SLM Corp. (b)	370,688
4,200	Travelers Cos., Inc./The	353,598
9,300	U.S. Bancorp	315,549
8,100	Wells Fargo & Co.	299,619

		3,414,773

Health Care — 9.2%
7,100	AstraZeneca PLC ADR	354,858
6,300	Eli Lilly & Co.	357,777
6,200	Medtronic, Inc.	291,152
7,400	Merck & Co., Inc.	327,302
11,800	Pfizer, Inc.	340,548
6,300	Sanofi-Aventis ADR	321,804

		1,993,441

Industrials — 10.1%
2,900	3M Co.	308,299
3,500	Deere & Co.	300,930
5,300	Eaton Corp. PLC	324,625
13,700	General Electric Co.	316,744
4,300	Honeywell International, Inc.	324,005
9,400	Koninklijke (Royal) Philips Electronics NV	277,770
8,800	Waste Management, Inc.	345,048

		2,197,421

Information Technology — 10.0%
12,700	CA, Inc.	319,659
15,500	Cisco Systems, Inc. (b)	324,105
6,400	Harris Corp.	296,576
17,500	Hewlett-Packard Co. (b)	417,200
13,100	Intel Corp. (b)	286,235
9,500	Microsoft Corp.	271,795
7,600	Paychex, Inc. (a)	266,532

		2,182,102

Materials — 4.8%
2,800	Air Products & Chemicals, Inc.	243,936
5,400	Du Pont (E.I.) de Nemours & Co.	265,464
6,000	International Paper Co.	279,480
3,900	Lyondellbasell Industries N.V.	246,831

		1,035,711

Real Estate Investment Trusts — 7.2%
6,400	HCP, Inc.	319,104
4,500	Health Care REIT, Inc.	305,595
12,000	Hospitality Properties Trust	329,280
13,900	Kimco Realty Corp.	311,360
10,300	Mack-Cali Realty Corp.	294,683

		1,560,022

Telecommunication Services — 3.5%
7,200	AT&T, Inc.	264,168
5,300	Verizon Communications, Inc.	260,495
29,600	Windstream Corp. (a)	235,320

		759,983

Utilities — 5.6%
9,000	Exelon Corp.	310,320
7,200	FirstEnergy Corp.	303,840
7,000	PG&E Corp.	311,710
9,500	PPL Corp.	297,445

		1,223,315

Total Common Stocks (Cost $17,843,087)		21,456,967

Cash Equivalents — 1.5%
335,025	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (c) (d)	335,025

Total Cash Equivalents (Cost $335,025)		335,025

Short-Term Securities Held as Collateral for Securities Lending — 10.9%
2,361,889	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (d)	2,361,889

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $2,361,889)		2,361,889

Total Investments (Cost $20,540,001) — 111.0%		24,153,881

Liabilities in Excess of Other Assets — (11.0)%		(2,390,910)

Net Assets — 100.0%		$21,762,971

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $2,329,656.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2013.

ADR	— American Depositary Receipt

(See notes which are an integral part of these schedules of investments)

Huntington VA International Equity Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 96.0%
Australia — 5.1%

Financials — 2.0%
26,000	Suncorp Group Ltd.	$320,008
10,000	Westpac Banking Corp.	320,300

		640,308

Industrials — 1.5%
18,000	Orica Ltd.	458,270

Materials — 1.6%
15,200	BHP Billiton Ltd.	518,511

		1,617,089

China — 1.0%

Information Technology — 1.0%
11,000	Qihoo 360 Technology Co. Ltd. ADR *	325,930

Denmark — 1.1%

Health Care — 1.1%
2,100	Novo-Nordisk A/S ADR	339,150

France — 7.9%

Energy — 0.4%
2,400	Total SA	114,931

Financials — 4.9%
38,509	AXA SA ADR	664,280
12,347	BNP Paribas	633,772
32,000	Credit Agricole SA *	263,614

		1,561,666

Health Care — 2.6%
6,000	Sanofi-Aventis ADR	306,480
5,000	Sanofi-Aventis	508,108
		814,588

		2,491,185

Germany — 6.6%

Energy — 1.4%
5,100	BASF SE	446,679

Financials — 1.5%
3,400	Allianz SE	461,804

Industrials — 3.7%
17,200	GEA Group AG	566,902
2,636	Siemens AG ADR	284,161
3,000	Siemens AG	323,172

		1,174,235

		2,082,718

Hong Kong — 2.3%

Financials — 2.3%
79,800	Wharf (Holdings) Ltd./The	711,383

Italy — 2.1%

Energy — 2.1%
29,200	Eni SpA	656,209

Japan — 15.2%

Consumer Discretionary — 3.7%
18,110	Honda Motor Co. Ltd. ADR (a)	692,889
4,500	Toyota Motor Corp. ADR	461,880

		1,154,769

Consumer Staples — 1.7%
6,000	Unicharm Corp.	342,293
3,700	Welcia Holdings Co. Ltd.	189,854

		532,147

Financials — 2.6%
18,000	Mitsubishi Estate Co. Ltd.	506,937
7,700	Sumitomo Mitsui Financial Group, Inc.	314,119

		821,056

Industrials — 3.8%
46,000	KUBOTA Corp.	663,635
12,500	Makita Corp.	553,755

		1,217,390

Information Technology — 3.4%
1,870	KEYENCE Corp.	572,145
6,800	Murata Manufacturing Co. Ltd.	511,463

		1,083,608

		4,808,970

Norway — 1.3%

Materials — 1.3%
96,000	Norsk Hydro ASA (a)	414,832

Singapore — 5.3%

Financials — 1.9%
46,600	DBS Group Holdings Ltd.	601,053

Industrials — 1.7%
60,300	Keppel Corp Ltd.	544,430

Telecommunication Services — 1.7%
17,805	Singapore Telecommunications Ltd. ADR	515,811

		1,661,294

Spain — 0.9%

Financials — 0.9%
42,000	Banco Santander SA ADR (a)	286,020

Sweden — 6.3%

Consumer Discretionary — 1.9%
16,600	Hennes & Mauritz AB	593,489

Industrials — 2.1%
46,300	Volvo AB	673,146

Materials — 2.3%
27,700	Svenska Cellulosa AB (SCA)	714,065

		1,980,700

Switzerland — 8.1%

Financials — 1.6%
5,600	ACE Ltd.	498,232

(See notes which are an integral part of these schedules of investments)

Shares		Value
Health Care — 4.4%
9,000	Novartis AG	$639,444
10,590	Novartis AG ADR	754,432

		1,393,876

Materials — 2.1%
8,030	Syngenta AG ADR	672,512

		2,564,620

Taiwan — 1.6%

Information Technology — 1.6%
29,077	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	499,834

United Kingdom — 26.0%

Consumer Discretionary — 2.3%
68,000	Greene King PLC	725,416

Consumer Staples — 7.4%
5,300	Diageo PLC ADR	666,952
4,600	Reckitt Benckiser Group PLC	329,805
118,400	Tesco PLC	686,506
15,300	Unilever PLC	647,294

		2,330,557

Financials — 6.2%
190,000	Barclays PLC	840,643
10,000	HSBC Holdings PLC ADR	533,400
23,000	Standard Chartered PLC	595,403

		1,969,446

Health Care — 2.8%
6,200	AstraZeneca PLC ADR	309,876
12,645	GlaxoSmithKline PLC ADR	593,177

		903,053

Industrials — 2.3%
41,900	Rolls-Royce Holdings PLC *	719,505

Telecommunication Services — 3.2%
107,000	BT Group PLC	452,032
194,000	Vodafone Group PLC	550,116

		1,002,148

Utilities — 1.8%
8,514	SSE PLC ADR	193,353
16,100	SSE PLC	363,079

		556,432

		8,206,557

United States — 5.2%

Energy — 2.6%
5,500	Apache Corp.	424,380
5,080	Schlumberger Ltd.	380,441

		804,821

Financials — 1.4%
10,000	Citigroup, Inc.	442,400

Information Technology — 1.2%
700	MasterCard, Inc., Class A	378,791

		1,626,012

Total Common Stocks (Cost $25,682,497)		30,272,503

Cash Equivalents — 3.6%
1,136,767	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	1,136,767

Total Cash Equivalents (Cost $1,136,767)		1,136,767

Short-Term Securities Held as Collateral for Securities Lending — 4.4%
1,402,907	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (c)	1,402,907

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,402,907)		1,402,907

Total Investments (Cost $28,222,171) — 104.0%		32,812,177

Liabilities in Excess of Other Assets — (4.0)%		(1,276,788)

Net Assets — 100.0%		$31,535,389

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $1,356,796.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

(See notes which are an integral part of these schedules of investments)

Huntington VA Mid Corp America Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 98.4%

Consumer Discretionary — 9.0%
1,210	Advance Auto Parts, Inc.	$100,006
1,950	American Public Education, Inc. (a) *	68,036
4,420	Bob Evans Farms, Inc.	188,380
3,900	BorgWarner, Inc. *	301,626
6,440	D.R. Horton, Inc.	156,492
7,060	Iconix Brand Group, Inc. *	182,642
3,150	ITT Educational Services, Inc. *	43,407
4,530	Kohl’s Corp.	208,969
7,668	Nordstrom, Inc.	423,504
4,320	PetSmart, Inc.	268,272
5,490	Ross Stores, Inc.	332,804
3,170	Vitamin Shoppe, Inc. *	154,854

		2,428,992

Consumer Staples — 4.3%
4,800	Church & Dwight Co., Inc.	310,224
4,570	Constellation Brands, Inc., Class A *	217,715
8,100	Dr. Pepper Snapple Group, Inc.	380,295
6,230	Harris Teeter Supermarkets, Inc.	266,083

		1,174,317

Energy — 6.9%
1,500	Baker Hughes, Inc.	69,615
9,328	Chesapeake Energy Corp. (a)	190,384
5,680	Helmerich & Payne, Inc.	344,776
5,000	Murphy Oil Corp.	318,650
3,014	Noble Energy, Inc.	348,599
5,930	Oceaneering International, Inc.	393,811
1,831	Superior Energy Services, Inc. *	47,551
1,993	Unit Corp. *	90,781
6,438	Weatherford International Ltd. *	78,157

		1,882,324

Financials — 13.4%
14,740	Brown & Brown, Inc.	472,270
4,840	Community Bank System, Inc.	143,409
4,740	Cullen/Frost Bankers, Inc.	296,392
8,950	Discover Financial Services	401,318
780	Everest Re Group Ltd.	101,291
25,920	First Niagara Financial Group, Inc.	229,651
3,800	Invesco Ltd.	110,048
1,700	Jones Lang LaSalle, Inc.	168,997
5,600	Montpelier Re Holdings Ltd.	145,880
7,940	Principal Financial Group, Inc.	270,198
5,930	Prosperity Bancshares, Inc.	281,023
1,950	T. Rowe Price Group, Inc.	145,996
8,060	Torchmark Corp.	481,988
13,228	Unum Group	373,691

		3,622,152

Health Care — 13.9%
6,820	Actavis, Inc. *	628,190
9,920	AmerisourceBergen Corp.	510,384
7,030	Cepheid, Inc. (a) *	269,741
2,540	Computer Programs & Systems, Inc.	137,439
10,856	Life Technologies Corp. *	701,623
21,100	Mylan, Inc. *	610,634
2,800	Quest Diagnostics, Inc.	158,060
9,510	St. Jude Medical, Inc.	384,584
4,983	Thermo Fisher Scientific, Inc.	381,150

		3,781,805

Industrials — 13.9%
1,775	Alliant Techsystems, Inc.	128,563
10,280	Babcock & Wilcox Co./The	292,055
5,300	CNH Global NV *	218,996
2,800	Elbit Systems Ltd.	117,992
550	Flowserve Corp.	92,241
11,340	Jacobs Engineering Group, Inc. *	637,762
9,400	John Bean Technologies Corp.	195,050
10,418	Kennametal, Inc.	406,719
3,020	Rockwell Automation, Inc.	260,777
11,270	Rollins, Inc.	276,678
3,700	Ryder System, Inc.	221,075
2,010	Stericycle, Inc. *	213,422
9,640	Timken Co.	545,431
1,800	UniFirst Corp.	162,900

		3,769,661

Information Technology — 19.6%
1,900	Amdocs Ltd.	68,875
10,920	Autodesk, Inc. *	450,341
6,470	BMC Software, Inc. *	299,755
5,460	Broadcom Corp., Class A	189,298
7,110	Citrix Systems, Inc. *	513,058
9,400	CTS Corp.	98,136
5,805	Fidelity National Information Services, Inc.	229,994
2,500	Fiserv, Inc. *	219,575
1,810	FleetCor Technologies, Inc. *	138,773
12,582	FLIR Systems, Inc.	327,258
5,800	Harris Corp.	268,772
4,830	j2 Global, Inc. (a)	189,384
4,550	Molex, Inc.	133,224
5,448	NCR Corp. *	150,147
3,100	NetApp, Inc. *	105,896
8,700	NVIDIA Corp.	111,534
19,720	ON Semiconductor Corp. *	163,282
7,690	Paychex, Inc. (a)	269,688
4,560	Progress Software Corp. *	103,877
4,700	Seagate Technology PLC	171,832
9,400	Synopsys, Inc. *	337,272
3,600	Syntel, Inc. *	243,072
8,868	Teradata Corp. *	518,867

		5,301,910

Materials — 5.4%
5,950	Albemarle Corp.	371,994
3,200	AptarGroup, Inc.	183,520
2,100	Ball Corp.	99,918
3,160	Cia de Minas Buenaventura SA	82,034
9,500	FMC Corp.	541,785
1,700	Silver Wheaton Corp.	53,295
3,500	Sonoco Products Co.	122,465

		1,455,011

Real Estate Investment Trusts — 7.5%
4,660	EPR Properties (a)	242,553
1,600	Federal Realty Investment Trust	172,864
3,970	Highwoods Properties, Inc.	157,093
2,100	Home Properties, Inc.	133,182
2,100	Liberty Property Trust	83,475
3,820	Mack-Cali Realty Corp.	109,290
18,400	Medical Properties Trust, Inc.	295,136
2,300	Mid-America Apartment Communities, Inc.	158,838
2,940	PS Business Parks, Inc.	232,025
4,000	Rayonier, Inc.	238,680
3,240	Sovran Self Storage, Inc.	208,948

		2,032,084

Telecommunication Services — 0.4%
1,600	TELUS Corp.	110,576

Utilities — 4.1%
5,870	Alliant Energy Corp.	294,557
11,240	CMS Energy Corp.	314,046
1,240	DTE Energy Co.	84,742
2,500	New Jersey Resources Corp.	112,125
5,900	Portland General Electric Co.	178,947
4,560	Xcel Energy, Inc.	135,432
		1,119,849

Total Common Stocks (Cost $17,844,740)		26,678,681

(See notes which are an integral part of these schedules of investments)

Shares		Value
Cash Equivalents — 1.7%
444,575	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	$444,575

Total Cash Equivalents (Cost $444,575)		444,575

Short-Term Securities Held as Collateral for Securities Lending — 4.2%
1,145,555	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (c)	1,145,555

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,145,555)		1,145,555

Total Investments (Cost $19,434,870) — 104.3%		28,268,811

Liabilities in Excess of Other Assets — (4.3)%		(1,162,943)

Net Assets — 100.0%		$27,105,868

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $1,124,882.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

(See notes which are an integral part of these schedules of investments)

Huntington VA Real Strategies Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 79.5%

Consumer Staples — 4.6%
1,260	Bunge Ltd.	$93,026
3,320	Smithfield Foods, Inc. *	87,914

		180,940

Energy — 31.1%
7,400	Adaro Energy Tbk PT	50,690
2,400	Cameco Corp.	49,872
2,300	Canadian Natural Resources Ltd.	73,899
3,500	Canadian Oil Sands Ltd. (a)	72,135
3,000	Cheniere Energy, Inc. *	84,000
3,870	Chesapeake Energy Corp.	78,987
3,200	Cosan Ltd.	62,400
1,770	Enterprise Products Partners LP (a)	106,713
1,389	Kinder Morgan, Inc.	53,727
1,600	Magellan Midstream Partners LP	85,488
1,100	National Oilwell Varco, Inc.	77,825
3,000	Natural Resource Partners LP (a)	70,200
1,600	Sasol Ltd. ADR	70,944
2,500	Spectra Energy Corp.	76,875
2,986	Statoil ASA ADR	73,515
1,600	Tenaris SA ADR (a)	65,248
1,100	Transocean Ltd.	57,156

		1,209,674

Industrials — 19.0%
1,700	AGCO Corp.	88,604
900	Caterpillar, Inc.	78,273
2,150	Chicago Bridge & Iron Co. NV	133,515
880	Deere & Co.	75,662
1,510	GATX Corp.	78,475
3,110	Harsco Corp.	77,035
1,100	Lindsay Corp.	96,998
700	Valmont Industries, Inc.	110,089

		738,651

Materials — 16.7%
750	Agrium, Inc.	73,125
2,300	AngloGold Ashanti Ltd. ADR	54,165
1,800	Barrick Gold Corp.	52,920
600	BHP Billiton Ltd. ADR	41,058
2,600	Olin Corp.	65,572
690	Praxair, Inc.	76,963
1,280	Rio Tinto PLC ADR (a)	60,262
4,100	Stillwater Mining Co. *	53,013
800	Syngenta AG ADR	67,000
300	Terra Nitrogen Co. LP (a)	66,000
2,200	Vale SA ADR	38,038

		648,116

Real Estate Investment Trusts — 8.1%
5,100	Duke Realty Corp.	86,598
2,060	Rayonier, Inc.	122,920
3,400	Weyerhaeuser Co.	106,692

		316,210

Total Common Stocks (Cost $2,761,339)		3,093,591

Exchange-Traded Funds — 8.7%
3,020	iShares Silver Trust *	82,808
3,200	Market Vectors Junior Gold Miners Fund ETF	53,568
1,400	Market Vectors Oil Services ETF (a)	60,074
2,400	PowerShares DB Agriculture Fund *	62,136
3,500	PowerShares DB US Dollar Index Bullish Fund *	79,100

Total Exchange-Traded Funds (Cost $397,652)		337,686

Real Estate Investments (b) (c) (d) — 6.0%
	Discount Retail Portfolio II DST (e)	46,551
	Grocery & Pharmacy DST	48,390
	New York Power DST (e)	45,382
	Scotts Gahanna LLC (e)	47,659
	Winston-Salem DST	45,213

Total Real Estate Investments (Cost $256,000)		233,195

Closed-End Fund — 2.1%
4,190	Central Fund of Canada Ltd., Class A (a)	81,160

Total Closed-End Fund (Cost $65,710)		81,160

Exchange-Traded Notes — 1.2%
1,800	iPath Dow Jones-UBS Livestock Sub-Index Total Return ETN *	47,787

Total Exchange-Traded Notes (Cost $51,656)		47,787

Cash Equivalents — 1.9%
72,677	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (e) (f)	72,677

Total Cash Equivalents (Cost $72,677)		72,677

Short-Term Securities Held as Collateral for Securities Lending — 11.9%
464,675	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (f)	464,675

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $464,675)		464,675

Total Investments (Cost $4,069,709) — 111.3%		4,330,771

Liabilities in Excess of Other Assets — (11.3)%		(439,366)

Net Assets — 100.0%		$3,891,405

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $455,435.
(b)	Illiquid security.
(c)	Security is currently being valued according to the fair value procedures approved by the Pricing Committee.
(d)	Investments do not offer shares. Fair value represents direct ownership of Real Estate.
(e)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

DST — Delaware Statutory Trust

ETF — Exchange-Traded Fund

ETN — Exchange-Traded Note

(See notes which are an integral part of these schedules of investments)

Huntington VA Rotating Markets Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 92.7%

Consumer Discretionary — 11.0%
600	Aaron’s, Inc.	$17,208
400	Advance Auto Parts, Inc.	33,060
1,000	American Eagle Outfitters, Inc.	18,700
1,000	Chico’s FAS, Inc.	16,800
600	Cinemark Holdings, Inc.	17,664
600	Dick’s Sporting Goods, Inc.	28,380
800	Foot Locker, Inc.	27,392
900	Gentex Corp.	18,009
600	Hanesbrands, Inc.	27,336
600	Jarden Corp. *	25,710
400	John Wiley & Sons, Inc., Class A	15,584
400	Lamar Advertising Co., Class A *	19,444
800	Life Time Fitness, Inc. *	34,224
1,500	LKQ Corp. *	32,640
300	Mohawk Industries, Inc. *	33,936
200	Panera Bread Co., Class A *	33,048
400	Polaris Industries, Inc.	36,996
454	PVH Corp.	48,492
87	Sears Canada, Inc. *	827
1,300	Service Corp. International	21,749
500	Signet Jewelers Ltd.	33,500
600	Sotheby’s	22,446
800	Toll Brothers, Inc. *	27,392
300	Tractor Supply Co.	31,239
300	Tupperware Brands Corp.	24,522
500	Under Armour, Inc., Class A *	25,600
600	Williams-Sonoma, Inc.	30,912

		702,810

Consumer Staples — 3.4%
600	Church & Dwight Co., Inc.	38,778
400	Energizer Holdings, Inc.	39,892
975	Green Mountain Coffee Roasters, Inc. (a) *	55,341
700	Hillshire Brands Co.	24,605
400	Ingredion, Inc.	28,928
1,000	Smithfield Foods, Inc. *	26,480

		214,024

Energy — 6.1%
500	Cimarex Energy Co.	37,720
400	Dresser-Rand Group, Inc. *	24,664
300	Dril-Quip, Inc. *	26,151
500	Energen Corp.	26,005
1,000	HollyFrontier Corp.	51,450
600	Oceaneering International, Inc.	39,846
400	Oil States International, Inc. *	32,628
1,000	Patterson-UTI Energy, Inc.	23,840
700	Plains Exploration & Production Co.*	33,229
400	Rosetta Resources, Inc. *	19,032
400	SM Energy Co. *	23,688
1,000	Superior Energy Services, Inc. *	25,970
600	World Fuel Services Corp.	23,832

		388,055

Financials — 11.1%
300	Affiliated Managers Group, Inc. *	46,071
100	Alleghany Corp. *	39,592
500	Arthur J Gallagher & Co.	20,655
600	Brown & Brown, Inc.	19,224
500	CBOE Holdings, Inc.	18,470
400	City National Corp.	23,564
500	Commerce Bancshares, Inc.	20,415
600	Eaton Vance Corp.	25,098
300	Everest Re Group Ltd.	38,958
700	Federated Investors, Inc., Class B	16,569
1,100	Fidelity National Financial, Inc., Class A	27,753
2,500	First Niagara Financial Group, Inc.	22,150
1,800	Fulton Financial Corp.	21,060
700	Hancock Holding Co.	21,644
500	HCC Insurance Holdings, Inc.	21,015
200	Jones Lang LaSalle, Inc.	19,882
800	Kemper Corp.	26,088
800	MSCI, Inc., Class A *	27,144
1,400	Old Republic International Corp.	17,794
2,300	Protective Life Corp.	82,340
600	Raymond James Financial, Inc.	27,660
400	Reinsurance Group of America, Inc.	23,868
700	SEI Investments Co.	20,195
1,200	TCF Financial Corp.	17,952
1,800	Valley National Bancorp (a)	18,432
500	Waddell & Reed Financial, Inc., Class A	21,890
500	WR Berkley Corp.	22,185

		707,668

Health Care — 9.0%
500	Community Health Systems, Inc. *	23,695
300	Cooper Cos., Inc./The	32,364
300	Covance, Inc. *	22,296
800	Endo Pharmaceuticals Holdings, Inc.*	24,608
1,600	Health Management Associates, Inc.*	20,592
475	Henry Schein, Inc. *	43,961
600	Hill-Rom Holdings, Inc.	21,132
600	HMS Holdings Corp. *	16,290
1,600	Hologic, Inc. *	36,160
300	IDEXX Laboratories, Inc. *	27,717
200	Mednax, Inc. *	17,926
200	Mettler-Toledo International, Inc. *	42,644
500	Omnicare, Inc.	20,360
400	Regeneron Pharmaceuticals, Inc. *	70,560
700	ResMed, Inc. (a)	32,452
300	Techne Corp.	20,355
400	Universal Health Services, Inc., Class B	25,548
1,035	Vertex Pharmaceuticals, Inc. *	56,905
300	WellCare Health Plans, Inc. *	17,388

		572,953

Industrials — 17.6%
700	AECOM Technology Corp. *	22,960
600	AGCO Corp.	31,272
400	Alaska Air Group, Inc. *	25,584
1,100	AMETEK, Inc.	47,696
600	BE Aerospace, Inc. *	36,174
300	Carlisle Cos., Inc.	20,337
51	Chicago Bridge & Iron Co. NV	3,167
400	Clean Harbors, Inc. *	23,236
500	Copart, Inc. *	17,140
500	Corrections Corp. of America	19,535
300	Crane Co.	16,758
700	Donaldson Co., Inc.	25,333
300	Esterline Technologies Corp. *	22,710
800	Fortune Brands Home & Security, Inc. *	29,944
300	Gardner Denver, Inc.	22,533
500	GATX Corp.	25,985
500	General Cable Corp. *	18,315
300	Genesee & Wyoming, Inc., Class A *	27,933
400	Graco, Inc.	23,212
300	Hubbell, Inc., Class B	29,133
500	IDEX Corp.	26,710
500	JB Hunt Transport Services, Inc.	37,240
600	Kansas City Southern	66,540
800	KBR, Inc.	25,664
500	Kennametal, Inc.	19,520
400	Kirby Corp. *	30,720
300	Lennox International, Inc.	19,047
400	Lincoln Electric Holdings, Inc.	21,672
500	Manpower, Inc.	28,360

(See notes which are an integral part of these schedules of investments)

Shares		Value
300	MSC Industrial Direct Co., Inc., Class A	$25,734
300	Nordson Corp.	19,785
500	Oshkosh Corp. *	21,245
200	Regal-Beloit Corp.	16,312
400	SPX Corp.	31,584
600	Terex Corp. *	20,652
400	Timken Co.	22,632
500	Towers Watson & Co., Class A	34,660
600	Trinity Industries, Inc.	27,198
300	Triumph Group, Inc.	23,550
500	United Rentals, Inc. *	27,485
400	URS Corp.	18,964
100	Valmont Industries, Inc.	15,727
300	Wabtec Corp.	30,633
500	Woodward, Inc.	19,880

		1,120,471

Information Technology — 13.2%
300	Alliance Data Systems Corp. *	48,567
500	ANSYS, Inc. *	40,710
900	Arrow Electronics, Inc. *	36,558
2,700	Atmel Corp. *	18,792
900	Avnet, Inc. *	32,580
1,500	Cadence Design Systems, Inc. *	20,895
1,500	Compuware Corp. *	18,750
300	Concur Technologies, Inc. *	20,598
700	Cree, Inc. *	38,297
200	Equinix, Inc. *	43,262
300	Factset Research Systems, Inc.	27,780
500	Gartner, Inc. *	27,205
500	Global Payments, Inc.	24,830
600	Informatica Corp. *	20,682
1,600	Ingram Micro, Inc., Class A *	31,488
400	Jack Henry & Associates, Inc.	18,484
600	MICROS Systems, Inc. *	27,306
900	National Instruments Corp.	29,475
900	NCR Corp. *	24,804
800	PTC, Inc. *	20,392
500	Rackspace Hosting, Inc. *	25,240
1,000	Riverbed Technology, Inc. *	14,910
700	Semtech Corp. *	24,773
1,100	Skyworks Solutions, Inc. *	24,233
300	SolarWinds, Inc. *	17,730
400	Solera Holdings, Inc.	23,332
900	Synopsys, Inc. *	32,292
400	Tech Data Corp. *	18,244
1,000	TIBCO Software, Inc. *	20,220
1,200	Trimble Navigation Ltd. *	35,952
600	VeriFone Systems, Inc. *	12,408
400	Zebra Technologies Corp., Class A *	18,852

		839,641

Materials — 7.1%
500	Albemarle Corp.	31,260
500	AptarGroup, Inc.	28,675
500	Ashland, Inc.	37,150
500	Carpenter Technology Corp.	24,645
1,000	Commercial Metals Co.	15,850
300	Cytec Industries, Inc.	22,224
300	Domtar Corp.	23,286
300	Martin Marietta Materials, Inc.	30,606
100	NewMarket Corp.	26,036
500	Packaging Corp. of America	22,435
400	Reliance Steel & Aluminum Co.	28,468
400	Rock-Tenn Co., Class A	37,116
300	Royal Gold, Inc.	21,309
600	RPM International, Inc.	18,948
500	Sensient Technologies Corp.	19,545
600	Sonoco Products Co.	20,994
1,400	Steel Dynamics, Inc.	22,218
400	Valspar Corp.	24,900

		455,665

Real Estate Investment Trusts — 9.2%
400	Alexandria Real Estate Equities, Inc.	28,392
600	American Campus Communities, Inc.	27,204
3,300	BioMed Realty Trust, Inc.	71,280
300	Camden Property Trust	20,604
2,000	Duke Realty Corp.	33,960
200	Essex Property Trust, Inc.	30,116
500	Extra Space Storage, Inc.	19,635
400	Federal Realty Investment Trust	43,216
300	Home Properties, Inc.	19,026
700	Hospitality Properties Trust	19,208
600	Liberty Property Trust	23,850
500	Macerich Co./The	32,190
700	Rayonier, Inc.	41,769
1,000	Realty Income Corp.	45,350
500	Regency Centers Corp.	26,455
800	Senior Housing Properties Trust	21,464
300	Taubman Centers, Inc.	23,298
1,700	UDR, Inc.	41,123
600	Weingarten Realty Investors	18,930

		587,070

Telecommunication Services — 0.6%
800	Telephone & Data Systems, Inc.	16,856
900	TW Telecom, Inc. *	22,671

		39,527

Utilities — 4.4%
700	Aqua America, Inc.	22,008
500	Atmos Energy Corp.	21,345
400	Black Hills Corp.	17,616
400	IDACORP, Inc.	19,308
500	National Fuel Gas Co.	30,675
1,300	NV Energy, Inc.	26,039
500	OGE Energy Corp.	34,990
1,000	Questar Corp.	24,330
600	UGI Corp.	23,034
900	Vectren Corp.	31,878
800	Westar Energy, Inc.	26,544

		277,767

Total Common Stocks (Cost $5,674,388)		5,905,651

Exchange-Traded Funds — 3.0%
900	SPDR S&P MidCap 400 ETF Trust	188,748

Total Exchange-Traded Funds (Cost $180,601)		188,748

Cash Equivalents — 4.4%
282,244	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	282,244

Total Cash Equivalents (Cost $282,244)		282,244

Short-Term Securities Held as Collateral for Securities Lending — 0.9%
57,263	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (c)	57,263

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $57,263)		57,263

Total Investments (Cost $6,194,496) — 101.0%		6,433,906

Liabilities in Excess of Other Assets — (1.0)%		(61,990)

Net Assets — 100.0%		$6,371,916

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $56,576.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

(See notes which are an integral part of these schedules of investments)

Huntington VA Situs Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Shares		Value
Common Stocks — 94.2%

Bermuda — 1.7%

Financials — 1.7%
17,750	Arch Capital Group Ltd. *	$933,117

Brazil — 0.1%

Consumer Staples — 0.1%
1,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (a)	53,280

Chile — 0.1%

Materials — 0.1%
800	Sociedad Quimica y Minera de Chile SA ADR	44,360

Finland — 0.7%

Industrials — 0.7%
2,000	Cargotec Oyj (a)	61,304
4,200	Kone Oyj	330,325

		391,629

Germany — 0.1%

Health Care — 0.1%
1,900	Stada Arzneimittel AG	77,798

Hong Kong — 0.2%

Consumer Discretionary — 0.2%
13,000	Television Broadcasts Ltd.	98,473

Ireland — 0.4%

Consumer Staples — 0.4%
3,500	Kerry Group PLC	208,573

Japan — 0.4%

Consumer Discretionary — 0.1%
2,000	Honda Motor Co. Ltd. ADR	76,520

Industrials — 0.1%
3,500	Sato Corp.	63,136

Information Technology — 0.2%
14,800	Furuno Electric Co. Ltd.	94,023

		233,679

Sweden — 0.0%

Consumer Discretionary — 0.0%
4,800	Haldex AB	28,577

Switzerland — 0.1%

Consumer Discretionary — 0.1%
2,000	Garmin Ltd. (a)	66,080

United Kingdom — 0.5%

Industrials — 0.5%
4,800	Concentric AB	51,189
26,424	HALMA PLC	208,003

		259,192

United States — 89.9%

Consumer Discretionary — 11.8%
55,000	Cabela’s, Inc., Class A *	3,342,900
1,500	Papa John’s International, Inc. *	92,730
2,000	Rent-A-Center, Inc.	73,880
25,000	Sonic Corp. *	322,000
17,000	Sturm Ruger & Co., Inc. (a)	862,410
15,000	Tempur-Pedic International, Inc. *	744,450
5,000	Tractor Supply Co.	520,650
15,000	Urban Outfitters, Inc. *	581,100

		6,540,120

Consumer Staples — 1.9%
700	Darling International, Inc. *	12,572
15,100	Fresh Del Monte Produce, Inc.	407,398
12,000	Sanderson Farms, Inc.	655,440

		1,075,410

Energy — 4.0%
4,000	Atwood Oceanics, Inc. *	210,160
9,000	CARBO Ceramics, Inc. (b)	819,630
8,000	Denbury Resources, Inc. *	149,200
700	Dril-Quip, Inc. *	61,019
9,660	Halcon Resources Corp. *	75,251
1,744	Helix Energy Solutions Group, Inc.*	39,903
9,000	Lufkin Industries, Inc. (a)	597,510
5,000	SM Energy Co. *	296,100

		2,248,773

Financials — 11.5%
30,000	Cullen/Frost Bankers, Inc. (a)	1,875,900
20,000	Evercore Partners, Inc.	832,000
1,200	EZCORP, Inc., Class A *	25,560
20,000	International Bancshares Corp.	416,000
30,000	Janus Capital Group, Inc.	282,000
15,000	Protective Life Corp.	537,000
45,000	Raymond James Financial, Inc.	2,074,500
5,000	SCBT Financial Corp.	252,000
1,500	WSFS Financial Corp.	72,960

		6,367,920

Health Care — 12.3%
5,000	Abaxis, Inc. *	236,600
22,000	Actavis, Inc. (b) *	2,026,420
10,000	AmSurg Corp. *	336,400
30,000	Arena Pharmaceuticals, Inc. (a) *	246,300
650	Bio-Rad Laboratories, Inc., Class A *	81,900
20,000	Cerner Corp. *	1,895,000
15,000	Edwards LifeSciences Corp. *	1,232,400
3,000	Healthways, Inc. *	36,750
3,000	Kindred Healthcare, Inc. *	31,590
5,000	Merit Medical Systems, Inc. *	61,300
22,000	Myriad Genetics, Inc. *	558,800
7,000	Osiris Therapeutics, Inc. (a) *	72,800
1	PharMerica Corp. *	14

		6,816,274

Industrials — 14.2%
1,000	American Superconductor Corp. (a) *	2,660
5,000	BE Aerospace, Inc. *	301,450
20,000	EnPro Industries, Inc. *	1,023,400
15,000	Flowserve Corp.	2,515,650
20,000	Harsco Corp.	495,400
4,000	Lindsay Corp.	352,720
2,000	Mine Safety Appliances Co.	99,240
15,000	Quanta Services, Inc. *	428,700
1,000	Ryder System, Inc.	59,750
45,000	Trinity Industries, Inc.	2,039,850
10,000	Watts Water Technologies, Inc., Class A	479,900
5,000	Werner Enterprises, Inc.	120,700

		7,919,420

(See notes which are an integral part of these schedules of investments)

Shares		Value
Information Technology — 21.4%
6,000	3D Systems Corp. *	$193,440
13,000	ACI Worldwide, Inc. *	635,180
17,000	Anixter International, Inc. *	1,188,640
6,000	Cardtronics, Inc. *	164,760
25,000	Diodes, Inc. *	524,500
3,000	Exlservice Holdings, Inc. *	98,640
42,000	Geospace Technologies Corp. *	4,532,640
3,000	Hutchinson Technology, Inc. (a) *	8,250
50,000	Jabil Circuit, Inc.	924,000
25,000	Red Hat, Inc. *	1,264,000
10,000	ScanSource, Inc. *	282,200
10,000	Sigma Designs, Inc. *	48,700
56,000	Trimble Navigation Ltd. *	1,677,760
10,000	TriQuint Semiconductor, Inc. *	50,500
5,500	Tyler Technologies, Inc. *	336,930

		11,930,140

Materials — 10.0%
10,000	Albemarle Corp.	625,200
12,000	Buckeye Technologies, Inc.	359,400
10,500	Eagle Materials, Inc.	699,615
7,000	Eastman Chemical Co.	489,090
9,000	Owens-Illinois, Inc. *	239,850
20,000	Quaker Chemical Corp.	1,180,400
10,800	Scotts Miracle-Gro Co., Class A (a)	466,992
4,000	Terra Nitrogen Co. LP (a)	880,000
8,000	Texas Industries, Inc. (a) *	504,880
2,500	United States Lime & Minerals, Inc. *	132,975

		5,578,402

Real Estate Investment Trusts — 1.1%
3,500	Camden Property Trust	240,380
1,064	CBL & Associates Properties, Inc.	25,110
8,500	Equity One, Inc.	203,745
5,000	Weingarten Realty Investors (a)	157,750

		626,985

Telecommunication Services — 0.3%
15,000	General Communication, Inc., Class A *	137,550

Utilities — 1.4%
1,000	AGL Resources, Inc.	41,950
5,000	Hawaiian Electric Industries, Inc.	138,550
10,000	Portland General Electric Co.	303,300
7,500	UGI Corp.	287,925

		771,725

		50,012,719

Total Common Stocks (Cost $34,937,170)		52,407,477

Exchange-Traded Funds — 0.2%
3,500	iShares FTSE China 25 Index Fund	129,150

Total Exchange-Traded Funds (Cost $89,145)		129,150

Cash Equivalents — 6.9%
3,848,175	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (c) (d)	3,848,175

Total Cash Equivalents (Cost $3,848,175)		3,848,175

Short-Term Securities Held as Collateral for Securities Lending — 7.1%
3,923,114	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (d)	3,923,114

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $3,923,114)		3,923,114

Total Investments (Cost $42,797,604) — 108.4%		60,307,916

Liabilities in Excess of Other Assets — (8.4)%		(4,651,764)

Net Assets — 100.0%		$55,656,152

(a)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $3,808,993.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2013.
*	Non-income producing security.

ADR	— American Depositary Receipt

(See notes which are an integral part of these schedules of investments)

Huntington VA Mortgage Securities Fund

Portfolio of Investments (Unaudited)

March 31, 2013

Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies — 67.4%

Federal Home Loan Mortgage Corporation — 15.7%
$ 4,370	Pool # B18052, 4.500%, 3/1/15	$4,668
10,829	Pool # J03237, 5.500%, 8/1/16	11,531
6,366	Pool # E96459, 5.000%, 5/1/18	6,816
41,913	Pool # J10396, 4.000%, 7/1/19	44,926
6,384	Pool # G18008, 4.500%, 9/1/19	6,811
3,382	Pool # G18015, 4.500%, 10/1/19	3,609
28,891	Pool # G12286, 5.000%, 7/1/21	30,972
24,545	Pool # G12297, 6.000%, 7/1/21	26,959
25,825	Pool # G12425, 5.500%, 10/1/21	27,774
42,446	Pool # E02402, 6.000%, 10/1/22	46,918
20,126	Pool # C90779, 5.000%, 1/1/24	21,647
7,378	Pool # C90837, 5.500%, 6/1/24	8,076
67,558	Pool # G13629, 4.500%, 8/1/24	71,936
64,890	Pool # J11053, 4.500%, 10/1/24	69,095
161,963	Pool # J11829, 4.000%, 3/1/25	174,818
77,826	Pool # E02696, 4.000%, 5/1/25	82,713
15,944	Pool # C91000, 6.000%, 11/1/26	17,477
155,259	Pool # D97248, 5.500%, 4/1/27	169,172
38,805	Pool # C91175, 5.000%, 5/1/28	41,758
88,068	Pool # C91251, 4.500%, 6/1/29	94,684
128,647	Pool # C91284, 4.500%, 1/1/30	138,310
159,965	Pool # C91296, 5.000%, 4/1/30	172,056
368,590	Pool # C91413, 3.500%, 12/1/31	392,112
231,261	Pool # C91441, 3.000%, 4/1/32	241,455
284,739	Pool # C91484, 3.000%, 8/1/32	297,292
20,462	Pool # 1G0865, 2.823%, 7/1/35 (a)	21,824
37,848	Pool # A55565, 6.000%, 12/1/36	41,428
43,078	Pool # G03498, 5.500%, 11/1/37	46,655
179,062	Pool # A93316, 4.500%, 8/1/40	191,673
171,083	Pool # A93936, 4.500%, 9/1/40	183,132
257,614	Pool # A94008, 4.000%, 9/1/40	273,825
213,656	Pool # G06784, 3.500%, 10/1/41	224,954

		3,187,076

Federal National Mortgage Association — 40.3%
77,181	Pool # 786729, 5.500%, 8/1/19	84,512
314,759	Pool # MA0670, 3.500%, 3/1/21	333,788
298,910	Pool # MA0740, 3.500%, 5/1/21	317,587
41,864	Pool # 254501, 5.500%, 9/1/22	45,663
151,027	Pool # 962070, 4.000%, 3/1/23	162,016
62,215	Pool # 889255, 5.000%, 3/1/23	67,179
6,136	Pool # 254908, 5.000%, 9/1/23	6,652
4,027	Pool # 255360, 5.000%, 8/1/24	4,425
117,000	Pool # 935763, 4.000%, 11/1/24	127,326
200,762	Pool # 932438, 4.000%, 1/1/25	214,930
18,275	Pool # 255711, 5.500%, 4/1/25	20,094
17,213	Pool # 255745, 5.500%, 5/1/25	18,925
12,795	Pool # 357771, 5.000%, 5/1/25	14,030
15,991	Pool # 255767, 5.500%, 6/1/25	17,582
38,756	Pool # 255834, 4.500%, 6/1/25	42,344
11,760	Pool # 255808, 5.000%, 7/1/25	12,895
38,360	Pool # 255984, 4.500%, 11/1/25	41,911
16,895	Pool # 256116, 6.000%, 2/1/26	18,576
261,428	Pool # AL0238, 3.500%, 3/1/26	277,233
545,398	Pool # AH9631, 3.000%, 4/1/27	574,338
43,238	Pool # 257163, 5.000%, 4/1/28	46,871
112,496	Pool # 257237, 4.500%, 6/1/28	122,207
31,690	Pool # 257238, 5.000%, 6/1/28	34,353
105,044	Pool # MA0022, 4.500%, 4/1/29	113,390
88,156	Pool # MA0115, 4.500%, 7/1/29	95,160
169,811	Pool # AC1219, 4.500%, 8/1/29	187,229
82,141	Pool # MA0171, 4.500%, 9/1/29	88,667
202,498	Pool # MA0443, 5.000%, 5/1/30	219,385
123,614	Pool # MA0563, 4.000%, 11/1/30	132,754
203,682	Pool # MA0776, 4.500%, 6/1/31	220,628
160,154	Pool # MA0804, 4.000%, 7/1/31	171,996
233,793	Pool # MA0976, 3.500%, 2/1/32	249,187
448,282	Pool # AB4713, 3.000%, 3/1/32	468,884
204,462	Pool # MA1084, 3.500%, 6/1/32	218,340
494,819	Pool # MA1314, 2.500%, 1/1/33	498,385
7,811	Pool # 721540, 5.000%, 7/1/33	8,511
50,015	Pool # 746683, 5.500%, 10/1/33	56,467
13,207	Pool # 786457, 5.357%, 7/1/34 (a)	14,193
7,966	Pool # 845573, 2.425%, 2/1/36 (a)	8,491
49,008	Pool # 745511, 5.000%, 4/1/36	53,095
30,659	Pool # 831487, 5.500%, 4/1/36	33,480
48,549	Pool # 868935, 5.500%, 5/1/36	53,015
23,038	Pool # 903812, 5.500%, 12/1/36	25,157
12,127	Pool # 907484, 6.000%, 1/1/37	13,300
167,758	Pool # AD7906, 5.000%, 7/1/40	185,454
310,525	Pool # AD7724, 5.000%, 7/1/40	338,780
323,137	Pool # AE4310, 4.000%, 9/1/40	344,656
161,106	Pool # AE0395, 4.500%, 10/1/40	174,284
168,848	Pool # AE7535, 4.000%, 10/1/40	180,092
174,369	Pool # AE4628, 4.500%, 10/1/40	188,114
158,563	Pool # AE8395, 4.000%, 11/1/40	169,123
331,746	Pool # AH6655, 4.000%, 2/1/41	353,838
311,242	Pool # AJ5469, 3.500%, 11/1/41	328,866
374,119	Pool # AB4106, 3.500%, 12/1/41	395,303

		8,193,661

Government National Mortgage Association — 11.4%
7,607	Pool # 3590, 5.500%, 8/20/19	8,218
19,509	Pool # 3708, 5.500%, 5/20/20	21,113
29,920	Pool # 3741, 4.500%, 8/20/20	32,770
20,321	Pool # 683937, 6.000%, 2/15/23	22,401
115,217	Pool # 666057, 5.000%, 3/15/23	125,473
296,353	Pool # 741854, 4.000%, 5/15/25	320,138
144,717	Pool # 4886, 4.500%, 12/20/25	157,757
434,981	Pool # 5326, 3.000%, 3/20/27	462,885
291,507	Pool # 3457, 4.500%, 10/20/33	321,814
6,014	Pool # 3571, 6.500%, 6/20/34	6,900
73,354	Pool # 605653, 5.500%, 8/15/34	81,636
4,770	Pool # 3637, 5.500%, 11/20/34	5,291
116,200	Pool # 3689, 4.500%, 3/20/35	128,245
16,673	Pool # 3710, 5.000%, 5/20/35	18,330
11,199	Pool # 650348, 5.500%, 11/15/35	12,315
92,457	Pool # 676974, 5.500%, 5/15/38	101,228
172,061	Pool # 733602, 5.000%, 4/15/40	194,685
261,393	Pool # 4978, 4.500%, 3/20/41	289,144

		2,310,343

Total U.S. Government Mortgage Backed Agencies (Cost $13,255,175)		13,691,080

Common Stocks — 12.4%

Real Estate Investment Trusts — 12.4%
1,553	Acadia Realty Trust	43,127
1,300	Alexandria Real Estate Equities, Inc.	92,274
2,500	American Campus Communities, Inc.	113,350
500	Associated Estates Realty Corp.	9,320
500	BioMed Realty Trust, Inc.	10,800
1,000	Boston Properties, Inc.	101,060
300	Brookfield Office Properties, Inc.	5,151
600	Colonial Properties Trust	13,566
1,200	Coresite Realty Corp.	41,976
700	CubeSmart	11,060
100	DDR Corp.	1,742
300	DiamondRock Hospitality Co.	2,793
1,500	Digital Realty Trust, Inc.	100,365
2,400	Douglas Emmett, Inc.	59,832
4,200	Duke Realty Corp.	71,316
900	DuPont Fabros Technology, Inc.	21,843
2,100	EastGroup Properties, Inc.	122,220
1,800	Equity Lifestyle Properties, Inc.	138,240
1,100	Equity Residential	60,566

(See notes which are an integral part of these schedules of investments)

Principal Amount or Shares		Value
800	Essex Property Trust, Inc.	$120,464
700	Excel Trust, Inc.	9,555
300	Extra Space Storage, Inc.	11,781
300	Federal Realty Investment Trust	32,412
100	General Growth Properties, Inc.	1,988
1,400	HCP, Inc.	69,804
1,000	Health Care REIT, Inc.	67,910
1,900	Home Properties, Inc.	120,498
3,614	Host Hotels & Resorts, Inc.	63,209
1,100	Kimco Realty Corp.	24,640
1,500	Kite Realty Group Trust	10,110
2,500	LaSalle Hotel Properties	63,450
1,600	Macerich Co./The	103,008
200	Mack-Cali Realty Corp.	5,722
1,100	National Retail Properties, Inc. (b)	39,787
1,400	Pennsylvania Real Estate Investment Trust	27,146
300	Post Properties, Inc.	14,130
946	ProLogis, Inc.	37,821
500	Public Storage, Inc.	76,160
400	Regency Centers Corp.	21,164
300	Retail Properties of America, Inc.	4,440
200	Sabra Health Care REIT, Inc.	5,802
1,100	Simon Property Group, Inc.	174,416
400	SL Green Realty Corp.	34,444
200	Sovran Self Storage, Inc.	12,898
1,900	Tanger Factory Outlet Centers, Inc.	68,742
816	UDR, Inc.	19,739
1,986	Ventas, Inc.	145,375
316	Vornado Realty Trust	26,430
2,300	Weingarten Realty Investors	72,565
200	Westfield Group	2,260
200	Westfield Retail Trust	629

Total Common Stocks (Cost $1,771,773)		2,509,100

U.S. Government Agencies — 16.0%

Federal Farm Credit Bank — 7.7%
500,000	1.500%, 11/16/15	515,266
500,000	2.580%, 6/8/18	537,702
500,000	1.950%, 7/19/22	502,188

		1,555,156

Federal Home Loan Bank — 4.2%
500,000	3.125%, 12/8/17	551,973
250,000	4.125%, 12/13/19	294,260

		846,233

Federal Home Loan Mortgage Corporation — 2.9%
600,000	0.450%, 11/24/15	600,986

Federal National Mortgage Association — 1.2%
250,000	1.125%, 9/17/13	251,181

Total U.S. Government Agencies (Cost $3,104,369)		3,253,556

Collateralized Mortgage Obligations — 1.2%

Federal Home Loan Bank — 0.1%
16,785	Series SK-2015, 5.140%, 8/18/15	17,879

Federal Home Loan Mortgage Corporation — 0.9%
12,406	Series 2770, 4.000%, 1/15/18	12,547
159,086	Series 2784, 4.000%, 4/15/19	169,401
1,625	Series 2672, 5.500%, 8/15/31	1,627

		183,575

Federal National Mortgage Association — 0.1%
19,787	Series 1999-13, 6.000%, 4/25/29	22,454

Government National Mortgage Association — 0.1%
11,015	Series 2005-55, 5.000%, 5/20/32	11,031

Total Collateralized Mortgage Obligations (Cost $221,881)		234,939

Cash Equivalents — 2.9%
584,992	Huntington U.S. Treasury Money Market Fund, Trust Shares 0.050% (c) (d)	584,992

Total Cash Equivalents (Cost $584,992)		584,992

Short-Term Securities Held as Collateral for Securities Lending — 0.2%
36,455	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (d)	36,455

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $36,455)		36,455

Total Investments (Cost $18,974,645) — 100.1%		20,310,122

Liabilities in Excess of Other Assets — (0.1)%		(10,847)

Net Assets — 100.0%		$20,299,275

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2013.
(b)	All or a portion of the security was on loan as of March 31, 2013. The total value of securities on loan as of March 31, 2013 was $36,170.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2013.

(See notes which are an integral part of these schedules of investments)

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

As of March 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) *
VA Balanced Fund	$39,289,896	$6,235,399	$—	$6,235,399
VA Dividend Capture Fund	39,421,675	4,699,327	(243,963)	4,455,364
VA Growth Fund	16,620,328	2,094,958	(185,338)	1,909,620
VA Income Equity Fund	20,755,308	3,463,590	(65,017)	3,398,573
VA International Equity Fund	28,222,500	5,001,501	(411,824)	4,589,677
VA Mid Corp America Fund	19,437,952	9,101,132	(270,273)	8,830,859
VA Real Strategies Fund	4,075,328	516,735	(261,292)	255,443
VA Rotating Markets Fund	6,194,080	327,423	(87,597)	239,826
VA Situs Fund	42,774,144	18,656,921	(1,123,149)	17,533,772
VA Mortgage Securities Fund	18,977,362	1,348,702	(15,942)	1,332,760

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At March 31, 2013, the Trust operated 34 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “VA Fund,” or collectively as the “VA Funds”):

Huntington VA Balanced Fund (“VA Balanced Fund”)
Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)
Huntington VA Growth Fund (“VA Growth Fund”)
Huntington VA Income Equity Fund (“VA Income Equity Fund”)
Huntington VA International Equity Fund (“VA International Equity Fund”)
Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)
Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)
Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)
Huntington VA Situs Fund (“VA Situs Fund”)
Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

The VA Funds’ prospectus provides a description of each VA Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. The price at which the VA Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received.

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each VA Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The Trust calculates the NAV for each of the VA Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the VA Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the VA Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the VA Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except the U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. In valuing debt securities, a security pricing service may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a VA Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each VA Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a VA Fund could purchase or sell a portfolio security at the price used to calculate the VA Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The VA Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the VA Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using methods such as, discounted cash flow models, various real estate debt spreads, and other market indicators, which the Trustees deem indicative of the estimated fair value of the real estate investments.

The following is a summary of the inputs used to value the VA Funds’ investments as of March 31, 2013 based on the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Balanced Fund
Investment Securities:
Mutual Funds	$44,627,546	$—	$—	$44,627,546
Cash Equivalents	897,749	—	—	897,749

Total Investment Securities	45,525,295	—	—	45,525,295

VA Dividend Capture Fund
Investment Securities:
Common Stocks
Consumer Discretionary	1,766,997	—	—	1,766,997
Consumer Staples	2,977,426	—	—	2,977,426
Energy	6,597,198	—	—	6,597,198
Financials	6,052,646	—	—	6,052,646
Health Care	2,997,421	—	—	2,997,421
Industrials	3,773,497	—	—	3,773,497
Information Technology	3,681,887	—	—	3,681,887
Materials	1,307,666	—	—	1,307,666
Real Estate Investment Trusts	2,148,553	—	—	2,148,553
Telecommunication Services	1,041,030	—	—	1,041,030
Utilities	1,532,120	—	—	1,532,120
Preferred Stocks
Financials	3,987,241	381,094	—	4,368,335
Industrials	290,400	—	—	290,400
Real Estate Investment Trusts	1,218,197	—	—	1,218,197
Telecommunication Services	461,550	—	—	461,550
Utilities	1,090,680	—	—	1,090,680
Exchange-Traded Funds	725,890	—	—	725,890
Cash Equivalents	1,351,434	—	—	1,351,434
Short-Term Securities Held as Collateral for Securities Lending	494,112	—	—	494,112

Total Investment Securities	43,495,945	381,094	—	43,877,039

VA Growth Fund
Investment Securities:
Common Stocks
Consumer Discretionary	2,030,575	—	—	2,030,575
Consumer Staples	1,840,911	—	—	1,840,911
Energy	1,505,144	—	—	1,505,144
Financials	1,617,835	—	—	1,617,835
Health Care	2,827,448	—	—	2,827,448
Industrials	1,487,254	—	—	1,487,254
Information Technology	6,019,369	—	—	6,019,369
Materials	674,336	—	—	674,336
Real Estate Investment Trusts	185,278	—	—	185,278
Telecommunication Services	102,974	—	—	102,974
Cash Equivalents	105,286	—	—	105,286
Short-Term Securities Held as Collateral for Securities Lending	133,538	—	—	133,538

Total Investment Securities	18,529,948	—	—	18,529,948

VA Income Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	1,525,110	—	—	1,525,110
Consumer Staples	2,157,780	—	—	2,157,780
Energy	3,407,309	—	—	3,407,309
Financials	3,414,773	—	—	3,414,773
Health Care	1,993,441	—	—	1,993,441
Industrials	2,197,421	—	—	2,197,421
Information Technology	2,182,102	—	—	2,182,102
Materials	1,035,711	—	—	1,035,711
Real Estate Investment Trusts	1,560,022	—	—	1,560,022
Telecommunication Services	759,983	—	—	759,983
Utilities	1,223,315	—	—	1,223,315
Cash Equivalents	335,025	—	—	335,025
Short-Term Securities Held as Collateral for Securities Lending	2,361,889	—	—	2,361,889

Total Investment Securities	24,153,881	—	—	24,153,881

Other Financial Instruments:*
Written Options	(187,068)	—	—	(187,068)

Total Investments	23,966,813	—	—	23,966,813

VA International Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	2,473,674	—	—	2,473,674
Consumer Staples	2,862,704	—	—	2,862,704
Energy	2,022,640	—	—	2,022,640
Financials	7,993,368	—	—	7,993,368
Health Care	3,450,667	—	—	3,450,667
Industrials	4,786,976	—	—	4,786,976
Information Technology	2,288,163	—	—	2,288,163
Materials	2,319,920	—	—	2,319,920
Telecommunication Services	1,517,959	—	—	1,517,959
Utilities	556,432	—	—	556,432
Cash Equivalents	1,136,767	—	—	1,136,767
Short-Term Securities Held as Collateral for Securities Lending	1,402,907	—	—	1,402,907

Total Investment Securities	32,812,177	—	—	32,812,177

VA Mid Corp America Fund
Investment Securities:
Common Stocks
Consumer Discretionary	2,428,992	—	—	2,428,992
Consumer Staples	1,174,317	—	—	1,174,317
Energy	1,882,324	—	—	1,882,324
Financials	3,622,152	—	—	3,622,152
Health Care	3,781,805	—	—	3,781,805
Industrials	3,769,661	—	—	3,769,661
Information Technology	5,301,910	—	—	5,301,910
Materials	1,455,011	—	—	1,455,011
Real Estate Investment Trusts	2,032,084	—	—	2,032,084
Telecommunication Services	110,576	—	—	110,576
Utilities	1,119,849	—	—	1,119,849
Cash Equivalents	444,575	—	—	444,575
Short-Term Securities Held as Collateral for Securities Lending	1,145,555	—	—	1,145,555

Total Investment Securities	28,268,811	—	—	28,268,811

VA Real Strategies Fund
Investment Securities:
Common Stocks
Consumer Staples	180,940	—	—	180,940
Energy	1,209,674	—	—	1,209,674
Industrials	738,651	—	—	738,651
Materials	648,116	—	—	648,116
Real Estate Investment Trusts	316,210	—	—	316,210
Exchange-Traded Funds	337,686	—	—	337,686
Real Estate Investments	—	—	233,195	233,195
Closed-End Fund	81,160	—	—	81,160
Exchange-Traded Notes	47,787	—	—	47,787
Cash Equivalents	72,677	—	—	72,677
Short-Term Securities Held as Collateral for Securities Lending	464,675	—	—	464,675

Total Investment Securities	4,097,576	—	233,195	4,330,771
VA Rotating Markets Fund
Investment Securities:
Common Stocks
Consumer Discretionary	702,810	—	—	702,810
Consumer Staples	214,024	—	—	214,024
Energy	388,055	—	—	388,055
Financials	707,668	—	—	707,668
Health Care	572,953	—	—	572,953
Industrials	1,120,471	—	—	1,120,471
Information Technology	839,641	—	—	839,641
Materials	455,665	—	—	455,665
Real Estate Investment Trusts	587,070	—	—	587,070
Telecommunication Services	39,527	—	—	39,527
Utilities	277,767	—	—	277,767
Exchange-Traded Funds	188,748	—	—	188,748
Cash Equivalents	282,244	—	—	282,244
Short-Term Securities Held as Collateral for Securities Lending	57,263	—	—	57,263

Total Investment Securities	6,433,906	—	—	6,433,906

VA Situs Fund
Investment Securities:
Common Stocks
Consumer Discretionary	6,809,770	—	—	6,809,770
Consumer Staples	1,337,263	—	—	1,337,263
Energy	2,248,773	—	—	2,248,773
Financials	7,301,037	—	—	7,301,037
Health Care	6,894,072	—	—	6,894,072
Industrials	8,633,377	—	—	8,633,377
Information Technology	12,024,163	—	—	12,024,163
Materials	5,622,762	—	—	5,622,762
Real Estate Investment Trusts	626,985	—	—	626,985
Telecommunication Services	137,550	—	—	137,550
Utilities	771,725	—	—	771,725
Exchange-Traded Funds	129,150	—	—	129,150
Cash Equivalents	3,848,175	—	—	3,848,175
Short-Term Securities Held as Collateral for Securities Lending	3,923,114	—	—	3,923,114

Total Investment Securities	60,307,916	—	—	60,307,916

Other Financial Instruments:*
Written Options	(183,300)	—	—	(183,300)

Total Investments	60,124,616	—	—	60,124,616

VA Mortgage Securities Fund
Investment Securities:
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	3,187,076	—	3,187,076
Federal National Mortgage Association	—	8,193,661	—	8,193,661
Government National Mortgage Association	—	2,310,343	—	2,310,343
Common Stocks
Real Estate Investment Trusts	2,509,100	—	—	2,509,100
U.S. Government Agencies
Federal Farm Credit Bank	—	1,555,156	—	1,555,156
Federal Home Loan Bank	—	846,233		846,233
Federal Home Loan Mortgage Corporation	—	600,986	—	600,986
Federal National Mortgage Association	—	251,181	—	251,181
Collateralized Mortgage Obligations
Federal Home Loan Bank	—	17,879	—	17,879
Federal Home Loan Mortgage Corporation	—	183,575		183,575
Federal National Mortgage Association	—	22,454	—	22,454
Government National Mortgage Association	—	11,031	—	11,031
Cash Equivalents	584,992	—	—	584,992
Short-Term Securities Held as Collateral for Securities Lending	36,455	—	—	36,455

Total Investment Securities	3,130,547	17,179,575	—	20,310,122

*	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written options contracts.

The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the period ended

March 31, 2013:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
VA International Equity Fund
Common Stocks
Consumer Discretionary	$—	$1,847,203
Consumer Staples	—	2,225,004
Energy	—	1,734,801
Financials	—	3,332,030
Health Care	—	473,996
Industrials	—	4,891,618
Information Technology	—	1,272,794
Materials	—	1,196,615
Telecommunication Services	—	896,930
Utilities	—	592,948

Total	$—	$18,463,939

VA Situs Fund
Common Stocks
Consumer Discretionary	$—	$197,973
Consumer Staples	—	184,813
Health Care	—	61,469
Industrials	—	660,599
Information Technology	—	68,427

Total	$—	$1,173,281

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities (“fair value trigger”) at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair value trigger did not occur as of the reporting period end.

Quantitative Information about Level 3 Fair Value Measurements

Type of Assets	Fair Value At March 31, 2013	Valuation Techniques	Unobservable Input(s)	Range (weighted average)
VA Real Strategies Fund
Real Estate Investments	$233,195	Discounted cash flow	Discount Rate	3.0%-14.8%(9.6%)
			Market Cap Rate	7.0%-12.0%(8.7%)

The significant unobservable inputs used in the fair value measurement of VA Real Strategies Fund’s investments in real estate investments were cash flows and discount and market cap rates. An increase in the cash flows and/or market cap rate or decreases in the discount rate used would increase the value of the investment. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the investment. Although the changes in the unobservable inputs may significantly change the security’s value, significant and reasonable changes to any of these inputs would not significantly impact the net assets of the VA Real Strategies Fund.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

VA Real Strategies Fund
Real Estate Investments
Balance as of December 31, 2012	$233,195
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation (depreciation)	—

Ending Balance as of March 31, 2013	$233,195

B. Repurchase Agreements

The VA Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the VA Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the VA Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the VA Funds may be delayed or limited. The VA Funds did not own any repurchase agreements at March 31, 2013.

C. When-Issued and Delayed Transactions

The VA Funds may engage in when-issued or delayed delivery transactions. The VA Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The VA Funds did not own any when-issued securities at March 31, 2013.

D. Foreign Currency Translation

The accounting records of the VA Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The VA Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held.

E. Derivative Instruments

Certain of the VA Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the VA Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the VA Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts – Certain of the VA Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a VA Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The VA Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At March 31, 2013, none of the VA Funds had any forward foreign exchange contracts outstanding.

Written Options Contracts – Certain of the VA Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a VA Fund to equity price risk.

The following is a summary of VA Income Equity Fund’s written option activity for the period ended March 31, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	—	$—
Options written	1,029	38,525
Options expired	(8)	(442)
Options closed	—	—
Options exercised	(77)	(4,447)
Outstanding at 3/31/2013	944	$33,636

At March 31, 2013, VA Income Equity Fund had the following outstanding written option contracts:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Cisco Systems, Inc.	Call	April 2013	$23	140	$210	$3,009
Fifth Third Bancorp	Call	May 2013	17	160	3,200	529
Gannett Co., Inc.	Call	April 2013	21	130	14,950	(11,181)
Hewlett-Packard Co.	Call	May 2013	19	160	79,200	(70,721)
Intel Corp.	Call	April 2013	24	120	240	2,640
JPMorgan Chase & Co.	Call	April 2013	50	60	780	2,458
Marathon Oil Corp.	Call	April 2013	35	90	1,980	1,530
Marathon Petroleum Corp.	Call	April 2013	70	40	79,600	(75,840)
SLM Corp.	Call	April 2013	19	44	6,908	(5,856)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(153,432)

The following is a summary of VA Situs Fund’s written option activity for the period ended March 31, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	150	$56,121
Options written	543	133,085
Options expired	(190)	(60,096)
Options closed	(123)	(29,082)
Options exercised	(70)	(24,989)
Outstanding at 3/31/2013	310	$75,039

At March 31, 2013, VA Situs Fund had the following outstanding written option contracts:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Actavis, Inc.	Call	April 2013	$85	220	$151,800	$(113,460)
CARBO Ceramics, Inc.	Call	April 2013	90	90	31,500	5,199

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(108,261)

F. Securities Lending

To generate additional income, the VA Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC and MS Securities Services, Inc. In determining whether to lend to a particular broker, dealer or financial institution, Huntington Asset Advisors, Inc. (the “Advisor”) will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the VA Funds, based on the prior day’s closing price. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The VA Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the VA Funds lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a VA Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a VA Fund on a timely basis and a VA Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the VA Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of March 31, 2013, the following Funds had securities with the following market values on loan and related activity:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid the Funds to Huntington from Securities Lending
VA Dividend Capture Fund	$486,881	$494,112	$1,799,863	$12,969	$2,343
VA Growth Fund	131,558	133,538	422,821	1,482	247
VA Income Equity Fund	2,329,656	2,361,889	2,205,054	1,128	185
VA International Equity Fund	1,356,796	1,402,907	1,324,106	4,508	740
VA Mid Corp America Fund	1,124,882	1,145,555	1,034,813	11,062	1,973
VA Real Strategies Fund	455,435	464,675	489,540	9,075	1,603
VA Rotating Markets Fund	56,576	57,263	52,387	370	61
VA Situs Fund	3,808,993	3,923,114	3,734,537	11,451	1,973
VA Mortgage Securities Fund	36,170	36,455	91,685	262	50

G. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the VA Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The VA Funds will not incur any registration costs upon such resale. The VA Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. At March 31, 2013, the VA Real Strategies Fund held illiquid restricted securities representing 5.99% respectively, of net assets as listed below:

Issuer Description	Acquisition Date	Cost	Value
VA Real Strategies Fund:

Discount Retail Portfolio II DST	11/30/11	$50,000	$46,551
Grocery & Pharmacy DST	8/26/11	50,000	48,390
New York Power DST	7/21/11	50,000	45,382
Scotts Gahanna LLC	12/13/11	56,000	47,659
Winston-Salem DST	2/22/12	50,000	45,213

H. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the VA Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each VA Fund’s investment in such affiliated money market fund is set forth below:

U.S. Treasury Money Market Fund	12/31/12 Market Value	Purchases	Sales	3/31/13 Market Value	Income
VA Dividend Capture Fund	$606,094	$3,045,428	$(2,300,088)	$1,351,434	$59
VA Growth Fund	211,691	1,889,768	(1,996,173)	105,286	38
VA Income Equity Fund	712,658	849,982	(1,227,615)	335,025	51
VA International Equity Fund	1,158,404	2,449,991	(2,471,628)	1,136,767	121
VA Mid Corp America Fund	782,960	1,191,948	(1,530,333)	444,575	117
VA Real Strategies Fund	194,383	207,718	(329,424)	72,677	8
VA Rotating Markets Fund	86,329	375,687	(179,772)	282,244	22
VA Situs Fund	2,078,878	7,581,509	(5,812,212)	3,848,175	403
VA Mortgage Securities Fund	572,278	1,962,928	(1,950,214)	584,992	66

Additionally, VA Balanced Fund invests in other funds within the Trust. A summary of the VA Balanced Fund’s investments in these affiliated funds is set forth below:

VA Balanced Fund	12/31/12 Market Value	Purchases	Sales	3/31/13 Market Value	Income
Huntington U.S. Treasury Money Market Fund	$901,499	$1,410,307	$(1,414,057)	$897,749	$101
Huntington Fixed Income Securities Fund	13,927,448	628,612	(217,872)	14,251,371	102,878
VA Dividend Capture Fund	1,773,065	—	(105,328)	4,126,213	—
VA Growth Fund	7,993,194	—	(466,794)	8,275,992	—
VA Income Equity Fund	5,307,578	—	(332,531)	5,492,541	—
VA International Equity Fund	4,460,478	56,117	(115,129)	4,521,261	—
VA Macro 100 Fund	2,220,675	32,716	(182,391)	—	32,716
VA Mid Corp America Fund	3,561,922	—	(300,130)	3,664,464	—
VA Mortgage Securities Fund	2,876,808	97,697	(51,324)	1,355,465	—
VA Situs Fund	1,341,294	—	(149,403)	2,940,239	—

(3) Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Huntington Real Strategies Fund owns a 96% interest in Scotts Gahanna LLC. The VA Real Strategies Fund is an affiliate of the Huntington Real Strategies Fund, and together they own 100% of Scotts Gahanna LLC.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer
Date 5/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer

Date 5/30/13

By (Signature and Title)	/s/ Robert Silva
Robert Silva, Treasurer and Principal Financial Officer

Date 5/30/13